      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 3, 2001

                                                        File No. 333-62254




                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14


                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933


                        /X/ Pre-Effective Amendment No. 2




                                 ALLEGHANY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             171 North Clark Street
                             Chicago, Illinois 60601
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (312) 223-2139


                                   Copies to:
RICHARD W. GRANT, ESQ.                               LESLIE SPERLING CRUZ, ESQ.
MORGAN, LEWIS & BOCKIUS LLP                          MORGAN, LEWIS & BOCKIUS LLP
1701 MARKET STREET                                   1800 M STREET, N.W.
PHILADELPHIA, PA  19103                              WASHINGTON, DC 20036



--------------------------------------------------------------------------------

It is proposed that this filing will become effective on July 4, 2001 pursuant to Rule 488.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

--------------------------------------------------------------------------------

                                 ALLEGHANY FUNDS
                              CROSS REFERENCE SHEET

ITEMS REQUIRED BY FORM N-14                                                  REGISTRATION STATEMENT HEADING
---------------------------                                                  ------------------------------
PART A.         INFORMATION REQUIRED IN THE PROSPECTUS

Item 1.         Beginning of Registration Statement and Outside Front        Cover Page of Registration Statement
                Cover Page of Prospectus.

Item 2.         Beginning and Outside Back Cover Page of Prospectus.         Table of Contents

Item 3.         Fee Table, Synopsis Information, and Risk Factors.           Synopsis, Fees and Expenses; Risks

Item 4.         Information About the Transaction.                           Synopsis; Reasons for the Reorganization;
                                                                             Information Relating to the Reorganization; Description
                                                                             of the Reorganization; Costs of the Reorganization;
                                                                             Agreement and Plan of Reorganization

Item 5.         Information About the Registrant.                            Prospectus Cover Page; Synopsis; Shareholder Rights

Item 6.         Information About the Company Being Acquired.                Prospectus Cover Page; Synopsis; Reasons for the
                                                                             Reorganization; Information Relating to the
                                                                             Reorganization; Information About the Funds;
                                                                             Shareholder Rights

Item 7.         Voting Information.                                          Prospectus Cover Page; Notice of Special Meeting of
                                                                             Shareholders; Synopsis; Form of Agreement and Plan of
                                                                             Reorganization

Item 8.         Interest of Certain Persons and Experts.                     Voting Matters

Item 9.         Additional Information Required for Reoffering by            Not Applicable
                Persons Deemed to be Underwriters.

PART B.         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 10.        Cover Page.                                                  Cover Page

Item 11.        Table of Contents.                                           Table of Contents

Item 12.        Additional Information About the Registrant.                 More Information about Alleghany Funds and the ABN AMRO
                                                                             Funds; Incorporated by Reference to the Alleghany
                                                                             Funds' Prospectus and SAI

Item 13.        Additional Information About the Company Being Acquired.     More Information about Alleghany Funds and the ABN AMRO
                                                                             Funds; Incorporated by Reference to the ABN AMRO Funds'
                                                                             Prospectus and SAI

Item 14.        Financial Statements.                                        Financial Statements; Incorporated by Reference to the
                                                                             Alleghany Funds' Annual Report.

PART C.         OTHER INFORMATION

Item 15.        Indemnification.                                             Indemnification

Item 16.        Exhibits.                                                    Exhibits

Item 17.        Undertakings.                                                Undertakings

                                 ABN AMRO FUNDS
                               4400 COMPUTER DRIVE
                        WESTBOROUGH, MASSACHUSETTS 01581

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                     TO BE HELD ON FRIDAY, AUGUST 24, 2001

Notice is hereby given that a Special Meeting of Shareholders of the ABN AMRO Funds, with respect to three of its series, the ABN AMRO Fixed Income Fund, the ABN AMRO Balanced Fund and the ABN AMRO Tax-Exempt Fixed Income Fund (each an "ABN AMRO Fund" and collectively, the "ABN AMRO Funds"), will be held at the offices of the ABN AMRO Funds' sub-administrator, PFPC Inc., 101 Federal Street, Boston, Massachusetts 02110, on Friday, August 24, 2001 at 12:00 noon,
Eastern time, for the purposes of considering the proposals set forth below. Collectively, the proposals, if approved, will result in the transfer of the assets and stated liabilities of each ABN AMRO Fund to a corresponding series of Alleghany Funds in return for shares of the series (the "Reorganization"). Each ABN AMRO Fund will then be terminated.

Proposal 1:       Approval of the Reorganization as it relates to: (i) the
                  transfer of all of the assets and certain stated liabilities of the ABN AMRO Fixed Income Fund to Alleghany/Chicago Trust
                  Bond Fund (the "Alleghany Bond Fund") in exchange for Class N shares of the Alleghany Bond Fund; and (ii) the distribution of the Class N shares of the Alleghany Bond Fund's shares so received to Common and Investor shareholders of the ABN AMRO
                  Fixed Income Fund.

Proposal 2:       Approval of the Reorganization as it relates to: (i) the
                  transfer of all of the assets and certain stated liabilities of the ABN AMRO Balanced Fund to Alleghany/Chicago Trust
                  Balanced Fund (the "Alleghany Balanced Fund") in exchange for
                  Class N shares of the Alleghany Balanced Fund; and (ii) the distribution of the Class N shares of the Alleghany Balanced
                  Fund's shares so received to Common and Investor shareholders of the ABN AMRO Balanced Fund.

Proposal 3:       Approval of the Reorganization as it relates to: (i) the
                  transfer of all of the assets and certain stated liabilities of the ABN AMRO Tax-Exempt Fixed Income Fund to
                  Alleghany/Chicago Trust Municipal Bond Fund (the "Alleghany
                  Municipal Bond Fund") in exchange for Class N shares of the Alleghany Municipal Bond Fund; and (ii) the distribution of the Class N shares of the Alleghany Municipal Bond Fund's shares so received to Common and Investor shareholders of the ABN AMRO Tax-Exempt Fixed Income Fund.

Proposal 4:       The transaction of such other business as may properly be
                  brought before the meeting.


         Shareholders of record of the ABN AMRO Fixed Income Fund, the ABN AMRO Balanced Fund or the ABN AMRO Tax-Exempt Fixed Income Fund as of the close of business on Friday, June 29, 2001 are entitled to notice of, and to vote at this meeting, or any adjournment of this meeting. Shareholders of each ABN AMRO Fund will vote separately, and the proposed Reorganization will be effected as to a particular ABN AMRO Fund only if that Fund's shareholders approve the proposal.


         SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANYING PROXY CARD, WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF ABN AMRO FUNDS. YOU MAY EXECUTE THE PROXY CARD USING THE METHODS DESCRIBED IN THE PROXY CARD. EXECUTING THE PROXY CARD IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

/s/ Randall C. Hampton
Randall C. Hampton
President
ABN AMRO Funds

July 13, 2001

                           PROXY STATEMENT/PROSPECTUS

                               DATED JULY 4, 2001

             RELATING TO THE ACQUISITION OF THE ASSETS OF SERIES OF

                                 ABN AMRO FUNDS
                               4400 COMPUTER DRIVE
                        WESTBOROUGH, MASSACHUSETTS 01581
                                 1-800-443-4725

               BY AND IN EXCHANGE FOR SHARES OF CERTAIN SERIES OF

                                 ALLEGHANY FUNDS
                             171 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                                 1-800-992-8151


         This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of ABN AMRO Funds (the "ABN AMRO Trust") in connection with the Special Meeting of Shareholders (the "Meeting") of three series of the ABN AMRO Trust, the ABN AMRO Fixed Income Fund, the ABN AMRO Balanced Fund and the ABN AMRO Tax-Exempt Fixed Income Fund (each an "ABN AMRO Fund" and collectively, the "ABN AMRO Funds"), to be held on Friday, August 24, 2001 at 12:00 noon, Eastern time, at the offices of the ABN AMRO Funds' sub-administrator, PFPC Inc., 101 Federal Street, Boston, Massachusetts 02110. At the Meeting, shareholders of each ABN AMRO Fund, voting separately, will be asked to consider and approve a proposed reorganization, as described in the Agreement and Plan of Reorganization, a form of which is attached hereto as Exhibit A (the "Reorganization Agreement"), by and between the ABN AMRO Trust and Alleghany Funds ("Alleghany"), on behalf of Alleghany/Chicago Trust Bond Fund (the "Alleghany Bond Fund"), Alleghany/Chicago Trust Balanced Fund (the "Alleghany Balanced Fund") and Alleghany/Chicago Trust Municipal Bond Fund (the "Alleghany Municipal Bond Fund") (each an "Alleghany Fund" and collectively, the "Alleghany Funds"). Alleghany and the ABN AMRO Trust are referred to collectively as the "Trusts" and the participating series of the Trusts are referred to collectively as the "Funds." Collectively, the proposals, if approved, will result in the transfer of the assets and certain stated liabilities of each ABN AMRO Fund to the corresponding Alleghany Fund in return for shares of the Alleghany Fund (the "Reorganization"). Each ABN AMRO Fund will then be terminated.

         This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of each ABN AMRO Fund should know before voting on the Reorganization, and should be retained for future reference. Certain additional relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated July 4, 2001, relating to this Proxy Statement/Prospectus and the Reorganization and including certain financial information about the ABN AMRO Funds and the Alleghany Funds, has been filed with the SEC and is incorporated in its entirety into this Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by writing to Alleghany Funds, P.O. Box 5164, Westborough, Massachusetts 05181, or by calling toll-free 1-800-992-8151.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Proposal 1:       Approval of the Reorganization as it relates to: (i) the
                  transfer of all of the assets and certain stated liabilities of the ABN AMRO Fixed Income Fund to the Alleghany Bond Fund in exchange for Class N shares of the Alleghany Bond Fund; and
                  (ii) the distribution of the Class N shares of the Alleghany
                  Bond Fund's shares so received to Common and Investor shareholders of the ABN AMRO Fixed Income Fund.

Proposal 2:       Approval of the Reorganization as it relates to: (i) the
                  transfer of all of the assets and certain stated liabilities of the ABN AMRO Balanced Fund to the Alleghany Balanced Fund in exchange for Class N shares of the Alleghany Balanced Fund;
                  and (ii) the distribution of the Class N shares of the Alleghany Balanced Fund's shares so received to Common and Investor shareholders of the ABN AMRO Balanced Fund.

Proposal 3:       Approval of the Reorganization as it relates to: (i) the
                  transfer of all of the assets and certain stated liabilities of the ABN AMRO Tax-Exempt Fixed Income Fund to the Alleghany
                  Municipal Bond Fund in exchange for Class N shares of the Alleghany Municipal Bond Fund; and (ii) the distribution of the Class N shares of the Alleghany Municipal Bond Fund's shares so received to Common and Investor shareholders of the ABN AMRO Tax-Exempt Fixed Income Fund.

Proposal 4:       The transaction of such other business as may properly be
                  brought before the meeting.

         The Reorganization Agreement provides that each ABN AMRO Fund will transfer all of its assets and certain stated liabilities to the corresponding Alleghany Fund listed opposite its name in the following chart:

ABN AMRO FUND (SELLING FUND)            ALLEGHANY FUND (ACQUIRING FUND)
ABN AMRO Fixed Income Fund              Alleghany/Chicago Trust Bond Fund
ABN AMRO Balanced Fund                  Alleghany/Chicago Trust Balanced Fund
ABN AMRO Tax-Exempt Fixed Income Fund   Alleghany/Chicago Trust Municipal Bond Fund

         In exchange for the transfers of these assets and liabilities, each Alleghany Fund will simultaneously issue shares to the corresponding ABN AMRO Fund as listed above, in an amount equal in value to the net asset value of the ABN AMRO Funds' shares. These transfers are expected to occur on or about 8:00 a.m. Eastern time (the "Effective Time") on September 15, 2001 (the "Closing Date").

         Immediately after the transfer of the ABN AMRO Funds' assets and liabilities, the ABN AMRO Funds will make a liquidating distribution to their shareholders of the Alleghany Funds' shares received, so that a holder of shares in an ABN AMRO Fund at the Effective Time of the Reorganization will receive a number of shares of the corresponding Alleghany Fund with the same aggregate value as the shareholder had in the ABN AMRO Fund immediately before the Effective Time. At the Effective Time, shareholders of each ABN AMRO Fund will become shareholders of the corresponding Alleghany Fund. Each ABN AMRO Fund will then be terminated.

         The ABN AMRO Funds offer two classes of shares, Common Shares and Investor Shares. The Alleghany Funds offer Class N Shares. The Alleghany Bond Fund also offers Class I Shares, although these shares are not involved in the Reorganization. Holders of Common Shares or Investor Shares of an ABN AMRO Fund will receive an amount of Class N Shares of the corresponding Alleghany Fund equal in value to their ABN AMRO Fund shares.


         Each Trust is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Currently, each Alleghany Fund is advised by Chicago Capital Management, Inc. ("Chicago Capital"), a wholly-owned subsidiary of The Chicago Trust Company ("Chicago Trust"). Chicago Trust is a wholly-owned subsidiary of ABN AMRO North America Holding Company, which is an indirect, wholly-owned subsidiary of ABN AMRO Holding N.V., a Netherlands company. PFPC Distributors, Inc. is the principal underwriter of the Alleghany Funds. Alleghany Investment Services, Inc. ("AIS") serves as administrator to the Alleghany Funds. In connection with the Reorganization, AIS expects to change its name to ABN AMRO Investment Services, Inc. PFPC Inc. ("PFPC") serves as the sub-administrator and transfer agent for the Alleghany Funds.


         ABN AMRO Asset Management (USA) LLC ("AAAM") is the investment adviser to the ABN AMRO Funds. AAAM is an indirect, wholly-owned subsidiary of ABN AMRO North America Holding Company, which is an indirect, wholly-owned subsidiary of ABN AMRO Holding N.V. ABN AMRO Fund Services, Inc., an affiliate of AAAM, serves as administrator to the ABN AMRO Funds and PFPC serves as the sub-administrator and transfer agent. ABN AMRO Distribution Services (USA) Inc. serves as the ABN AMRO Funds' principal underwriter.






         For a more detailed discussion of the investment objectives, policies, risks and restrictions of the ABN AMRO Funds, see the ABN AMRO Funds' prospectuses and statement of additional information dated May 1, 2001, as may be amended and/or supplemented, which have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus. Copies of the prospectus(es) and statement of additional information for the ABN AMRO Funds are available upon request and without charge by calling 1-800-443-4725.

         For a more detailed discussion of the investment objectives, policies, risks and restrictions of the Alleghany Funds, see the Alleghany Funds' prospectus and statement of additional information dated March 1, 2001, as amended and/or supplemented, which have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus. Copies of the prospectus for the Alleghany Funds accompany this Proxy Statement/Prospectus. Copies of the statement of additional information for the Alleghany Funds are available upon request and without charge by calling 1-800-992-8151.

         This Proxy Statement/Prospectus is expected to be sent to shareholders on or about July 13, 2001.

                                TABLE OF CONTENTS


                                                                                                                           PAGE


SYNOPSIS.................................................................................................................   1

THE REORGANIZATION.......................................................................................................   1

THE TRUSTS...............................................................................................................   1

FEES AND EXPENSES........................................................................................................   2

RULE 12B-1 DISTRIBUTION PLAN.............................................................................................   5

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS.........................................................................   5

INVESTMENT RISKS.........................................................................................................   9

THE FUNDS' PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES..................................................................   11

INFORMATION RELATING TO THE REORGANIZATION...............................................................................   13

DESCRIPTION OF THE REORGANIZATION........................................................................................   13

COSTS OF REORGANIZATION..................................................................................................   13

FEDERAL INCOME TAXES.....................................................................................................   13

CAPITALIZATION...........................................................................................................   14

REASONS FOR THE REORGANIZATION...........................................................................................   14

SHAREHOLDER RIGHTS.......................................................................................................   15

MORE INFORMATION ABOUT ALLEGHANY FUNDS AND THE ABN AMRO FUNDS............................................................   16

VOTING MATTERS...........................................................................................................   17

OTHER BUSINESS...........................................................................................................   19

SHAREHOLDER INQUIRIES....................................................................................................   19

EXHIBIT A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION.................................................................   A-1

EXHIBIT B - MANAGEMENT'S DISCUSSION OF ALLEGHANY FUND PERFORMANCE........................................................   B-1


                                    SYNOPSIS

         This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of each ABN AMRO Fund with those of its corresponding Alleghany Fund. It is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read the prospectus for each Fund.

THE REORGANIZATION


         BACKGROUND. Pursuant to the Reorganization Agreement (a form of which is attached hereto as Exhibit A), each ABN AMRO Fund will transfer all of its assets and certain stated liabilities to its corresponding Alleghany Fund in exchange solely for Class N Shares of that Alleghany Fund. Each ABN AMRO Fund will distribute the Alleghany Fund shares that it receives to its shareholders. Each ABN AMRO Fund will then be terminated. The result of the Reorganization is that shareholders of each ABN AMRO Fund will become shareholders of the corresponding Alleghany Fund. No sales charges will be imposed in connection with the Reorganization.

         The Board of Trustees of the ABN AMRO Trust, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, has concluded that the Reorganization would be in the best interests of each ABN AMRO Fund and its existing shareholders, and that the interests of existing shareholders in each ABN AMRO Fund would not be diluted as a result of the transactions contemplated by the Reorganization. The performance of the Alleghany Funds has been generally better than that of the ABN AMRO Funds and the net expenses of the Alleghany Funds are competitive with those of the corresponding ABN AMRO Funds. Management of ABN AMRO Funds believes that the shareholders of the ABN AMRO Funds would benefit from the larger asset base, increased product array and anticipated economies of scale that are expected to result from the Reorganization. THE BOARD OF TRUSTEES OF THE ABN AMRO TRUST RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION.


         TAX CONSEQUENCES. The Reorganization is intended to qualify for U.S. Federal income tax purposes as a tax-free reorganization. If the Reorganization so qualifies, shareholders of the ABN AMRO Funds will not recognize gain or loss in the transactions contemplated by the Reorganization. As a condition to the closing of the Reorganization, the ABN AMRO Trust and Alleghany will receive an opinion from counsel to the ABN AMRO Trust to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position.

         DISTRIBUTIONS. Before the Reorganization, each ABN AMRO Fund and each Alleghany Fund expects to distribute ordinary income and capital gains, if any, to its shareholders.

         SPECIAL CONSIDERATIONS AND RISK FACTORS. Although the investment objectives and policies of the Alleghany Funds and the corresponding ABN AMRO Funds are generally similar, there are certain differences. Therefore, an investment in an Alleghany Fund may involve investment risks that are, in some respects, different from those of its corresponding ABN AMRO Fund. For a more complete discussion of the risks associated with the respective Funds, see "INVESTMENT RISKS" below.

THE TRUSTS

         The ABN AMRO Trust is an open-end management investment company, which offers redeemable shares in different series. It was organized as a Massachusetts business trust on September 17, 1992. The ABN AMRO Funds offer two classes of shares, Common Shares and Investor Shares. The two classes differ with respect to distribution and shareholder servicing costs, as set forth in the ABN AMRO Funds' prospectuses.


         Alleghany is an open-end, management investment company, which offers redeemable shares in different series. It was organized as a Delaware business trust on September 10, 1993. The Alleghany Funds offer Class N Shares. The Alleghany Balanced Fund and the Alleghany Bond Fund also offer Class I Shares, although this share class is not involved in the Reorganization. Class N and Class I Shares differ with respect to distribution costs, as set forth in the Alleghany Funds' prospectus.

FEES AND EXPENSES

         The following comparative fee tables show the fees for each ABN AMRO Fund and its corresponding Alleghany Fund as of May 31, 2001. The PRO FORMA tables show the Alleghany Fund's fees assuming that the Reorganization is approved.

         ABN AMRO FIXED INCOME FUND - ALLEGHANY/CHICAGO TRUST BOND FUND

                                SHAREHOLDER FEES

There are no sales charges on purchases, exchanges or redemptions.

                            ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

This table describes the Fund expenses that you may pay indirectly if you hold Fund shares.


                                                                                           TOTAL       CONTRACTUAL       NET
                                                                                           ANNUAL        WAIVERS        ANNUAL
                                          MANAGEMENT       DISTRIBUTION      OTHER       OPERATING        AND/OR       OPERATING
                FUND                         FEES          (12B-1) FEES     EXPENSES      EXPENSES    REIMBURSEMENTS   EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO FIXED INCOME FUND
(Common Shares)                              0.60%             None           0.23%        0.83%        (0.10%)(1)       0.73%
-----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO FIXED INCOME FUND
(Investor Shares)                            0.60%             0.25%          0.48%        1.33%        (0.10%)(1)       1.23%
-----------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/CHICAGO TRUST BOND FUND
(Class N Shares)                             0.55%             0.25%          0.16%        0.96%        (0.22%)(2)       0.74%
-----------------------------------------------------------------------------------------------------------------------------------
PRO FORMA - ALLEGHANY/CHICAGO TRUST
BOND FUND (Class N Shares)                   0.55%             0.25%          0.11%        0.91%        (0.17%)          0.74%(3)
-----------------------------------------------------------------------------------------------------------------------------------


(1) AAAM has contractually agreed to limit its annual management fees to 0.50% of the ABN AMRO Fixed Income Fund's net assets, through April 30, 2002.
(2) Chicago Capital has contractually agreed to waive its fees and/or reimburse the Alleghany/Chicago Trust Bond Fund's expenses to limit the Fund's annual operating expenses to 0.74% of the Fund's net assets, through December 31, 2001.
(3) The Plan of Reorganization provides that the Alleghany/Chicago Trust Bond Fund's net operating expenses will not exceed 0.74% of its net assets for eight full calendar quarters following the Reorganization.


                                     EXAMPLE


The example below is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's Annual Operating Expenses remain the same, and reflects contractual waivers and reimbursements for applicable periods. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

         FUND(1)                                  1 YEAR               3 YEARS               5 YEARS              10 YEARS
----------------------------------------------------------------------------------------------------------------------------
ABN AMRO FIXED INCOME FUND
(Common Shares)                                     $ 75                 $255                 $451                 $1,016
----------------------------------------------------------------------------------------------------------------------------
ABN AMRO FIXED INCOME FUND
(Investor Shares)                                   $125                 $412                 $719                 $1,593
----------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/CHICAGO TRUST BOND FUND
(Class N Shares)                                    $ 76                 $284                 $509                 $1,158
----------------------------------------------------------------------------------------------------------------------------
PRO FORMA - ALLEGHANY/CHICAGO TRUST BOND
FUND (Class N Shares)(2)                            $ 76                 $255                 $470                 $1,087
----------------------------------------------------------------------------------------------------------------------------

(1) The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.
(2) Based on Pro Forma Net Annual Operating Expenses for the first two years.

         ABN AMRO BALANCED FUND - ALLEGHANY/CHICAGO TRUST BALANCED FUND

                                SHAREHOLDER FEES

There are no sales charges on purchases, exchanges or redemptions.

                            ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

This table describes the Fund expenses that you may pay indirectly if you hold Fund shares.



                                                 MANAGEMENT           DISTRIBUTION             OTHER              TOTAL ANNUAL
         FUND                                       FEES              (12B-1) FEES            EXPENSES         OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
ABN AMRO BALANCED FUND
(Common Shares)                                     0.70%                  None                 0.32%                 1.02%
------------------------------------------------------------------------------------------------------------------------------------
ABN AMRO BALANCED FUND
(Investor Shares)                                   0.70%                 0.25%                 0.57%                 1.52%
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/CHICAGO TRUST BALANCED FUND
(Class N Shares)                                    0.70%                 0.25%                 0.13%                 1.08%
------------------------------------------------------------------------------------------------------------------------------------
PRO FORMA - ALLEGHANY/CHICAGO TRUST
BALANCED FUND (Class N Shares)                      0.70%                 0.25%                 0.12%                 1.07%(1)
------------------------------------------------------------------------------------------------------------------------------------


(1) The Agreement and Plan of Reorganization provides that the Alleghany/Chicago Trust Balanced Fund's net operating expenses will not exceed expense levels calculated as of the date of the Reorganization for eight full calendar quarters following the Reorganization. The above expense information is calculated as of May 31, 2001. THE EIGHT QUARTER EXPENSE LIMIT, THEREFORE, MAY BE HIGHER OR
LOWER THAN PRO FORMA NET ANNUAL OPERATING EXPENSES.


                                     EXAMPLE


The example below is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's Annual Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:


                   FUND(1)                         1 YEAR             3 YEARS             5 YEARS                10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO BALANCED FUND
(Common Shares)                                     $104                $325                $563                  $1,248
-----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO BALANCED FUND
(Investor Shares)                                   $155                $480                $829                  $1,813
-----------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/CHICAGO TRUST BALANCED FUND
(Class N Shares)                                    $110                $343                $595                  $1,317
-----------------------------------------------------------------------------------------------------------------------------------
PRO FORMA - ALLEGHANY/CHICAGO TRUST
BALANCED FUND (Class N Shares)(2)                   $109                $340                $590                  $1,306
-----------------------------------------------------------------------------------------------------------------------------------


(1) The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.
(2) Based on Pro Forma Net Annual Operating Expenses for the first two years.


                     ABN AMRO TAX-EXEMPT FIXED INCOME FUND -
                  ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND

                                SHAREHOLDER FEES

There are no sales charges imposed on purchases, redemptions or exchanges.

                            ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

This table describes the Fund expenses that you may pay indirectly if you hold Fund shares.

                                                                                          TOTAL                            NET
                                                                                          ANNUAL         WAIVERS          ANNUAL
                                              MANAGEMENT    DISTRIBUTION      OTHER      OPERATING       AND/OR          OPERATING
 FUND                                            FEES       (12B-1) FEES     EXPENSES    EXPENSES    REIMBURSEMENTS      EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
ABN AMRO TAX-EXEMPT FIXED INCOME FUND
(Common Shares)                                 0.60%          None           0.52%        1.12%        (0.10%)(1)        1.02%
------------------------------------------------------------------------------------------------------------------------------------
ABN AMRO TAX-EXEMPT FIXED INCOME FUND
(Investor Shares)                               0.60%          0.25%          0.77%        1.62%        (0.10%)(1)        1.52%
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND
Fund (Class N Shares)                           0.60%          0.25%          0.41%        1.26%        (1.16%)(2)        0.10%
------------------------------------------------------------------------------------------------------------------------------------
PRO FORMA - ALLEGHANY/CHICAGO TRUST
MUNICIPAL BOND FUND (Class N Shares)            0.60%          0.25%          0.23%        1.08%        (0.08%)           1.00% (3)
------------------------------------------------------------------------------------------------------------------------------------


(1) AAAM has contractually agreed to limit its annual management fees to 0.50% of the ABN AMRO Tax-Exempt Fixed Income Fund's net assets, through April 30, 2002.
(2) Chicago Capital has voluntarily agreed to waive its fees and/or reimburse the Alleghany/Chicago Trust Municipal Bond Fund's expenses to limit the Fund's annual operating expenses to 0.10%, through December 31, 2001.
(3) The Plan of Reorganization provides that the Alleghany/Chicago Trust Municipal Bond Fund's net operating expenses will not exceed 1.00% of its net assets for eight full calendar quarters following the Reorganization.


                                     EXAMPLE


The example below is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's Annual Operating Expenses remain the same, and reflects contractual waivers and reimbursements for applicable periods. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

                     FUND(1)                             1 YEAR              3 YEARS              5 YEARS             10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
ABN AMRO TAX-EXEMPT FIXED INCOME FUND
(Common Shares)                                           $104                $346                 $607                $1,354
------------------------------------------------------------------------------------------------------------------------------------
ABN AMRO TAX-EXEMPT FIXED INCOME FUND
(Investor Shares)                                         $155                $501                 $872                $1,914
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND
(Class N Shares)                                          $126                $400                 $692                $1,523
------------------------------------------------------------------------------------------------------------------------------------
PRO FORMA - ALLEGHANY/CHICAGO TRUST MUNICIPAL
BOND FUND (Class N Shares)(2)                             $102                $327                 $580                $1,302
------------------------------------------------------------------------------------------------------------------------------------

(1) The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.
(2) Based on Pro Forma Net Annual Operating Expenses for the first two years.


INVESTMENT ADVISERS

         AAAM is an indirect, wholly-owned subsidiary of ABN AMRO North America Holding Company (which is an indirect, wholly-owned subsidiary of ABN AMRO Holding N.V.) and the investment adviser to the ABN AMRO Funds. AAAM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). AAAM, located at 208 South LaSalle Street, Chicago, Illinois 60604 had approximately $9.9 billion in assets under management as of March 31, 2001.

         Chicago Capital, the investment adviser to the Alleghany Funds, is a wholly-owned subsidiary of Chicago Trust, which is a wholly-owned subsidiary of ABN AMRO North America Holding Company. Chicago Capital is registered as an investment adviser under the Advisers Act. Chicago Capital had approximately $7.7 billion assets under management as of March 31, 2001.

INVESTMENT ADVISORY FEES


         The following table compares management fees paid to AAAM for each ABN AMRO Fund and to Chicago Capital for each Alleghany Fund. The table shows fees before any waivers or reimbursements ("Total") and fees after any waivers or reimbursements ("Net of Waivers"). The fees listed are as of the dates stated in the footnotes following the table.

ABN AMRO FUNDS(1)                                       FEE       ALLEGHANY FUNDS(2)                                      FEE
-----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Fixed Income Fund                                        Alleghany/Chicago Trust Bond Fund(3)
    Total..................................            0.60%          Total....................................          0.55%
    Net of Waivers.........................            0.50%          Net of Waivers...........................          0.36%
-----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Balanced Fund                                            Alleghany/Chicago Trust Balanced Fund
    Total..................................            0.70%          Total....................................          0.70%
    Net of Waivers.........................            0.70%          Net of Waivers...........................          0.70%
-----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Tax-Exempt Fixed Income Fund                             Alleghany/Chicago Trust Municipal Bond Fund(4)
    Total..................................            0.60%          Total....................................          0.60%
    Net of Waivers.........................            0.50%          Net of Waivers...........................          0.00%
-----------------------------------------------------------------------------------------------------------------------------------


(1) As of December 31, 2000. Net of Waiver Fees for the ABN AMRO Funds are based on AAAM's contractual agreement to limit its fees through April 30, 2002.
(2) As of October 31, 2000.

(3) Net of Waiver Fees for the Alleghany Bond Fund are based on Chicago Capital's contractual agreement to waive a portion of its fees and/or reimburse Fund expenses through December 31, 2001.
(4) Net of Waiver Fees for the Alleghany Municipal Bond Fund are based on Chicago Capital's voluntary agreement to waive a portion of its fees and/or reimburse Fund expenses.

RULE 12B-1 DISTRIBUTION PLAN.


         To pay for the cost of promoting the Alleghany Funds and servicing shareholder accounts, the Alleghany Funds have adopted a Rule 12b-1 distribution plan for their Class N shares. Under the plan, an annual fee of not more than 0.25% is paid out of each Alleghany Fund's average daily net assets attributable to Class N shares to reimburse the Fund's distributor for expenses it incurs in connection with the distribution of Class N shares and for shareholder services.


         The Alleghany's Rule 12b-1 distribution plan is substantially the same as the ABN AMRO Trust's Rule 12b-1 distribution plan for Investor Shares. Significantly, both plans provide for an annual fee of not more than 0.25% of each fund's average daily net assets and, under both plans, the fees are used to pay the distributor for certain distribution-related expenses and shareholder services. Common Shares of each ABN AMRO Fund do not have any Rule 12b-1 fees.


INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

         THIS SECTION WILL HELP YOU COMPARE THE INVESTMENT OBJECTIVES AND POLICIES OF EACH ABN AMRO FUND WITH ITS CORRESPONDING ALLEGHANY FUND. PLEASE BE AWARE THAT THIS IS ONLY A BRIEF DISCUSSION. MORE COMPLETE INFORMATION MAY BE FOUND IN THE ABN AMRO FUNDS' AND ALLEGHANY FUNDS' PROSPECTUSES.

ALL FUNDS


         Each Alleghany Fund's investment objective is fundamental and may not be changed without shareholder approval. Each ABN AMRO Fund's investment objective is not fundamental and can be changed without shareholder approval.


ABN AMRO FIXED INCOME FUND  --  ALLEGHANY BOND FUND


         The investment objective of the ABN AMRO FIXED INCOME FUND is to provide a high level of total return, relative to funds with like investment goals, from income, and to a lesser degree, capital appreciation. The Fund pursues its objective by primarily investing in debt securities, such as corporate bonds and U.S. Treasury and government agency obligations, mortgage-backed securities and asset-backed securities. The Fund may also invest in U.S. dollar denominated debt securities of foreign issuers (E.G., Yankee bonds) and in fixed income securities rated below investment grade (commonly called "high-yield" or "junk" bonds). Investment grade securities are rated in one of the four highest rating categories by a nationally recognized rating agency. The dollar-weighted average maturity of the bonds in the Fund was 8.53 years as of May 31, 2001.

         AAAM selects securities for the Fund that it believes show improving fundamentals not yet reflected in the securities' price and broadly emphasizes all fixed income securities, including mortgage-backed, corporate and U.S. government securities, in an effort to reduce risk. Although AAAM generally focuses on investment grade securities with intermediate to long maturities, maturities may vary widely depending on AAAM's assessment of interest rate trends and other economic and market factors. AAAM selects securities for the Fund using a "top down" approach, which starts with sector selection.


         The investment objective of the ALLEGHANY BOND FUND is to provide high current income consistent with prudent risk of capital. The Fund pursues its objective by primarily investing in a broad range of intermediate-term investment-grade fixed income securities (I.E., securities rated in one of the four highest rating categories by a nationally recognized rating agency). The Fund may invest in U.S. government securities, corporate bonds, debentures and convertible debentures, zero coupon bonds, mortgage-backed securities, asset-backed securities and Yankee bonds. The dollar-weighted average maturity of the bonds in the Fund is normally between three and ten years. The Portfolio Manager selects securities for the Fund by using a "bottom up" approach. The Portfolio Manager uses a combination of quantitative and fundamental research, including risk/reward and credit risk analysis.


         SIGNIFICANT DIFFERENCES: The ABN AMRO Fixed Income Fund focuses on securities with intermediate to long-term maturities, whereas Alleghany Bond Fund focuses on securities with intermediate maturities. The Alleghany Bond Fund may, and currently does, invest in high-yield bonds, but may invest no more than 20% of its assets in such bonds. The ABN AMRO Fixed Income Fund has no such limitation, but currently does not, and does not currently expect to invest in high-yield bonds. AAAM employs a "top down" approach to managing the ABN AMRO Fixed Income Fund's assets, which starts with sector selection. The Portfolio Manager for the Alleghany Bond Fund uses a "bottom up" approach, which emphasizes macro-economic factors of individual issuers.


         The Alleghany Bond Fund has adopted a fundamental policy (a policy that cannot be changed without prior shareholder approval) that prohibits it from engaging in short sales or purchasing securities on margin. The ABN AMRO Fixed Income Fund has not adopted such a policy. The ABN AMRO Fixed Income Fund may sell securities short and maintain a short position in forward currency exchange transactions. The Alleghany Bond Fund has adopted a fundamental policy that prohibits it from investing in securities for the purpose of exercising control. The ABN AMRO Fixed Income Fund has not adopted such a policy, but normally does not invest for the purpose of exercising control.

         The Alleghany Bond Fund has adopted a fundamental policy that prohibits it from investing in puts, calls, straddles or combinations thereof (I.E., options). The ABN AMRO Fixed Income Fund has not adopted such a fundamental policy, but has adopted a non-fundamental policy that limits its investments in options positions to 10% of the Fund's assets. Both Funds may enter into futures contracts, although the ABN AMRO Fixed Income Fund has adopted a non-fundamental policy that restricts its investments in futures contracts to less than 20% of its assets. The Alleghany Bond Fund has adopted a fundamental policy that prohibits it from investing more than 5% of its total assets in securities of companies that are less than three years old; the ABN AMRO Fixed Income Fund has not adopted such a policy.

ABN AMRO BALANCED FUND   --   ALLEGHANY BALANCED FUND


         The investment objective of the ABN AMRO BALANCED FUND is to provide favorable total rate of return through current income and capital appreciation consistent with preservation of capital. The Fund pursues its investment objective by investing in equity securities, bonds and cash. The Fund may also invest in U.S. dollar denominated securities of foreign issuers (E.G., Yankee bonds) and high-yield bonds. The Fund invests at least 25% of its total assets in senior fixed income securities (I.E., a security with a claim on the issuer's assets that would be paid before the issuer's other obligations in the event of bankruptcy). AAAM allocates the Fund's assets among common and preferred stocks of domestic companies, convertible securities, corporate bonds, U.S. government obligations and mortgage-backed securities. AAAM focuses the Fund's investment in fixed income securities on investment grade securities rated in one of the four highest rating categories by a nationally recognized rating agency (commonly called "investment grade"). Although AAAM focuses on bonds with intermediate maturities, maturities may vary widely depending on AAAM's assessment of interest rate trends and other economic and market factors. AAAM employs a "top down" approach to managing the ABN AMRO Balanced Fund's fixed income assets, which starts with sector selection. AAAM allocates the Fund's equity investments between growth and value style stocks, focusing on large cap growth companies (market capitalization generally greater than $1 billion). AAAM uses a "bottom-up" approach to selecting equity investments for the Fund. The dollar-weighted average maturity of the bonds in the Fund was 8.57 years as of May 31, 2001.


         The investment objective of the ALLEGHANY BALANCED FUND is to provide growth of capital with current income by investing in a combination of equity and fixed income securities. The Fund pursues its investment objective by generally investing between 40% and 70% of its assets in equity securities, and between 30% and 60% of its assets in fixed income securities. The Fund's fixed income investments may include U.S. government securities, corporate bonds, debentures and convertible debentures, zero-coupon bonds, mortgage-backed securities, asset-backed securities, and Yankee bonds. The dollar-weighted average maturity of the bonds in the Fund is normally between three and ten years. The Fund's asset allocation varies according to Chicago Capital's assessment of which asset class offers the greatest potential for growth. The Portfolio Manager diversifies the Fund's investments among a variety of industries.


         The Portfolio Manager invests the Fund's assets in either dividend paying or non-dividend paying equity securities that offer growth or income potential. The Portfolio Manager uses a "bottom-up" approach in selecting equity securities for the Fund and invests in a combination of securities that offer potential for growth and/or income, including primarily large-cap (market capitalization greater than $3 million) dividend and non-dividend paying common stocks, preferred stocks and convertible securities. The Portfolio Manager identifies stocks of companies with the following characteristics compared to the S&P 500 Index averages: higher sales and operating earnings growth, more stable earnings growth rates, lower debt-to-capital ratio, higher return on equity, and market capitalization over $3 billion. The Portfolio Manager also considers other factors such as the quality of company management and the strength of the company's position among its competitors in selecting stocks. The Portfolio Manager uses a combination of quantitative and fundamental research, including risk/reward and credit risk analysis, in choosing primarily investment grade fixed income securities.

         SIGNIFICANT DIFFERENCES: The fixed income portion of the ABN AMRO Balanced Fund focuses on securities with intermediate to long-term maturities, whereas Alleghany Balanced Fund focuses on securities with intermediate maturities. The equity portion of the ABN AMRO Balanced Fund focuses on issuers with a market capitalization generally greater than $1 billion. The equity portion of the Alleghany Balanced Fund focuses on issues with a market capitalization generally greater than $3 billion. The Alleghany Balanced Fund may, and currently does, invest in high-yield bonds, but may invest no more than 20% of its assets in such bonds. The ABN AMRO Fixed Income Fund has no such limitation, but currently does not, and does not currently expect to, invest in high-yield bonds. In addition, for the fixed income portion of the ABN AMRO Balanced Fund, AAAM employs a "top down" approach to managing the Fund's assets, which starts with sector selection. The Portfolio Manager for the Alleghany Balanced Fund uses a "bottom up" approach to selecting equity and fixed income investments for the Fund which, emphasizes macro-economic factors of individual issuers.


         The Alleghany Balanced Fund has adopted a fundamental policy that prohibits it from engaging in short sales or purchasing securities on margin. The ABN AMRO Balanced Fund has not adopted such a policy. The Fund may sell securities short and maintain a short position in forward currency exchange transactions. The Alleghany Balanced Fund has adopted a fundamental policy that prohibits it from investing in securities for the purpose of exercising control. The ABN AMRO Balanced Fund has not adopted such a policy, but normally does not invest for the purpose of exercising control. The Alleghany Balanced Fund has adopted a fundamental policy that prohibits it from investing in puts, calls, straddles or combinations thereof (I.E., options). The ABN AMRO Balanced Fund has not adopted such a fundamental policy, but has adopted a non-fundamental policy that limits its investments in options positions to 10% of the Fund's assets. Both Funds may enter into futures contracts, although the ABN AMRO Balanced Fund has adopted a non-fundamental policy that restricts its investments in futures contracts to less than 20% of its assets. The Alleghany Balanced Fund has adopted a fundamental policy that prohibits it from investing more than 5% of its total assets in securities of companies that are less than three years old; the ABN AMRO Balanced Fund has not adopted such a policy.

ABN AMRO TAX-EXEMPT FIXED INCOME FUND   --   ALLEGHANY MUNICIPAL BOND FUND

         The investment objective of the ABN AMRO TAX-EXEMPT FIXED INCOME FUND is to provide a high level of total return, relative to funds with like investment goals, from income, consistent with preservation of capital. The Fund pursues its investment objective by primarily investing in debt securities and investing at least 80% of its assets in securities that pay income exempt from Federal income and alternative minimum taxes. The Fund may invest in issuers located in any U.S. State, territory or possession. The dollar-weighted average maturity of the bonds in the Fund was 9.50 years as of May 31, 2001.


         AAAM varies the Fund's concentration of investments among regions based on its analysis of market conditions and seeks to take advantage of economic developments. AAAM selects investments for the Fund by focusing on securities of municipal issuers with improving credit, while limiting risk as much as possible. Although AAAM focuses on investment grade securities with intermediate to longer-term maturities, maturities may vary widely depending on AAAM's assessment of interest rate trends and other economic and market factors.

         The investment objective of the ALLEGHANY MUNICIPAL BOND FUND is to provide a high level of current interest income exempt from Federal income tax consistent with preservation of capital by primarily investing in intermediate-term municipal securities. The Fund pursues its investment objective by investing 80% or more of its total assets in municipal fixed income securities such as revenue bonds, insured bonds, general obligation bonds and government-guaranteed escrow bonds.

         The Portfolio Manager selects securities for the Fund that are typically investment grade and diversified among a broad range of states, sectors and issues. The Fund strives to maintain a dollar-weighted average maturity of between three and ten years, an intermediate duration (I.E., between four to eight years) and average quality of AA to A.

         SIGNIFICANT DIFFERENCES: The ABN AMRO Tax-Exempt Fixed Income Fund focuses on securities with intermediate to long-term maturities, whereas Alleghany Municipal Bond Fund focuses on securities with intermediate maturities.

         The Alleghany Municipal Bond Fund has adopted a fundamental policy that prohibits it from engaging in short sales or purchasing securities on margin. The ABN AMRO Tax-Exempt Fixed Income Fund has not adopted such a policy. The ABN AMRO Tax-Exempt Fixed Income Fund may sell securities short and maintain a short position in forward currency exchange transactions. The Alleghany Municipal Bond Fund has adopted a fundamental policy that prohibits it from investing in securities for the purpose of exercising control. The ABN AMRO Tax-Exempt Fixed Income Fund has not adopted such a policy, but normally does not invest for the purpose of exercising control. The Alleghany Municipal Bond Fund has adopted a fundamental policy that prohibits it from investing in puts, calls, straddles or combinations thereof (I.E., options). The ABN AMRO Tax-Exempt Fixed Income Fund has not adopted such a fundamental policy, but has adopted a non-fundamental policy that limits its investments in options positions to 10% of the Fund's assets. Both Funds may enter into futures contracts, although the ABN AMRO Tax-Exempt Fixed Income Fund has adopted a non-fundamental policy that restricts its investments in futures contracts to less than 20% of its assets. The Alleghany Municipal Bond Fund has adopted a fundamental policy that prohibits it from investing more than 5% of its total assets in securities of companies that are less than three years old; the ABN AMRO Tax-Exempt Fixed Income Fund has not adopted such a policy.

INVESTMENT RISKS

ABN AMRO FIXED INCOME FUND   --   ALLEGHANY BOND FUND

         An investment in the ABN AMRO FIXED INCOME FUND is subject to the risks of investing in bonds and other fixed income securities. The prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in the actual or perceived creditworthiness of individual issuers. Fixed income securities generally decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. The Fund's investments in high-yield bonds involve greater risk of default or price declines than investment-grade bonds as a result of changes in interest rates, credit quality and stock market activity. Also, the trading market for high-yield bonds is generally less liquid than for higher rated securities. As a result, high-yield bonds are more volatile than investment grade bonds, since the prospects for repayment of principal and interest are more speculative. Generally, shorter-term securities and higher quality securities are less volatile, but usually have lower yields. In contrast, longer-term securities and lower quality securities are more volatile, but typically have higher yields.

         The Fund's investments in mortgage-backed securities are sensitive to changes in interest rates and the possibility of prepayment of the underlying mortgage loans. The possibility of prepayment may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and therefore it may be difficult to assess volatility of these securities. If a mortgage-backed security is pre-paid, the Fund may be forced to reinvest in a more expensive security with a lower yield, which may affect the Fund's performance.

         An investment in the ALLEGHANY BOND FUND is subject to the risk that as interest rates rise, bond prices will fall and the longer the maturity of a bond, the more sensitive is the bond's price to changes in interest rates. In addition, an issuer of a security in the Fund's portfolio may not be able to make principal and interest payments on a bond issue. The price of a bond is affected by an issuer's credit quality, which in turn is dependent on an issuer's financial condition and general economic conditions. The Fund's below investment-grade (high-yield) securities are more risky than investment-grade securities. An investment in the Fund is also subject to the risk that the underlying mortgages on the Fund's mortgage-backed security investments are prepaid early, thereby forcing the Fund to reinvest the proceeds in lower yield, higher priced securities, which could reduce the Fund's total return.

         SIGNIFICANT RISK DIFFERENCES: The ABN AMRO Fixed Income Fund does not currently invest in high-yield bonds, whereas the Alleghany Bond Fund currently does. The Alleghany Bond Fund, therefore, has greater exposure to the risks of investing in high-yield bonds as compared to the ABN AMRO Fixed Income Fund. Also, the ABN AMRO Fixed Income Fund generally invests in securities with longer maturities than the Alleghany Fund, thereby increasing its exposure to the risk that changes in interest rates will cause the security's price to fall.

ABN AMRO BALANCED FUND   --   ALLEGHANY BALANCED FUND


         An investment in the ABN AMRO BALANCED FUND is subject to the risk that its allocation of assets between stocks and fixed income securities may underperform other allocations. The Fund's equity investments are also subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. In addition, growth stocks may be more volatile than other stocks and may underperform value-style stocks or the equity markets as a whole. The Fund's bond and other fixed income investments are subject to changes in interest rates and changes in the credit quality of issuers. Investments in higher yield bonds involve greater risk than investments in investment-grade bonds. The market prices of high-yield bonds can change significantly due to changes in interest rates, credit quality and stock market activity. In addition, the trading market for high-yield bonds is less liquid than for higher rated securities. Generally, shorter-term securities and higher quality securities are less volatile, but usually have lower yields. In contrast, longer-term securities and lower quality securities are more volatile, but typically have higher yields.


         The Fund's investments in mortgage-backed securities are sensitive to changes in interest rates and the possibility of prepayment of the underlying mortgage loans. The possibility of prepayment may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and therefore it may be difficult to assess volatility of these securities. If a mortgage-backed security is pre-paid, the Fund may be forced to reinvest in a more expensive security with a lower yield, which may affect the Fund's performance.

         An investment in the ALLEGHANY BALANCED FUND is subject to the risk that as interest rates rise, bond prices will fall and the longer the maturity of a bond, the more sensitive is the bond's price to changes in interest rates. In addition, an issuer of a security in the Fund's portfolio may not be able to make principal and interest payments on a bond issue. The price of a bond is affected by an issuer's credit quality, which in turn is dependent on an issuer's financial condition and general economic conditions. The Fund's below investment-grade (high-yield) securities are more risky than investment-grade securities. An investment in the Fund also is subject to the risk that, as a group, growth stocks may go through periodic cycles of outperforming and underperforming the general stock market and during periods of growth stock underperformance, the Fund's performance may suffer. The Fund's equity investments are also subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day.


         SIGNIFICANT RISK DIFFERENCES: The ABN AMRO Balanced Fund does not currently invest in high-yield bonds, whereas the Alleghany Balanced Fund does. The Alleghany Balanced Fund, therefore, has greater exposure to the risks of investing in high-yield bonds as compared to the ABN AMRO Balanced Fund. Also, the fixed income portion of the ABN AMRO Balanced Fund is generally invested in securities with longer maturities than the Alleghany Fund, thereby increasing its exposure to the risk that changes in interest rates will cause the security's price to fall. The equity portion of each Fund may focus on issuers with slightly different market capitalization levels. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger companies.


ABN AMRO TAX-EXEMPT FIXED INCOME FUND   --   ALLEGHANY MUNICIPAL BOND FUND

         An investment in the ABN AMRO TAX-EXEMPT FIXED INCOME FUND is subject to the risks of investing in bonds and other fixed income securities. The prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in the actual or perceived creditworthiness of individual issuers. Fixed income securities generally decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Generally, shorter-term securities and higher quality securities are less volatile, but usually have lower yields. In contrast, longer-term securities and lower quality securities are more volatile, but typically have higher yields.

         An investment in the Fund also is subject to the risks of investing in municipal issuers. The ability of a municipal issuer to repay principal and make interest payments may be affected by economic or political changes. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the ability of an issuer to repay principal and make interest payments and thus may affect the value of the Fund's municipal securities. In addition, Constitutional or legislative limits on borrowing by municipal issuers may decrease the supply of municipal securities. Finally, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes or other specific revenue sources.

         An investment in the ALLEGHANY MUNICIPAL BOND FUND is subject to the risk that as interest rates rise, bond prices will fall and the longer the maturity of a bond, the more sensitive is the bond's price to changes in interest rates. In addition, an issuer of a security in the Fund's portfolio may not be able to make principal and interest payments on a bond issue. The price of a bond is affected by an issuer's credit quality, which in turn is dependent on an issuer's financial condition and general economic conditions. Municipal securities are backed by the entities that issue them and/or other revenue streams, and like other fixed income securities, municipal securities are affected by changes in interest rates and the credit rating or financial condition of the issuer.

         SIGNIFICANT RISK DIFFERENCES: The ABN AMRO Tax-Exempt Fixed Income Fund generally invests in securities with longer maturities than the Alleghany Municipal Bond Fund, thereby increasing its exposure to the risk that changes in interest rates will cause the security's price to fall.

THE FUNDS' PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

PURCHASE PROCEDURES.

         ALLEGHANY FUNDS. Class N Shares may be purchased directly from Alleghany by mail, phone, wire or internet. Class N Shares may also be purchased through broker-dealers, banks and trust departments. The minimum initial purchase requirement is $2,500 for regular accounts, $500 for individual retirement accounts, and $500 for custodial accounts for minors. Shares purchased through regular deductions from a checking account (I.E., Automatic Investment Plan) may be purchased for a minimum investment of $50 per month.

         Alleghany Fund shares may be purchased on any business day at a price per share equal to the net asset value ("NAV") next determined after Alleghany receives a purchase order and payment. The NAV of each Alleghany Fund is calculated once each business day as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m. Eastern time). The NAV per share is calculated by dividing the total market value of each Fund's investments and other assets, less any liabilities, by the total outstanding shares of that Fund.

         ABN AMRO FUNDS. Common Shares may be purchased directly from the ABN AMRO Trust by mail, telephone or wire. Common Shares may also be purchased through a variety of channels, including wrap programs, retirement plans, discount brokerage programs, and through various brokerage firms and financial institutions that are authorized to sell Common Shares (intermediaries). Investor Shares may be purchased only through intermediaries. The minimum initial purchase requirement is $2,000; the minimum subsequent purchase requirement is $100. Shares purchased through regular deductions from a checking account (I.E., Automatic Investment Plan) may be purchased for a minimum investment of $50 per month.

         ABN AMRO Fund shares may be purchased on any business day at a price per share equal to the NAV next determined after the ABN AMRO Trust receives a purchase order and payment. The NAV of each ABN AMRO Fund is calculated once each business day as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time). The NAV per share is calculated by dividing the total market value of each Fund's investments and other assets, less any liabilities, by the total outstanding shares of that Fund.

EXCHANGE PRIVILEGES.

         ALLEGHANY FUNDS. Shareholders may exchange shares of one Alleghany Fund for shares of another Alleghany Fund within the same class of shares. Exchanges may be made by mail, internet or telephone (if the shareholder has selected this option) on any business day. Shareholders may submit exchange requests directly to Alleghany or though their intermediaries. The exchange price is the next NAV determined after Alleghany receives the exchange request. Alleghany Funds reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

         ABN AMRO FUNDS. Shareholders may exchange shares of one ABN AMRO Fund for shares of another ABN AMRO Fund within the same class of shares. Exchanges may be made by mail or telephone (if the shareholder has selected this option) on any business day. Common shareholders may submit exchange requests directly to the ABN AMRO Trust or through their intermediaries. Investor shareholders transact only through their intermediaries. The exchange price is the next NAV determined after the ABN AMRO Trust receives the exchange request. The ABN AMRO Trust may require a written exchange request with a medallion signature guarantee from an eligible guarantor (a notarized signature is not sufficient) for any exchanges of more than $50,000. The ABN AMRO Trust may change or cancel the exchange privilege at any time upon 60 days' notice to shareholders.

REDEMPTION PROCEDURES.

         ALLEGHANY FUNDS. Shareholders may redeem shares on any business day by mail, telephone or internet. The redemption price will be the next NAV determined after Alleghany receives the redemption request. Shareholders may submit redemption requests directly to Alleghany or through their intermediaries. Redemptions may also be made through a Systematic Withdrawal Plan in amounts of $50 or more from any Fund. The Systematic Withdrawal Plan requires that a shareholder's account have a value of $50,000 or more. If a shareholder's account balance drops below $50 due to redemptions, including redemptions made through a Systematic Withdrawal Plan, Alleghany Funds may require the shareholder to redeem his/her remaining shares. However, the shareholder will be given at least 30 days' written notice to give him/her time to add to his/her account and avoid an involuntary redemption.

         If the redemption request exceeds $50,000, the address of record has changed within the last 30 days, or the shareholder requests that proceeds be sent to an address or an account that is different from the address that Alleghany has on its records, Alleghany requires a written redemption request with a medallion signature guarantee from an eligible guarantor (a notarized signature is not sufficient).

         ABN AMRO FUNDS. Shareholders may redeem shares on any business day by mail, wire or telephone. The redemption price will be the next NAV determined after the ABN AMRO Fund receives the redemption request. Common shareholders may submit redemption requests directly to the ABN AMRO Trust or through their intermediaries. Investor shareholders may transact only through their intermediaries. Redemptions may also be made through a Systematic Withdrawal Plan in amounts of $50 or more from any Fund. The Systematic Withdrawal Plan requires that a shareholder's account have a value of $50,000 or more. If a shareholder's account balance drops below $2,000 due to redemptions, including redemptions made through a Systematic Withdrawal Plan, ABN AMRO Funds may require the shareholder to redeem his/her remaining shares. However, the shareholder will always be given at least 60 days' written notice to give him/her time to add to his/her account and avoid an involuntary redemption.

         If the redemption request exceeds $50,000 or if the shareholder requests that proceeds be sent to an address or an account that is different from the address that ABN AMRO Trust has on its records, then ABN AMRO Trust may require a written redemption request with a medallion signature guarantee from an eligible guarantor (a notarized signature is not sufficient).

REDEMPTIONS IN KIND.

         ALLEGHANY FUNDS. Alleghany has elected to pay redemption proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less. Because larger redemptions may be detrimental to existing shareholders, Alleghany reserves the right to make higher payments in the form of certain marketable securities (a redemption in kind).

         ABN AMRO FUNDS. The ABN AMRO Trust has also elected to pay redemption proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less. In-kind redemptions generally will only occur under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders).

         A redemption in kind will consist of securities equal in value to a shareholder's shares. In the event that a redemption in kind were made, shareholders would probably have to pay brokerage costs to sell the securities distributed to them, as well as taxes on any gain from the sale.

DIVIDEND POLICIES.

         ALLEGHANY FUNDS. The Alleghany Balanced Fund declares and distributes income dividends quarterly. The Alleghany Bond Fund declares and distributes income dividends monthly. The Alleghany Municipal Bond Fund declares income dividends daily and distributes income dividends monthly. The Alleghany Funds distribute capital gains, if any, once a year in December. Shareholders will receive dividends and distributions in the form of additional shares unless they have elected to receive payment in cash.

         ABN AMRO FUNDS. The ABN AMRO Funds declare and distribute income dividends monthly and distribute capital gains, if any, at least annually. Shareholders will receive dividends and distributions in the form of additional shares unless they have elected to receive payment in cash.

INFORMATION RELATING TO THE REORGANIZATION

         DESCRIPTION OF THE REORGANIZATION. The following summary is qualified in its entirety by reference to the Reorganization Agreement found in Exhibit A. The Reorganization Agreement provides for the Reorganization with respect to the Funds to occur on or about September 15, 2001.


         The Reorganization Agreement provides that all of the assets and certain stated liabilities of each ABN AMRO Fund will be transferred to the corresponding Alleghany Fund at 8:00 a.m. Eastern time on the Closing Date of the Reorganization. In exchange for the transfer of these assets, Alleghany will simultaneously issue at the Effective Time of the Reorganization a number of full and fractional Class N shares of each Alleghany Fund to its corresponding ABN AMRO Fund equal in value to the last net asset value of that ABN AMRO Fund calculated before the Effective Time of the Reorganization.


         Following the transfer of assets and liabilities in exchange for Alleghany Fund shares, each ABN AMRO Fund will distribute, in complete liquidation PRO RATA to its shareholders of record, all the shares of the corresponding Alleghany Funds so received to its shareholders. Shareholders of each ABN AMRO Fund owning shares at the Effective Time of the Reorganization will receive a number of shares of the applicable class of the corresponding Alleghany Fund with the same aggregate value as the shareholder had in the ABN AMRO Fund immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of the ABN AMRO Funds' shareholders on the share records of the Alleghany Funds' transfer agent. Each account will receive the respective PRO RATA number of full and fractional shares of the Alleghany Funds due to the shareholders of the corresponding ABN AMRO Funds. Each ABN AMRO Fund then will be terminated. The Alleghany Funds do not issue share certificates to shareholders. Shares of the Alleghany Funds to be issued will have no preemptive or conversion rights. No sales charges will be imposed in connection with the receipt of such shares by the ABN AMRO Funds' shareholders.


         The Reorganization Agreement contains customary representations, warranties and conditions. The Reorganization Agreement provides that the consummation of the Reorganization with respect to an ABN AMRO Fund and its corresponding Alleghany Fund is conditioned upon, among other things: (i) approval of the Reorganization by the

ABN AMRO Fund's shareholders; (ii) the receipt by the ABN AMRO Trust and Alleghany of a tax opinion to the effect that the Reorganization will be tax-free to the ABN AMRO Funds, their shareholders and the Alleghany Funds; and
(iii) receipt by the ABN AMRO Trust and Alleghany of an order from the SEC permitting the Reorganization. The Reorganization Agreement may be terminated with respect to an ABN AMRO Fund and its corresponding Alleghany Fund if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time before the Effective Time, the Board of Trustees of the ABN AMRO Trust or Alleghany determines that the Reorganization is not in the best interest of the shareholders of the ABN AMRO Fund or the Alleghany Fund, respectively.

         COSTS OF REORGANIZATION. The ABN AMRO Funds' reorganization expenses will be paid by AAAM and/or its affiliates. The Alleghany Funds' reorganization expenses will be paid by Chicago Capital and/or its affiliates. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) brokerage costs of any necessary rebalancing of the Funds' investment portfolios.

         FEDERAL INCOME TAXES. Each combination of an ABN AMRO Fund and its corresponding Alleghany Fund in the Reorganization is intended to qualify for U.S. Federal income tax purposes as a separate tax-free reorganization under
Section 368(a) of the Internal Revenue Code of 1986, as amended. If so, neither the ABN AMRO Funds nor their shareholders will recognize gain or loss as a result of the Reorganization; the tax basis of the Alleghany Fund shares received will be the same as the basis of the ABN AMRO Fund shares exchanged; and the holding period of the Alleghany Fund shares received will include the holding period of the ABN AMRO Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. As a condition to the closing of the Reorganization, the ABN AMRO Trust and Alleghany will receive an opinion from counsel to the ABN AMRO Trust to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position.


         THE SALE OF SECURITIES BY THE ABN AMRO FUNDS BEFORE THE REORGANIZATION, WHETHER IN THE ORDINARY COURSE OF BUSINESS OR IN ANTICIPATION OF THE REORGANIZATION, COULD RESULT IN A TAXABLE CAPITAL GAINS DISTRIBUTION BEFORE THE REORGANIZATION. SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS CONCERNING THE POTENTIAL TAX CONSEQUENCES OF THE REORGANIZATION TO THEM, INCLUDING FOREIGN, STATE AND LOCAL TAX CONSEQUENCES.

         CAPITALIZATION. The following table sets forth as of May 31, 2001:
(i) the unaudited capitalization of each Alleghany Fund; (ii) the unaudited capitalization of each ABN AMRO Fund; and (iii) the unaudited PRO FORMA combined capitalization of the Alleghany Funds assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase and redemption activity.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        NET ASSET VALUE PER
                     FUND                                    NET ASSETS                        SHARE             SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Fixed Income Fund
     Common Shares                                         $199,902,786.53                      $ 9.92              20,150,829.720
     Investor Shares                                       $    243,949.27                      $ 9.98                  24,443.530
                                                           ---------------                      ------              ---------------
     Total                                                 $200,146,735.80                                          20,175,273.250
-----------------------------------------------------------------------------------------------------------------------------------
Chicago Trust Bond - N Class                                136,316,710.69                      $ 9.97              13,675,549.240
-----------------------------------------------------------------------------------------------------------------------------------
Pro Forma - Alleghany Bond Fund
     Class N Shares                                        $336,463,446.49                      $ 9.97              33,754,646.856
===================================================================================================================================
ABN AMRO Balanced Fund
     Common Shares                                         $ 72,330,086.73                      $ 9.96               7,258,298.020
     Investor Shares                                       $  2,173,463.99                      $ 9.98                 217,865.390
                                                           ---------------                      ------              ---------------
     Total                                                 $ 74,473,550.72                                           7,467,163.410
-----------------------------------------------------------------------------------------------------------------------------------
Chicago Trust Balanced - N Class                           $293,750,102.38                      $12.17              24,127,928.930
-----------------------------------------------------------------------------------------------------------------------------------
Pro Forma - Alleghany Balanced Fund
     Class N Shares                                        $368,223,653.10                      $12.17              30,245,007.782
===================================================================================================================================
ABN AMRO Tax-Exempt Fixed Income Fund
     Common Shares                                         $ 25,656,030.51                      $10.47               2,450,231.430
     Investor Shares                                       $    257,405.73                      $10.45                  24,643.140
                                                           ---------------                      ------              ---------------
     Total                                                 $ 25,913,436.24                                           2,474,874.570
-----------------------------------------------------------------------------------------------------------------------------------
Chicago Trust Municipal Bond Fund - N Class                $ 20,718,338.42                      $10.16               2,039,485.630
-----------------------------------------------------------------------------------------------------------------------------------
Pro Forma - Alleghany Municipal Bond Fund
     Class N Shares                                        $ 46,631,774.66                      $10.16               4,590,369.768
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        NET ASSET VALUE PER
                     FUND                                    NET ASSETS                        SHARE             SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Fixed Income Fund
     Common Shares                                         $199,902,786.53                      $ 9.92              20,150,829.720
     Investor Shares                                       $    243,949.27                      $ 9.98                  24,443.530
                                                           ---------------                      ------              ---------------
     Total                                                 $200,146,735.80                                          20,175,273.250
-----------------------------------------------------------------------------------------------------------------------------------
Chicago Trust Bond - N Class                                136,316,710.69                      $ 9.97              13,675,549.240
-----------------------------------------------------------------------------------------------------------------------------------
Pro Forma - Alleghany Bond Fund
     Class N Shares                                        $336,463,446.49                      $ 9.97              33,754,646.856
===================================================================================================================================
ABN AMRO Balanced Fund
     Common Shares                                         $ 72,330,086.73                      $ 9.96               7,258,298.020
     Investor Shares                                       $  2,173,463.99                      $ 9.98                 217,865.390
                                                           ---------------                      ------              ---------------
     Total                                                 $ 74,473,550.72                                           7,467,163.410
-----------------------------------------------------------------------------------------------------------------------------------
Chicago Trust Balanced - N Class                           $293,750,102.38                      $12.17              24,127,928.930
-----------------------------------------------------------------------------------------------------------------------------------
Pro Forma - Alleghany Balanced Fund
     Class N Shares                                        $368,223,653.10                      $12.17              30,245,007.782
===================================================================================================================================
ABN AMRO Tax-Exempt Fixed Income Fund
     Common Shares                                         $ 25,656,030.51                      $10.47               2,450,231.430
     Investor Shares                                       $    257,405.73                      $10.45                  24,643.140
                                                           ---------------                      ------              ---------------
     Total                                                 $ 25,913,436.24                                           2,474,874.570
-----------------------------------------------------------------------------------------------------------------------------------
Chicago Trust Municipal Bond Fund - N Class                $ 20,718,338.42                      $10.16               2,039,485.630
-----------------------------------------------------------------------------------------------------------------------------------
Pro Forma - Alleghany Municipal Bond Fund
     Class N Shares                                        $ 46,631,774.66                      $10.16               4,590,369.768
===================================================================================================================================

                         REASONS FOR THE REORGANIZATION

         The performance of the Alleghany Funds generally has been better than that of the ABN AMRO Funds, and the net expenses of the Alleghany Funds are competitive with those of the corresponding ABN AMRO Funds. Management of ABN AMRO Funds believes that the shareholders of the ABN AMRO Funds would benefit from the larger asset base, increased product array and anticipated economies of scale that are expected to result from the Reorganization.


         At a meeting held on April 23, 2001, the Board of Trustees of the ABN AMRO Trust determined that the proposed Reorganization would be in the best interests of each ABN AMRO Fund and that the interests of the existing ABN AMRO Fund shareholders would not be diluted as a result of the Reorganization. Before approving the Reorganization, the Board examined factors that it considered relevant, including information regarding comparative expense ratios and Rule 12b-1 fees. The Board also compared other aspects of the Alleghany Funds and the ABN AMRO Funds, including relative performance information, the compatibility of the Funds' investment objectives, the continuing viability of each class and Fund, the potential for improved economies of scale, and the Funds' service features, including the fact that ABN AMRO Fund shareholders will be able to use exchange privileges as part of a larger and more diverse family of mutual funds. The Board examined the terms of the Reorganization Agreement, including the fact that AAAM and/or its affiliates would bear the Funds' costs associated with the Reorganization and that the Reorganization is expected to qualify as a tax-free transaction. BASED ON THIS INFORMATION, THE BOARD RECOMMENDS THAT THE SHAREHOLDERS OF EACH ABN AMRO FUND APPROVE THE REORGANIZATION.


                               SHAREHOLDER RIGHTS
ALLEGHANY FUNDS

         GENERAL. Alleghany is an open-end management investment company established as a Delaware business trust pursuant to a Trust Instrument dated September 8, 1993. Alleghany is also governed by its By-Laws and applicable Delaware law.

         SHARES. Alleghany is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, Alleghany consists of over 25 separate investment series offering up to five classes of shares: Class N Shares, Class I Shares, Class S Shares, Class Y Shares and Class YS Shares. The five classes differ with respect to minimum investment requirements, distribution fees and shareholder servicing costs, as set forth in the prospectuses. The shares of the Alleghany Funds have no preference as to conversion features, exchange privileges or other attributes, and have no preemptive rights.

         VOTING RIGHTS. On any matter submitted to a vote of shareholders, all shares entitled to vote are voted on by individual series or class, except that:
(i) when so required by the 1940 Act, then shares are voted in the aggregate and not by individual series or class; and (ii) when the trustees of Alleghany have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class are entitled to vote.

         SHAREHOLDER MEETINGS. Alleghany is not required to hold annual meetings of shareholders, but may hold special meetings of shareholders under certain circumstances. A special meeting of shareholders may be called at any time by the trustees or on the written request of shareholders owning at least one-tenth of the outstanding shares entitled to vote.

         ELECTION AND TERM OF TRUSTEES. The Alleghany Funds' affairs are supervised by the trustees under the laws governing business trusts in the State of Delaware. Subject to 1940 Act requirements, trustees may be elected by shareholders or appointed by the Board. Under Alleghany's By-Laws, trustees hold office until the end of the Alleghany Funds' fiscal year in which the trustee attains 72 years of age, until their successors are duly elected and qualified, or until their death, removal or resignation. A trustee may be removed at any time by written instrument signed by at least two-thirds of the number of trustees prior to such removal or by a vote of shareholders owning at least two-thirds of the outstanding shares.

         SHAREHOLDER LIABILITY. Pursuant to Delaware law and Alleghany's Trust Instrument, shareholders of the Alleghany Funds generally are not personally liable for the acts, omissions or obligations of the trustees or Alleghany.

         TRUSTEE LIABILITY. Pursuant to Delaware law and Alleghany's Trust Instrument, trustees are not personally liable to any person other than Alleghany and the shareholders for any act, omission or obligation of Alleghany or another trustee. Pursuant to Alleghany's Trust Instrument, trustees are not personally liable for any act or omission he or she takes while acting as a trustee or for any act or omission of any other person or party, except that trustees are not protected against liability to Alleghany or to shareholders resulting from his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved as a trustee. Alleghany generally indemnifies trustees against all liabilities and expenses incurred by reason of being a trustee, except for liabilities and expenses arising from the trustee's willful misfeasance, gross negligence or reckless disregard of his or her duties as a trustee.

ABN AMRO FUNDS

         GENERAL. The ABN AMRO Trust is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated September 17, 1992. The ABN AMRO Trust is also governed by its By-Laws and applicable Massachusetts law.

         SHARES. The ABN AMRO Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, the ABN AMRO Trust consists of eighteen separate investment series offering up to four classes of shares: Common Shares, Investor Shares, Institutional Shares and Institutional Service Shares. The four classes differ with respect to minimum investment requirements, distribution fees and shareholder servicing costs, as set forth in the prospectuses. The shares of each Fund have no preference as to conversion features, exchange privileges or other attributes, and have no preemptive rights.

         VOTING RIGHTS. On any matter submitted to a vote of shareholders, all shares entitled to vote are voted on by individual series or class, except that:
(i) when so required by the 1940 Act, then shares are voted in the aggregate and not by individual series or class; and (ii) when the trustees of Alleghany have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class are entitled to vote.

         SHAREHOLDER MEETINGS. The ABN AMRO Trust is not required to hold annual meetings of shareholders, but may hold special meetings of shareholders under certain circumstances. A special meeting of shareholders may be called at any time by the trustees or by shareholders holding at least 10% of the shares then outstanding.

         ELECTION AND TERM OF TRUSTEES. The ABN AMRO Funds' affairs are supervised by the trustees under the laws governing business trusts in the Commonwealth of Massachusetts. Subject to 1940 Act requirements, trustees may be elected by shareholders or appointed by the Board. Trustees hold office for a term of eight years, until their successors are duly elected and qualified, or until their death, removal or resignation. A trustee may be removed at any time by a vote of the majority of trustees then in office or by a vote of shareholders holding a majority of the shares entitled to vote.

         SHAREHOLDER LIABILITY. Pursuant to the ABN AMRO Trust's Declaration of Trust, shareholders of the ABN AMRO Funds are not personally liable for the acts, omissions or obligations of the trustees or the ABN AMRO Trust.

         TRUSTEE LIABILITY. The Trustees generally are not personally liable for any obligation of the ABN AMRO Trust. The ABN AMRO Trust will indemnify its trustees against all liabilities and expenses, except for those arising from the trustee's willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.
                           ---------------------------

         THE FOREGOING IS ONLY A SUMMARY OF CERTAIN RIGHTS OF SHAREHOLDERS OF ALLEGHANY AND THE ABN AMRO TRUST UNDER THEIR GOVERNING CHARTER DOCUMENTS, BY-LAWS AND STATE LAW, AND IS NOT A COMPLETE DESCRIPTION OF PROVISIONS CONTAINED IN THOSE SOURCES. SHAREHOLDERS SHOULD REFER TO THE PROVISIONS OF THOSE DOCUMENTS AND STATE LAW DIRECTLY FOR A MORE THOROUGH DESCRIPTION.

          MORE INFORMATION ABOUT ALLEGHANY FUNDS AND THE ABN AMRO FUNDS

         Information concerning the operation and management of the Alleghany Funds is included in the current prospectus relating to the Alleghany Funds, which is incorporated herein by reference and a copy of which accompanies this Proxy Statement/Prospectus. Additional information about the Alleghany Funds is included in the Statement of Additional Information for the Alleghany Funds dated March 1, 2001 as amended May 15, 2001, which is available upon request and without charge by calling 1-800-992-8151.

         Information about the ABN AMRO Funds is included in the current prospectuses relating to those Funds dated May 1, 2001, which are incorporated by reference herein. Additional information is included in the Statement of Additional Information of ABN AMRO Funds dated May 1, 2001, which is available upon request and without charge by calling 1-800-443-4725. The ABN AMRO Funds' current prospectuses and Statement of Additional Information have been filed with the SEC.

         The Alleghany Funds and ABN AMRO Funds are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549.

         INTEREST OF CERTAIN PERSONS IN THE REORGANIZATION. ABN AMRO North America Holding Company may be deemed to have an interest in the Reorganization because certain of its subsidiaries provide investment advisory services to the Alleghany Funds and the ABN AMRO Funds pursuant to advisory agreements with the Funds. Future growth of the Alleghany Funds can be expected to increase the total amount of fees payable to these subsidiaries and to reduce the number of fees required to be waived to maintain total fees of the Funds at agreed upon levels.

         FISCAL YEAR END AND FINANCIAL STATEMENTS. The fiscal year end of each ABN AMRO Fund is December 31. The fiscal year end of each Alleghany Fund is October 31.

         The financial statements of the Alleghany Funds are contained in Alleghany's annual report to shareholders for the fiscal year ended October 31, 2000 and have been audited by KPMG LLP, their independent auditor. These financial statements for the Alleghany Funds are incorporated by reference into this Proxy Statement/Prospectus insofar as such financial statements relate to the participating Alleghany Funds, and not to any other Funds that are part of Alleghany and described therein.

         The financial statements of the ABN AMRO Funds contained in the ABN AMRO Funds' Annual Report to shareholders for the fiscal year ended December 31, 2000 have been audited by Ernst & Young LLP, their independent auditor. These financial statements are incorporated by reference into this Proxy Statement/Prospectus. The ABN AMRO Funds and Alleghany Funds each will furnish, without charge, a copy of their most recent Semi-Annual Report succeeding such Annual Report, if any, on request. Requests should be directed to the ABN AMRO Funds at 4400 Computer Drive, Westborough, Massachusetts 01581 or by calling 1-800-443-4725 and to Alleghany at P.O. Box 5164, Westborough, Massachusetts 01581 or by calling 1-800-992-8151.


THE BOARD OF TRUSTEES OF THE ABN AMRO TRUST RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION.


                                 VOTING MATTERS


         GENERAL INFORMATION. This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of the ABN AMRO Trust. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of Alleghany and the ABN AMRO Trust may also solicit proxies by telephone, facsimile, Internet or in person. The cost of solicitation will be borne by AAAM and/or its affiliates.


         VOTING RIGHTS AND REQUIRED VOTE. Shareholders of the ABN AMRO Funds are entitled to one vote for each full share held and fractional votes for fractional shares. A majority of the shares of a Fund entitled to vote, present in person or by proxy, constitutes a quorum. Approval of the Reorganization with respect to each ABN AMRO Fund requires the vote of a majority of the shares entitled to vote on the approval. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the ABN AMRO Trust a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. The proposed Reorganization of the ABN AMRO Funds will be voted upon separately by the shareholders of the respective Funds. The consummation of each Fund's Reorganization is not conditioned on the approval of the Reorganization by any other Fund.

         Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization. It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization.

         If sufficient votes in favor of the proposals set forth in the Notice of the Special Meeting are not received by the time scheduled for the Meeting, the holders of a majority of shares present in person or by proxy at the Meeting and entitled to vote at the Meeting, whether or not sufficient to constitute a quorum, or any officer present entitled to preside or act as Secretary of the Meeting, may adjourn the Meeting. Any business that might have been transacted at the Meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present. The costs of any additional solicitation and of any adjourned session(s) will be borne by AAAM and/or its affiliates.

         RECORD DATE AND OUTSTANDING SHARES. Only shareholders of record of the ABN AMRO Funds at the close of business on Friday, June 29, 2001 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date there were outstanding and entitled to vote:


                           ABN AMRO FUNDS                         FUND SHARES
      ------------------------------------------------------------------------
      Fixed Income Fund
           Common Shares.....................................    20,231,016.39
           Investor Shares...................................       152,230.93
      ------------------------------------------------------------------------
      Balanced Fund
           Common Shares.....................................     7,264,726.32
           Investor Shares...................................       205,360.74
      ------------------------------------------------------------------------
      Tax-Exempt Fixed Income Fund
           Common Shares.....................................     2,164,741.89
           Investor Shares...................................        29,639.96
      ------------------------------------------------------------------------


SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT.

         ABN AMRO FUNDS. As of the Record Date, the officers and Trustees of the ABN AMRO Trust as a group, beneficially owned less than 1% of the outstanding Common Shares and Investor Shares of the ABN AMRO Funds. As of the Record Date, to the best of the knowledge of the ABN AMRO Trust, the following persons owned of record or beneficially 5% or more of the outstanding shares of Common Shares or Investor Shares of the following ABN AMRO Funds:


        NAME AND ADDRESS                     FUND/CLASS                  PERCENTAGE OWNERSHIP              TYPE OF OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
 ABN AMRO Group P9 Savings Plan         Balanced Fund/Common                   79.522%                          Record
    Attn: Mutual Funds - Star
          PO Box 96211
    Washington, DC 20090-6211
------------------------------------------------------------------------------------------------------------------------------------
  LaSalle National Bank As TTEE         Balanced Fund/Common                    9.606%                          Record
      Omnibus A/C 00078H869
           PO Box 1443
     Chicago, IL 60690-1443
------------------------------------------------------------------------------------------------------------------------------------
   National Financial Services         Balanced Fund/Investor                  19.940%                          Record
    Attn: Mutual Funds Dept.
            5th Floor
         200 Liberty St
    1 World Financial Center
       New York, NY 10281
------------------------------------------------------------------------------------------------------------------------------------
  LaSalle National Bank As TTEE       Fixed Income Fund/Common                 77.675%                          Record
      Omnibus A/C 00078H109
           PO Box 1443
     Chicago, IL 60690-1443
------------------------------------------------------------------------------------------------------------------------------------
         ABN AMRO Group               Fixed Income Fund/Common                 17.989%                          Record
         PS-Savings Plan
    Attn: Mutual Fund - Star
          PO Box 96211
    Washington, DC 20090-6211
------------------------------------------------------------------------------------------------------------------------------------
        Carey and Company            Fixed Income Fund/Investor                83.933%                          Record
      7 Easton Oval EA4E70
       Columbus, OH 43219
------------------------------------------------------------------------------------------------------------------------------------
    Delaware Charter Cust. T         Fixed Income Fund/Investor                 6.066%                        Beneficial
    IRA R/C Thomas J Odriska
         6609 8 Kedvale
     Chicago, IL 60629-5127
------------------------------------------------------------------------------------------------------------------------------------
  LaSalle National Bank As TTEB        Tax Exempt Fixed Income                 94.501%                          Record
      Omnibus A/C 0078H505                   Fund/Common
           PO Box 1443
     Chicago, IL 60690-1443
------------------------------------------------------------------------------------------------------------------------------------
   National Financial Services         Tax Exempt Fixed Income                 68.149%                          Record
    Attn: Mutual Funds Dept.                Fund/Investor
            5th Floor
         200 Liberty St.
    1 World Financial Center
       New York, NY 10281
------------------------------------------------------------------------------------------------------------------------------------
           Anton Sivak                 Tax Exempt Fixed Income                  8.671%                        Beneficial
          Eugenia Sivak                     Fund/Investor
       6526 S Karlou Ave.
     Chicago, IL 60629-5124
------------------------------------------------------------------------------------------------------------------------------------
       Donald A. Peterson              Tax Exempt Fixed Income                  8.540%                        Beneficial
       5323 West Drummond                   Fund/Investor
     Chicago, IL 60639-1514
------------------------------------------------------------------------------------------------------------------------------------
         Gloria Kokaisl                Tax Exempt Fixed Income                  7.237%                        Beneficial
         250 Village Dr.                    Fund/Investor
            Apt. #351
        Downers Grove, IL
           60516-3050
------------------------------------------------------------------------------------------------------------------------------------



         ABN AMRO North America Holding Company, 208 South LaSalle Street, Chicago, Illinois, 60604, is a Delaware corporation. ABN AMRO North America Holding Company's direct and indirect parents are ABN AMRO Bank N.V. and ABN AMRO Holdings N.V. Upon confirmation of the Reorganization, certain affiliates of ABN AMRO North America Holding Company will own 84.61% of the Alleghany Bond Fund, 67.49% of the Alleghany Balanced Fund and 86.24% of the Alleghany Municipal Bond Fund.

         ALLEGHANY FUNDS. As of the Record Date, the officers and Trustees of Alleghany as a group, beneficially owned less than 1% of the outstanding Class N Shares and Class I Shares of the Alleghany Funds, except for Mr. Stuart Bilton, who owned 5.95% of the Alleghany Municipal Bond Fund. As of the Record Date, to the best of the knowledge of Alleghany, the following persons owned of record or beneficially 5% or more of the outstanding shares of Class N Shares or Class I Shares of the Alleghany Funds:



---------------------------------- -------------------------------- -------------------------- -----------------------
        NAME AND ADDRESS                     FUND/CLASS                PERCENTAGE OWNERSHIP       TYPE OF OWNERSHIP
---------------------------------- -------------------------------- -------------------------- -----------------------
           Stetson Co.                 Alleghany/Chicago Trust               56.956%                   Record
        C/O MI Trust Co.                Balanced Fund/Class N
           PO Box 2977
       Milwaukee, WI 53201
---------------------------------- -------------------------------- -------------------------- -----------------------
   Wells Fargo Bank MN NA Cust         Alleghany/Chicago Trust               23.775%                   Record
 FBO Fidelity National Financial        Balanced Fund/Class N
              Inc.
     401(k) PSP DTD 12/15/00
           PO Box 1533
      Minneapolis, MN 55480
---------------------------------- -------------------------------- -------------------------- -----------------------
            Miter Co.                  Alleghany/Chicago Trust                6.042%                   Record
    MI Trust C/O Outstanding            Balanced Fund/Class N
           PO Box 2977
    Milwaukee, WI 53201-2977
---------------------------------- -------------------------------- -------------------------- -----------------------
           Stetson Co.              Alleghany/Chicago Trust Bond             43.520%                   Record
        C/O MI Trust Co.                    Fund/Class N
           PO Box 2977
       Milwaukee, WI 53201
---------------------------------- -------------------------------- -------------------------- -----------------------
            Miter Co.               Alleghany/Chicago Trust Bond             22.747%                   Record
     MI Trust Co/Outsourcing                Fund/Class N
           PO Box 2977
    Milwaukee, WI 53201-2977
---------------------------------- -------------------------------- -------------------------- -----------------------
     Charles Schwab Co. Inc.        Alleghany/Chicago Trust Bond              5.204%                   Record
       Attn: Mutual Funds                   Fund/Class N
       101 Montgomery St.
        San Francisco, CA
           94104-4122
---------------------------------- -------------------------------- -------------------------- -----------------------
          Davis Company             Alleghany/Chicago Trust Bond              36.94%                   Record
    Attn: Marshall Ilsley Co.               Fund/Class I
   C/O MI Trust Co/Outsourcing
           PO Box 2977
    Milwaukee, WI 53201-2977
---------------------------------- -------------------------------- -------------------------- -----------------------
            Miter Co.               Alleghany/Chicago Trust Bond             36.468%                   Record
     MI Trust Co/Outsourcing                Fund/Class I
           PO Box 2977
    Milwaukee, WI 53201-2977
---------------------------------- -------------------------------- -------------------------- -----------------------
           Stetson Co.              Alleghany/Chicago Trust Bond             27.037%                   Record
        C/O MI Trust Co.                    Fund/Class I
           PO Box 2977
       Milwaukee, WI 53201
---------------------------------- -------------------------------- -------------------------- -----------------------
          Davis Company                Alleghany/Chicago Trust               64.281%                   Record
    Attn: Marshall Ilsley Co.           Municipal Bond Fund/
   C/O MI Trust Co/Outsourcing                 Class N
           PO Box 2977
    Milwaukee, WI 53201-2977
---------------------------------- -------------------------------- -------------------------- -----------------------
  The Chicago Trust Company of         Alleghany/Chicago Trust                8.930%                   Record
           California                   Municipal Bond Fund/
   Omnibus Cash Sweep Account                  Class N
          PO Box 121589
    San Diego, CA 92112-1589
---------------------------------- -------------------------------- -------------------------- -----------------------
        Stuart D. Bilton               Alleghany/Chicago Trust                5.946%                 Beneficial
         Bette E. Bilton                Municipal Bond Fund/
             JT Ten                            Class N
         72 Brinker Road
    Barrington, IL 60010-5135
---------------------------------- -------------------------------- -------------------------- -----------------------
            Miter co.                  Alleghany/Chicago Trust                5.105%                   Record
     MI Trust Co/Outsourcing            Municipal Bond Fund/
           PO Box 2977                         Class N
    Milwaukee, WI 53201-2977
---------------------------------- -------------------------------- -------------------------- -----------------------



         ABN AMRO North America Holding Company and/or its subsidiaries may be considered to control the ABN AMRO Funds and as a result may be able to affect the outcome of the Special Meeting of Shareholders. As of the date of this Proxy Statement/Prospectus, certain ABN AMRO affiliates owned a majority (and substantially all in most cases) of each ABN AMRO Fund's outstanding voting securities.


         EXPENSES. In order to obtain the necessary quorum at the Meeting, additional solicitations may be made by mail, telephone, telegraph, facsimile or personal interview by representatives of the ABN AMRO Trust, Alleghany, AAAM, Chicago Capital and/or their affiliates or service providers at an estimated cost of approximately $50,000. All costs of solicitation (including the printing and mailing of this proxy statement, meeting notice and form of proxy, as well as any necessary supplementary solicitations) will be paid by AAAM and/or its affiliates. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

                                 OTHER BUSINESS

         The Board of Trustees of the ABN AMRO Trust knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

         ABN AMRO FUNDS. Shareholder inquiries may be addressed to the ABN AMRO Trust in writing at the address on the cover page of this Proxy
Statement/Prospectus or by calling 1-800-443-4725.

         ALLEGHANY FUNDS. Shareholder inquiries may be addressed to Alleghany in writing at P.O. Box 5164, Westborough, Massachusetts 01581 or by calling 1-800-992-8151.

         SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE USING THE METHODS DESCRIBED ON THE ENCLOSED PROXY CARDS, OR IN PERSON AT THE MEETING.


                                    By Order of the Board of Trustees,


                                    Randall C. Hampton
                                    President
                                    ABN AMRO Funds

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this _____day of _____, 2001, by and between Alleghany Funds, a Delaware business trust, with its principal place of business at 171 North Clark Street, Chicago, Illinois 60601 (the "Trust"), with respect to its ABN AMRO Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Treasury Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund, ABN AMRO Value Fund, ABN AMRO Growth Fund, ABN AMRO Small Cap Fund, ABN AMRO Real Estate Fund, ABN AMRO International Equity Fund, ABN AMRO Europe Equity Growth Fund, ABN AMRO Asian Tigers Fund, ABN AMRO Latin America Equity Fund, ABN AMRO Institutional Prime Money Market Fund, and Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund and Alleghany/Chicago Trust Municipal Bond Fund (each an "Existing Acquiring Fund"), each a separate series of the Trust (each an "Acquiring Fund" and, together, the "Acquiring Funds"), and the ABN AMRO Funds, a Massachusetts business trust, with its principal place of business at 4400 Computer Drive, Westborough, Massachusetts 01581 ("ABN AMRO Funds"), with respect to its Money Market Fund, Government Money Market Fund, Treasury Money Market Fund, Tax-Exempt Money Market Fund, Value Fund, Growth Fund, Small Cap Fund, Real Estate Fund, International Equity Fund, Europe Equity Growth Fund, Asian Tigers Fund, Latin America Equity Fund, Institutional Prime Money Market Fund, Balanced Fund, Fixed Income Fund and Tax-Exempt Fixed Income Fund, each a separate series of ABN AMRO Funds (each a "Selling Fund" and, together the "Selling Funds" and, collectively with the Acquiring Funds, the "Funds").

         This Agreement is intended to be, and is adopted as, a Plan of Reorganization within the meaning of Section 368(A) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of: (i) the transfer of all of the assets of each Selling Fund in exchange for, as applicable, Class N Shares, Class I Shares, Class S Shares, Class Y Shares or Class YS Shares of beneficial interest, no par value per share, of its corresponding Acquiring Fund ("Acquiring Fund Shares") as set forth on Schedule A attached hereto; (ii) the assumption by each Acquiring Fund of the identified liabilities of each Selling Fund; and (iii) the distribution, after the Closing Dates hereinafter referred to, of the Acquiring Fund Shares to the shareholders of each Selling Fund and the liquidation of each Selling Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

         WHEREAS, each Acquiring Fund and each Selling Fund is a separate series of the Trust and ABN AMRO Funds, respectively, and the Trust and ABN AMRO Funds are open-end, registered management investment companies and each Selling Fund owns securities that generally are assets of the character in which its corresponding Acquiring Fund is permitted to invest;

         WHEREAS, each Fund is authorized to issue its shares of beneficial interest;

         WHEREAS, the Trustees of the Trust have determined that the Reorganization, with respect to each Acquiring Fund, is in the best interests of each Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

         WHEREAS, the Trustees of the ABN AMRO Funds have determined that the Reorganization, with respect to each Selling Fund, is in the best interests of the Selling Fund and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

       TRANSFER OF ASSETS OF THE SELLING FUNDS IN EXCHANGE FOR ACQUIRING
  FUND SHARES AND THE ASSUMPTION OF SELLING FUNDS' LIABILITIES AND LIQUIDATION
                              OF THE SELLING FUNDS

         1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, each Selling Fund agrees to transfer all of its assets and stated liabilities, as set forth in paragraph 1.2, to its corresponding Acquiring Fund. In exchange, each Acquiring Fund agrees: (i) to deliver to its corresponding Selling Fund the number of full and fractional Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of each class of the Selling Fund by (b) the ratio computed by dividing (x) the net asset value per share of each such class of the Selling Fund by (y) the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place at the Closing Dates provided for in paragraph 3.1.

         1.2 ASSETS TO BE ACQUIRED. The assets of each Selling Fund to be acquired by its corresponding Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of such Selling Fund on its respective Closing Date.

         Each Selling Fund has provided its corresponding Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Selling Fund's assets as of the date of such statements. Each Selling Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities and the payment of normal operating expenses and the payment of dividends, capital gains distributions and redemption proceeds to shareholders.

         Each Selling Fund will, within a reasonable period of time before its respective Closing Date, furnish each Acquiring Fund with a list of the Selling Fund's portfolio securities and other investments. Each Acquiring Fund will, within a reasonable time before its respective Closing Date, furnish its corresponding Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to above that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. A Selling Fund, if requested by its Acquiring Funds, will dispose of securities on the Acquiring Fund's list before its respective Closing Date. In addition, if it is determined that the portfolios of a Selling Fund and its Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of its respective Closing Date. Notwithstanding the foregoing, nothing herein will require a Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund's trustees or adviser, such disposition would adversely affect the tax-free nature of the Reorganization or would violate their fiduciary duties to the Selling Fund's shareholders.

         1.3 LIABILITIES TO BE ASSUMED. Each Selling Fund will endeavor to discharge all of its known liabilities and obligations to the extent possible before its respective Closing Date. Each Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of its corresponding Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. Each Acquiring Fund shall assume only those liabilities of its corresponding Selling Fund reflected in its Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         1.4 Prior to each Closing Date, the Trust shall make any filings with the State of Delaware that may be required under the laws of the State of Delaware, effective as of each respective Closing Date.

         1.5 LIQUIDATION AND DISTRIBUTION. On or as soon after its Closing Date as is conveniently practicable (the "Liquidation Date"): (a) each Selling Fund will distribute in complete liquidation of the Selling Fund, pro rata to its shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), all of the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Selling Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. Each Selling Fund Shareholder shall have the right to receive any unpaid dividends or other distributions that were declared by the Selling Fund before the Effective Time with respect to Selling Fund shares that are held of record by a Selling Fund Shareholder at the Effective Time on its respective Closing Date.

         1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of each Acquiring Fund's transfer agent. Shares of each Acquiring Fund will be issued simultaneously to its corresponding Selling Fund, in an amount equal in value to the net asset value of each Selling Fund's shares, to be distributed to shareholders of each Selling Fund.

         1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of each Selling Fund is and shall remain the responsibility of the Selling Fund.

         1.9 TERMINATION. Each Selling Fund shall be terminated promptly following its respective Closing Date and the making of all distributions pursuant to paragraph 1.5.

         1.10 All books and records of each Selling Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the "1940 Act"), and the rules and regulations thereunder, shall be available to the corresponding Acquiring Fund from and after its respective Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following its respective Closing Date.

         1.11 Subject to the conditions set forth in this Agreement, the failure of one of the Selling Funds to consummate the transactions contemplated hereby shall not affect the consummation or validity of the Reorganization with respect to any other Selling Fund, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Acquiring Fund" and "Selling Fund" as meaning only those series of the Trust and ABN AMRO Funds, respectively, which are involved in the Reorganization as of the Closing Dates.

                                   ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of a Selling Fund's assets to be acquired by its corresponding Acquiring Fund hereunder shall be the value of such assets on the business day immediately prior to each respective Closing Date (such time and date being hereinafter called a "Valuation Date"), using the valuation procedures set forth in the ABN AMRO Funds' Declaration of Trust and each Selling Fund's then current prospectuses and statements of additional information or such other valuation procedures as shall be mutually agreed upon by the parties. Each Acquiring Fund and Selling Fund agrees to use all commercially reasonable efforts to resolve any material differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of an Acquiring Fund and those determined in accordance with the pricing policies and procedures of its corresponding Selling Fund. Where a pricing difference results from a difference in pricing methodology, the parties will eliminate such difference by using the Acquiring Fund's methodology in valuing the Selling Funds' assets.

         2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed on the Valuation Date, using the valuation procedures set forth in the Trust's Trust Instrument and each Acquiring Fund's then current prospectuses and statements of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.3 SHARES TO BE ISSUED. The number of each Acquiring Fund's shares of each class to be issued (including fractional shares, if any) in exchange for its corresponding Selling Fund's assets, shall be determined by (a) multiplying the shares outstanding of each class of the Selling Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Selling Fund of each of its classes by (y) the net asset value per share of the corresponding classes of the Acquiring Fund determined in accordance with paragraph 2.2 [(a) x
(b), where (b)=(x)euro(y)]. Holders of Common Shares, Investor Shares, Institutional Shares and Institutional Service Shares of the Selling Funds will receive Class N Shares, Class I Shares, Class S Shares, Class Y Shares or Class YS Shares of the corresponding Acquiring Funds, as set forth on Schedule A attached hereto.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by PFPC, Inc.

                                   ARTICLE III

                           CLOSINGS AND CLOSING DATES

         3.1 CLOSING DATES. The closing (each a "Closing" and collectively, the "Closings") shall occur in two steps. There will be a separate closing on or about September 15, 2001 for the ABN AMRO Funds' Fixed Income Fund, Balanced Fund and Tax-Exempt Fixed Income Fund and a separate closing on or about September 22, 2001 for the ABN AMRO Funds' Money Market Fund, Government Money Market Fund, Treasury Money Market Fund, Tax-Exempt Money Market Fund, Value Fund, Growth Fund, Small Cap Fund, Real Estate Fund, International Equity Fund, Europe Equity Growth Fund, Asian Tigers Fund, Latin America Equity Fund, and Institutional Prime Money Market Fund or such other date(s) as the parties may agree to in writing (each a "Closing Date" and collectively, the "Closing Dates"). All acts taking place at the Closings shall be deemed to take place immediately prior to the Closing Dates unless otherwise provided. The Closings shall be held as of 8:00 a.m. Eastern time (the "Effective Time") at the offices of PFPC, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, or at such other time and/or place as the parties may agree.

         3.2 CUSTODIAN'S CERTIFICATE. The Chase Manhattan Bank, as custodian for each Selling Fund (the "Custodian"), shall deliver at the Closings a certificate of an authorized officer stating that: (a) each Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to its corresponding Acquiring Fund on the Closing Dates; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

         3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of an Acquiring Fund or a Selling Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of an Acquiring Fund or a Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

         3.4 TRANSFER AGENT'S CERTIFICATE. PFPC, Inc., as transfer agent for each Selling Fund as of the Closing Dates, shall deliver at the Closings a certificate of an authorized officer stating that its records contain the names and addresses of Selling Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closings. Each Acquiring Fund shall issue and deliver or cause PFPC, Inc., its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Dates to the Secretary of ABN AMRO Funds or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closings, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUNDS. Each Selling Fund represents and warrants to its corresponding Acquiring Fund as follows:

                  (a) The Selling Fund is a legally designated, separate series of a voluntary association duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.

                  (b) ABN AMRO Funds is registered as an open-end management investment company under the 1940 Act, and ABN AMRO Funds' registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectuses and statements of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in the violation of any provision of ABN AMRO Funds' Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before its applicable Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (g) The financial statements of the Selling Fund are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Funds) fairly reflect the financial condition of the Selling Fund as of June 30, 2001 and there are no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

                  (h) Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Selling Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to be filed by such date, shall have been filed, and all federal and other taxes shown due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) All issued and outstanding shares of the Selling Fund are, and at the Closing Date, will be duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Selling Fund's transfer agent as provided in paragraph 3.4. The Selling Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, and has no outstanding securities convertible into any of the Selling Fund shares.

                  (k) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrances, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of a Certificate of Merger or Consolidation pursuant to the laws of the State of Delaware, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the Acquiring Fund.

                  (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund. Subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (m) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

                  (n) From the effective date of the Registration Statements (as defined in paragraph 5.7), through the time of the meeting of the Selling Fund Shareholders and on each Closing Date, any written information furnished by the ABN AMRO Funds with respect to the Selling Fund for use in the Proxy Materials (as defined paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Selling Fund has elected to qualify and has qualified as a "regulated investment company" under the Code (a "RIC"), as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

                  (p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Massachusetts law for the execution of this Agreement by ABN AMRO Funds, for itself and on behalf of each Selling Fund, except for the effectiveness of the Registration Statements, the necessary exemptive relief requested from the Commission or its staff with respect to Sections 17(a) and 17(b) of the 1940 Act, and the filing of a Certificate of Merger or Consolidation pursuant to Delaware law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Selling Fund as described in paragraph 5.2.

         4.2 REPRESENTATIONS OF THE ACQUIRING FUNDS. Each Acquiring Fund represents and warrants to its corresponding Selling Fund as follows:

                  (a) The Acquiring Fund is a separate series of the Trust and the Trust is a business trust, duly organized, validly existing and in good standing under the laws of the State of Delaware.

                  (b) The Trust is registered as an open-end management investment company under the 1940 Act, and the Trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectuses and statements of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not, result in a violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

                  (f) The financial statements of the Acquiring Fund are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Selling Funds) fairly reflect the financial condition of the Acquiring Fund as of April 30, 2001, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

                  (g) Since the date of the financial statements referred to in paragraph (f) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to be filed by such date shall have been filed. All federal and other taxes shown due on such returns and reports shall have been paid or provision shall have been made for their payment. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

                  (j) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (k) Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (l) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

                  (m) From the effective date of the Registration Statements (as defined in paragraph 5.7), through the time of the meeting of the Selling Fund Shareholders and on each Closing Date, any written information furnished by the Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

                  (n) The Acquiring Fund intends to qualify as a RIC under the Code, and with respect to each Acquiring Fund that has conducted material investment operations before the Closing Date, the Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

                  (o) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by the Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statements, the necessary exemptive relief requested from the Commission or its staff with respect to Sections 17(a) and 17(b) of the 1940 Act, and the filing of any articles, certificates or other documents that may be required under Delaware law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

                  (p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

             COVENANTS OF EACH ACQUIRING FUND AND EACH SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 8.5 each Acquiring Fund and Selling Fund will operate its respective business in the ordinary course between the date of this Agreement and the respective Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and shareholder redemptions.

         5.2 APPROVAL OF SHAREHOLDERS. ABN AMRO Funds will call a special meeting of Selling Fund Shareholders to consider and act upon this Agreement (or transactions contemplated thereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

         5.3 INVESTMENT REPRESENTATION. Each Selling Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

         5.4 ADDITIONAL INFORMATION. Each Selling Fund will assist its corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund's shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, each Acquiring Fund and its corresponding Selling Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the applicable Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the applicable Closing Date, each Selling Fund shall furnish its corresponding Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG LLP and certified by ABN AMRO Funds' Treasurer.

         5.7 PREPARATION OF REGISTRATION STATEMENTS AND SCHEDULE 14A PROXY STATEMENT. The Trust will prepare and file with the Commission registration statements on Form N-14 and on Form N-1A under the 1933 Act relating to the Acquiring Fund Shares (the "Registration Statements"). ABN AMRO Funds will prepare and file a proxy statement on Schedule 14A under the 1933 Act ("Proxy Statement"). The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of each Existing Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statements and the Proxy Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the Registration Statements and Proxy Statement (the "Proxy Materials"), as applicable, for inclusion therein, in connection with the meeting(s) of the Selling Funds' Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

         5.8 INDEMNIFICATION OF TRUSTEES. The Trust will assume certain liabilities and obligations of the ABN AMRO Funds relating to any obligation of the ABN AMRO Funds to indemnify its current and former Trustees and officers, acting in their capacities as such, to the fullest extent permitted by law and the ABN AMRO Funds' Declaration of Trust, as in effect as of the date of this Agreement. Without limiting the foregoing, the Trust agrees that all rights to indemnification and all limitations of liability existing in favor of the current and former Trustees and officers, acting in their capacities as such, under the ABN AMRO Funds' Declaration of Trust as in effect as of the date of this Agreement shall survive the Reorganization and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against the Trust, its successors or assigns.

         5.9 The Trust shall take all action necessary so that at the Effective Time, Mr. Arnold Brookstone and Mr. Robert Feitler, who have been selected and nominated by the Trust's Nominating Committee to serve as independent trustees (who are trustees who are not interested persons as defined by the 1940 Act), shall become trustees of the Trust's Board of Trustees and shall serve in that capacity in accordance with the Trust's declaration of trust and bylaws. The Trust also shall take all action necessary so that at the Effective Time Messrs. Brookstone and Feitler shall become members of each committee of the Board of Trustees of the Trust that is then comprised of all independent trustees of the Trust. The Trust shall also take all action necessary so that at the Effective Time Mr. James Wynsma shall become a trustee of the Trust's Board of Trustees and shall serve in the capacity of interested trustee (who are trustees who are interested persons as defined by the 1940 Act).

         5.10 The Trust shall take all action necessary so that, immediately following the Effective Time, the Acquiring Funds' total operating expenses after waivers and reimbursements do not exceed the amounts set forth in Schedule B hereto for the periods set forth in such Schedule.

                                   ARTICLE VI

            CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH SELLING FUND

         The obligations of each Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by its corresponding Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the applicable Closing Date, and, in addition, subject to the following conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of that Closing Date. Each Acquiring Fund shall have delivered to its corresponding Selling Fund a certificate executed in the Acquiring Fund's name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Vedder, Price, Kaufman & Kammholz, counsel to the Trust, dated as of such Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) Each Acquiring Fund is a legally designated, separate series of the Trust, and the Trust is a business trust, duly organized, validly existing and in good standing under the laws of the State of Delaware, which, to such counsel's knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Trust is registered as an open-end management investment company under the 1940 Act, and, to such counsel's knowledge, the Trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Trust on behalf of each Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the ABN AMRO Funds, is a valid and binding obligation of the Acquiring Funds enforceable against each Acquiring Fund in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration of not less than the net asset value of Acquiring Fund Shares has been paid, Acquiring Fund Shares to be issued and delivered to each Selling Fund on behalf of the Selling Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of an Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

                  (e) The Registration Statements have been declared effective by the Commission and to such counsel's knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Funds of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which an Acquiring Fund is a party or by which an Acquiring Fund or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which an Acquiring Fund is a party or by which it is bound.

                  (g) In the ordinary course of such counsel's representation of the Acquiring Funds, and without having made any investigation, such counsel does not know of any legal or governmental proceedings (only insofar as they relate to an Acquiring Fund) existing on or before the date(s) of mailing of the Proxy Materials or the Closing Date, which are required to be described in the Proxy Materials or to be filed as an exhibit thereto that are not described or filed as required.

                  (h) In the ordinary course of such counsel's representation of the Acquiring Funds, and without having made any investigation, and except as otherwise disclosed, such counsel is not aware of any litigation or administrative proceeding or investigation of or before any court or governmental body that is presently pending or threatened as to an Acquiring Fund or any of its properties or assets. In the ordinary course of such counsel's representation of the Acquiring Funds, and without having made any investigation, to the knowledge of such counsel, the Acquiring Funds are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects the Acquiring Funds' business, other than as previously disclosed in the Proxy Materials.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of each Acquiring Fund at which the contents of the Proxy Materials and related matters were discussed. Although such counsel is not passing upon and does not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Proxy Materials, on the basis of the foregoing (relying as to materiality exclusively upon the opinions of the Trust's officers and other representatives of each Acquiring Fund) and without such counsel having made any investigations of the statements made in the Proxy Materials, no facts have come to its attention that lead it to believe that the Proxy Materials as of their dates, as of the date of each Selling Fund Shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding an Acquiring Fund or necessary, in the light of the circumstances under which they were made, to make such statements therein regarding an Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to each Selling Fund, contained in the Proxy Materials, and that such opinion is solely for the benefit of the ABN AMRO Funds and each Selling Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Vedder, Price, Kaufman & Kammholz appropriate to render the opinions expressed therein.

         In this paragraph 6.2(h), references to the Proxy Materials include and relate to only the text of such Proxy Materials and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

         6.3 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the Rule 12b-1 plan of distribution, other fees payable for services provided to each Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Funds from those fee amounts, undertakings and sales load amounts of the Acquiring Fund described in the Proxy Materials.

         6.4 For the period beginning at the Closing Date and ending not less than six years thereafter, the Trust, its successor or assigns shall provide, or cause to be provided, liability coverage at least as comparable to the liability coverage currently applicable to both former and current Trustees and officers of ABN AMRO Funds, covering the actions of such Trustees and officers of ABN AMRO Funds for the period they served as such.

         6.5 As of each respective Closing Date, the Trust's fidelity bond for the Acquiring Funds shall meet all applicable requirements under the 1940 Act based on the level of the Acquiring Funds' assets immediately after the Effective Time.

                                   ARTICLE VII

           CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

         The obligations of each Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by each corresponding Selling Fund of all the obligations to be performed by the Selling Fund pursuant to this Agreement, on or before the applicable Closing Date and, in addition, shall be subject to the following conditions:

         7.1 All representations, covenants, and warranties of a Selling Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. Each Selling Fund shall have delivered to its corresponding Acquiring Funds on such Closing Date a certificate executed in the Selling Fund's name by ABN AMRO Funds' President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to its corresponding Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the ABN AMRO Funds.

         7.3 The Acquiring Fund shall have received on the applicable Closing Date an opinion of Morgan, Lewis & Bockius LLP, counsel to each Selling Fund, dated as of such Closing Date, in a form reasonably satisfactory to the Acquiring Fund, covering the following points:

                  (a) Each Selling Fund is a legally designated, separate series of ABN AMRO Funds, and that ABN AMRO Funds is a voluntary association duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, which, to such counsel's knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The ABN AMRO Funds is registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the ABN AMRO Funds on behalf of each Selling Fund and, assuming due authorization, execution and delivery of this Agreement by the Trust on behalf of each Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration of not less than the net asset value of Selling Fund Shares has been paid, and assuming that such shares were issued in accordance with the terms of each Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable, and no shareholder of a Selling Fund has any preemptive rights with respect to the Selling Fund's shares.

                  (e) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by a Selling Fund of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of ABN AMRO Funds' Declaration of Trust (assuming shareholder approval has been obtained) or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which a Selling Fund is a party or by which a Selling Fund or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (g) In the ordinary course of such counsel's representation of the Selling Funds, and without having made any investigation, such counsel does not know of any legal or governmental proceedings (insofar as they relate to a Selling Fund) existing on or before the date of mailing of the Proxy Materials or the Closing Date, which are required to be described in the Proxy Materials or to be filed as an exhibit thereto that are not described or filed as required.

                  (h) In the ordinary course of such counsel's representation of the Selling Funds, and without having made any investigation, and except as otherwise disclosed, such counsel is not aware of any litigation or administrative proceeding or investigation of or before any court or governmental body that is presently pending or threatened as to a Selling Fund or any of its respective properties or assets. In the ordinary course of such counsel's representation of the Selling Funds, and without having made any investigation, to the knowledge of such counsel, no Selling Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects the Selling Fund's business other than as previously disclosed in the Proxy Materials.

         Such counsel shall also state that it has participated in conferences with officers and other representatives of each Selling Fund at which the contents of the Proxy Materials and related matters were discussed. Although such counsel is not passing upon and does not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Proxy Materials, on the basis of the foregoing (relying as to materiality exclusively upon the opinions of ABN AMRO Funds' officers and other representatives of each Selling Fund) and without such counsel having made any investigations of the statements made in the Proxy Materials, no facts have come to its attention that lead it to believe that the Proxy Materials as of its date, as of the date of each Selling Fund Shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding a Selling Fund or necessary, in the light of the circumstances under which they were made, to make such statements therein regarding the Selling Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to each Acquiring Fund contained in the Proxy Materials, and that such opinion is solely for the benefit of the Trust and each Acquiring Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Morgan, Lewis & Bockius LLP appropriate to render the opinions expressed therein.

         In this paragraph 7.3(h), references to the Proxy Materials include and relate to only the text of such Proxy Materials and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

               FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH
                         ACQUIRING FUND AND SELLING FUND

         If any of the conditions set forth below do not exist on or before the applicable Closing Date with respect to each Selling Fund or its corresponding Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein, with respect to each Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of each Selling Fund in accordance with Massachusetts law and the provisions of ABN AMRO Funds' Declaration of Trust and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the corresponding Acquiring Fund. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On each Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of an Acquiring Fund or a Selling Fund, provided that either party hereto may waive any such conditions for itself.

         8.4 The Registration Statements shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 Each Selling Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Selling Fund's net investment company taxable income for all taxable periods ending on or before the applicable Closing Date (computed without regard to any deduction for dividends paid) and, with respect to the Selling Funds with a Closing Date of September 15, 2001, all of its net capital gains realized in all taxable periods ending on or before such Closing Date (after reduction for any capital loss carry forward).

         8.6 The parties shall have received an opinion of Morgan, Lewis & Bockius LLP addressed to each Acquiring Fund and Selling Fund substantially to the effect that for federal income tax purposes with respect to each Selling
Fund:

                  (a) The transfer of all of the Selling Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund (followed by the distribution of Acquiring Fund Shares to the Selling Fund Shareholders in dissolution and liquidation of the Selling Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for Acquiring Funds Share and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Selling Fund Shareholders in exchange for such shareholders' shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for Acquiring Fund Shares in the Reorganization.

                  (e) The aggregate tax basis for Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Funds Share to be received by each Selling Fund Shareholder will include the period during which the Selling

Fund shares exchanged therefore were held by such shareholder, provided the Selling Fund shares are held as capital assets at the time of the Reorganization.

                  (f) The tax basis of the Selling Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately before the Reorganization. The holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Such opinion shall be based on customary assumptions and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and each Selling Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Selling Fund may waive the conditions set forth in this paragraph 8.6.

                                   ARTICLE IX

                                    EXPENSES

         9.1 ABN AMRO Asset Management (USA) LLC and/or affiliates thereof will pay the expenses associated with Selling Fund's participation in the Reorganization. The investment adviser to the Acquiring Fund and/or affiliates thereof will pay the expenses associated with Acquiring Fund's participation in to the Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Trust, on behalf of each Acquiring Fund, and ABN AMRO Funds, on behalf of each Selling Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

         10.2 Except as specified in the next sentence set forth in this section 10.2, the representation, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after each Closing Date, and the obligations of each of the Acquiring Funds in sections 5.9 and 6.4, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Trust and the ABN AMRO Funds. In addition, either the Trust or the ABN AMRO Funds may at their option terminate this Agreement at or before either Closing Date due to:

                  (a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before each Closing Date, if not cured within 30 days;

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

                  (c) a determination by the parties' Board of Trustees, as appropriate, determine that the consummation of the transactions contemplated herein are not in the best interest of the ABN AMRO Funds or the Trust, respectively, and give notice to the other party hereto.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either an Acquiring Fund, a Selling Fund, the Trust, the ABN AMRO Funds, their respective Trustees or officers, to the other party or its Trustees or officers, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

                                   ARTICLE XII

                                   AMENDMENTS

         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Trust and the ABN AMRO Funds as specifically authorized by their respective Board of Trustees; provided, however, that following the meeting of the Selling Fund Shareholders called by a Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 It is expressly agreed that the obligations of each Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquiring Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of each Acquiring Fund and signed by authorized officers of the Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each Acquiring Fund as provided in the Trust's Declaration of Trust.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                        ALLEGHANY FUNDS

                                        By:
                                            -----------------------------
                                        Name:  Kenneth C. Anderson
                                        Title: President


                                        ABN AMRO FUNDS

                                        By:
                                            -----------------------------
                                        Name:  Randall C. Hampton
                                        Title: President

ACKNOWLEDGED:

     By:
        -------------------------
     Name:
         ------------------------
     Title:                       of ABN AMRO Asset Management (USA) LLC
           ----------------------

             SCHEDULE A TO THE AGREEMENT AND PLAN OF REORGANIZATION

                          SUMMARY OF THE REORGANIZATION
             (shareholders of each Selling Fund will receive shares
            of the class of the Acquiring Fund opposite their class)

----------------------------------------------------------------------------------------------------------
ABN AMRO FUND  (SELLING FUND)                              ALLEGHANY FUND  (ACQUIRING FUND)
----------------------------------------------------------------------------------------------------------
ABN AMRO Money Market Fund                                 ABN AMRO Money Market Fund
-   Common Shares                                          -   Class I Shares
-   Investor Shares                                        -   Class S Shares

ABN AMRO Government Money Market Fund                      ABN AMRO Government Money Market Fund
-   Common Shares                                          -   Class I Shares
-   Investor Shares                                        -   Class S Shares

ABN AMRO Treasury Money Market Fund                        ABN AMRO Treasury Money Market Fund
-   Common Shares                                          -   Class I Shares
-   Investor Shares                                        -   Class S Shares

ABN AMRO Tax-Exempt Money Market Fund                      ABN AMRO Tax-Exempt Money Market Fund
-   Common Shares                                          -   Class I Shares
-   Investor Shares                                        -   Class S Shares

ABN AMRO Value Fund                                        ABN AMRO Value Fund
-   Common Shares                                          -   Class N Shares
-   Investor Shares                                        -   Class N Shares

ABN AMRO Growth Fund                                       ABN AMRO Growth Fund
-   Common Shares                                          -   Class N Shares
-   Investor Shares                                        -   Class N Shares

ABN AMRO Small Cap Fund                                    ABN AMRO Small Cap Fund
-   Common Shares                                          -   Class N Shares
-   Investor Shares                                        -   Class N Shares

ABN AMRO Real Estate Fund                                   ABN AMRO Real Estate Fund
-   Common Shares                                          -   Class N Shares
-   Investor Shares                                        -   Class N Shares

ABN AMRO International Equity Fund                         ABN AMRO International Equity Fund
-   Common Shares                                          -   Class N Shares
-   Investor Shares                                        -   Class N Shares

ABN AMRO Europe Equity Growth Fund                         ABN AMRO Europe Equity Growth Fund
-   Common Shares                                          -   Class N Shares

ABN AMRO Asian Tigers Fund                                 ABN AMRO Asian Tigers Fund
-   Common Shares                                          -   Class N Shares
-   Investor Shares                                        -   Class N Shares

----------------------------------------------------------------------------------------------------------
ABN AMRO FUND  (SELLING FUND)                              ALLEGHANY FUND  (ACQUIRING FUND)
----------------------------------------------------------------------------------------------------------
ABN AMRO Latin America Equity Fund                         ABN AMRO Latin America Equity Fund
-   Common Shares                                          -   Class N Shares

ABN AMRO Institutional Prime Money Market Fund             ABN AMRO Institutional Prime Money Market Fund
                                                           -   Class Y Shares
-   Institutional Shares                                   -   Class YS Shares
-   Institutional Service Shares
                                                           Alleghany/Chicago Trust Balanced Fund
ABN AMRO Balanced Fund                                     -   Class N Shares
-   Common Shares                                          -   Class N Shares
-   Investor Shares
                                                           Alleghany/Chicago Trust Bond Fund
ABN AMRO Fixed Income Fund                                 -   Class N Shares
-   Common Shares                                          -   Class N Shares
-   Investor Shares
                                                           Alleghany/Chicago Trust Municipal Bond Fund
ABN AMRO Tax-Exempt Fixed Income Fund                      -   Class N Shares
-   Common Shares                                          -   Class N Shares
-   Investor Shares
----------------------------------------------------------------------------------------------------------

             SCHEDULE B TO THE AGREEMENT AND PLAN OF REORGANIZATION

                        TOTAL NET FUND OPERATING EXPENSES
                         (as a percentage of net assets)

----------------------------------------------------------------------------------------------------------------------------
                               FUND                                         CLASS                      EXPENSE LIMIT
----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Asian Tigers Fund                                             Class N Shares(1)                     [___]%
----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Europe Equity Growth Fund                                     Class N Shares(1)                     [___]%
----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Growth Fund                                                   Class N Shares(1)                     [___]%
----------------------------------------------------------------------------------------------------------------------------
ABN AMRO International Equity Fund                                     Class N Shares(1)                     [___]%
----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Latin America Equity Fund                                     Class N Shares(1)                     [___]%
----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Real Estate Fund                                              Class N Shares(1)                     [___]%
----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Small Cap Fund                                                Class N Shares(1)                     [___]%
----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Value Fund                                                    Class N Shares(1)                     [___]%
----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Government Money Market Fund                                  Class I Shares(1)                     [___]%
                                                                       -----------------------------------------------------
                                                                       Class S Shares(1)                     [___]%
----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Money Market Fund                                             Class I Shares(1)                     [___]%
                                                                       -----------------------------------------------------
                                                                       Class S Shares(1)                     [___]%
----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Tax-Exempt Money Market Fund                                  Class I Shares(1)                     [___]%
                                                                       -----------------------------------------------------
                                                                       Class S Shares(1)                     [___]%
----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Treasury Money Market Fund                                    Class I Shares(1)                     [___]%
                                                                       -----------------------------------------------------
                                                                       Class S Shares(1)                     [___]%
----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Institutional Prime Money Market Fund                         Class Y Shares(2)                     [___]%
                                                                       -----------------------------------------------------
                                                                       Class YS Shares(1)                    [___]%
----------------------------------------------------------------------------------------------------------------------------
Alleghany/Chicago Trust Balanced Fund                                  Class N Shares(1)                     [___]%
----------------------------------------------------------------------------------------------------------------------------
Alleghany/Chicago Trust Bond Fund                                      Class N Shares(1)                     [___]%
----------------------------------------------------------------------------------------------------------------------------
Alleghany/Chicago Trust Municipal Bond Fund                            Class N Shares(1)                     [___]%
----------------------------------------------------------------------------------------------------------------------------


-------------------------------
(1) Expenses limited to the amount shown for eight full calendar quarters following the Reorganization.

(2) Expenses limited to the amount shown for four full calendar quarters following the Reorganization and 0.20% of its net assets for the following four full calendar quarters.

       EXHIBIT B - MANAGEMENT'S DISCUSSION OF ALLEGHANY FUND PERFORMANCE

ALLEGHANY/CHICAGO TRUST BOND FUND

PERFORMANCE FOR THE YEAR ENDED OCTOBER 31, 2000
SUMMARY INFORMATION


                         ALLEGHANY/CHICAGO TRUST
                                BOND FUND
                                 CLASS N
TOTAL RETURNS:
One Year ................         6.98%
Three Year
   Average Annual .......         5.18%
Five Year
   Average Annual .......         6.02%
Average Annual
   Since Inception ......         5.96%
Inception Date ..........       12/13/93

TOP TEN HOLDINGS
as of October 31, 2000
COMPANY AND % OF TOTAL NET ASSETS
Government National Mortgage Association
   7.000%, 09/15/28, Pool #458926 ............   3.14%
Federal National Mortgage Association
   7.500%, 02/01/30, Pool #529028 ............   2.74%
Federal Home Loan Mortgage Corporation
   8.000%, 02/01/30, Pool #C00922 ............   2.61%
U.S. Treasury Bond 6.250%, 08/15/2023 ........   2.47%
U.S. Treasury Bond 6.000%, 02/15/2026 ........   2.18%
Waste Management, Inc. Subordinated Notes
   4.000%, 02/01/2002 ........................   2.13%
Ford Motor Credit Co., Inc.,
   7.500%, 03/15/2005 ........................   1.95%
Federal Home Loan Mortgage Corporation
   7.500%, 11/01/29, Gold Pool #C32468 .......   1.84%
U.S. Treasury Bond 7.125%, 02/15/2023 ........   1.84%
Federal Home Loan Bank
   6.500%,11/15/06, Series PX02 ..............   1.74%

ALLEGHANY/CHICAGO TRUST BOND FUND

PORTFOLIO MANAGER COMMENTARY

                                           [PHOTO OMITTED - THOMAS J. MARTHALER]
                                                        Thomas J. Marthaler, CFA

Q    How did the Fund perform during the
     fiscal year ended October 31, 2000?

A The Fund's performance was very competitive, outperforming the average intermediate bond fund, while slightly underperforming its unmanaged benchmark. For the 12-month period, Alleghany/Chicago Trust Bond Fund's total return was 6.98%. In comparison, the Lehman Brothers Aggregate Bond Index, which includes no expenses, reflected a return of 7.30% for the same period, while the Fund's peer group, the Lipper Intermediate Investment Grade Index, returned 6.33%.

Q    How would you describe the investment
     environment?

A For most of the fiscal year, the U.S. economy grew at a blistering pace, putting upward pressure on interest rates. U.S. economic growth reached 7.3% during the fourth quarter of 1999 and 5.4% during the first quarter of 2000. Meanwhile, the Fed raised short-term interest rates from 5.25% to 6.50% in an effort to slow the economy. While this was occurring, the U.S. government, flush with a federal budget surplus, announced plans to retire Treasury debt, which exerted downward pressure on Treasury bond and note yields. By mid-summer, evidence of an economic slowdown took place, which reduced inflation expectations. Treasury bond prices stabilized as politicians promised to spend the surplus on new programs or a tax cut. However, disappointing corporate profits spooked the corporate bond market.

Q    Which bond sectors performed the
     best? Which performed the worst?

A U.S. Treasury bonds performed well for much of the period, as the federal government's buyback program buoyed prices. Mortgage-backed and asset-backed securities, which offer higher yields to compensate investors for refinancing risk, also performed well because there was relatively little refinancing activity during the year. However, investors shunned high-yield bonds because of fears over a slowing economy and its impact on corporate profits and the ability to repay debt. To a lesser extent, the same was true of investment-grade corporate bonds.

Q    What strategies did you employ as the
     fiscal year came to a close?

A Late in September, we exploited weakness in the U.S. Treasury sector to modestly add to our positions. We have kept our mortgage-backed securities position at about one-third of the portfolio. We're always on the lookout for value in intermediate corporate bonds, which continue to offer significant yield premiums over Treasury bonds. However, we have become more selective, especially in looking for long-term corporate bonds, recognizing their increased volatility in the near-term economic and political environment. As of October 31, 2000, the portfolio was comprised as follows: corporates, 44%, mortgages, 36%, U.S. governments, 11% and cash, 9%. The portfolio's average credit quality was AA3, its effective duration was 4.7 years and its 30-day SEC yield was 7.10%.

Q    What is your outlook?

A We believe that the Fed will be constrained from easing -- which it would normally commence at this point in the economic cycle -- by high energy prices and tight labor markets. The Fed's fear of inflation offsets its confidence in the sustainability of productivity gains, inferring a steady policy for the coming few quarters. In the meantime, corporate bonds and mortgage-backed securities offer very attractive yields.

                                                                OCTOBER 31, 2000


                      PORTFOLIO ALLOCATION BY MARKET SECTOR

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
U.S. GOVERNMENT AND AGENCY OBLIGATIONS            45%
CORPORATE NOTES AND BONDS                         41%
CASH AND OTHER NET ASSETS                          9%
YANKEE BONDS                                       3%
NON-AGENCY/CMO MORTGAGE SECURITIES                 2%

                             ALLEGHANY/CHICAGO TRUST
                               BOND FUND--CLASS N
                               GROWTH OF $10,000

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         LEHMAN BROTHERS      LIPPER INTERMEDIATE    ALLEGHANY/CHICAGO
       AGGREGATE BOND INDEX  INVESTMENT GRADE INDEX   TRUST BOND FUND
12-93         10000                 10000                  10000
10-94          9535                  9537                   9677
10-95         11026                 10885                  11117
10-96         11671                 11465                  11758
10-97         12709                 12388                  12797
10-98         13895                 13378                  13778
10-99         13969                 13416                  13919
10-00         14989                 14265                  14891

THIS CHART COMPARES A $10,000 INVESTMENT MADE IN CLASS N SHARES OF THE FUND ON ITS INCEPTION DATE TO $10,000 INVESTMENTS MADE IN THE INDICES (LEHMAN BROTHERS AGGREGATE BOND INDEX AND LIPPER INTERMEDIATE INVESTMENT GRADE INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM.

                            LEHMAN BROTHERS AGGREGATE
                               BOND INDEX RETURNS
                                10/31/99-10/31/00
---------------------------------------------------------
U.S. Government .............................       8.04%
Corporate ...................................       5.38%
High Yield ..................................      -1.61%
Mortgage-Backed .............................       7.57%
Asset-Backed ................................       7.10%
Emerging Markets ............................      17.65%

ALLEGHANY/CHICAGO TRUST BALANCED FUND

PERFORMANCE FOR THE YEAR ENDED OCTOBER 31, 2000
SUMMARY INFORMATION


                       ALLEGHANY/CHICAGO TRUST
                            BALANCED FUND
TOTAL RETURNS:
One Year ..............        14.82%
Three Year
   Average Annual .....        16.85%
Five Year
   Average Annual .....        17.57%
Average Annual
   Since Inception ....        17.40%
Inception Date ........       09/21/95

TOP TEN HOLDINGS
as of October 31, 2000
COMPANY AND % OF TOTAL NET ASSETS
Sysco Corp. ..................................   3.25%
EMC Corp. ....................................   2.91%
AES Corp. ....................................   2.36%
Federal Home Loan Mortgage Corp. .............   2.35%
American International Group, Inc. ...........   2.29%
Walgreen Co. .................................   2.27%
Harley-Davidson, Inc. ........................   2.27%
Cardinal Health, Inc. ........................   2.21%
Nokia Corp., SP ADR ..........................   2.21%
Intel Corp. ..................................   2.07%

ALLEGHANY/CHICAGO TRUST BALANCED FUND

PORTFOLIO MANAGERS COMMENTARY

                                         [PHOTO OMITTED - BERNARD F. MYSZKOWSKI]
                                           [PHOTO OMITTED - THOMAS J. MARTHALER]
                            Bernard F. Myszkowski, CFA  Thomas J. Marthaler, CFA

Q    How did the Fund perform during the
     fiscal year ended October 31, 2000?

A Alleghany/Chicago Trust Balanced Fund produced a total return of 14.82%, significantly outperforming its benchmark and peer group. The Fund's benchmark, a 60%/40% blend of the S&P (REGISTRATION MARK) 500 Index and the Lehman Brothers Aggregate Bond Index, returned 6.85% while the Fund's peer group, the Lipper Balanced Fund Index, returned 7.88%.

Q    How would you describe the investment
     environment?

A For most of the fiscal year, the U.S. economy grew at a blistering pace, putting upward pressure on interest rates. U.S. economic growth reached 7.3% during the fourth quarter of 1999 and 5.4% during the first quarter of 2000. Meanwhile, the Fed raised short-term interest rates from 5.25% to 6.50% in an effort to slow the economy. While this was occurring, the U.S. government, flush with a federal budget surplus, announced plans to retire Treasury debt, which exerted downward pressure on Treasury bond and note yields. By mid-summer, evidence of an economic slowdown took place, which reduced inflation expectations. Treasury bond prices stabilized as politicians promised to spend the surplus on new programs or a tax cut. However, disappointing corporate profits spooked the corporate bond market.

Q    Which bond sectors performed the
     best? Which performed the worst?

A U.S. Treasury bonds performed well for much of the period, as the federal government's buyback program buoyed prices. Mortgage-backed and asset-backed securities, which offer higher yields to compensate investors for refinancing risk, also performed well because there was relatively little refinancing activity during the year. However, investors shunned high-yield bonds because of fears over a slowing economy and its impact on corporate profits and the ability to repay debt. To a lesser extent, the same was true of investment-grade corporate bonds.

Q    What stock sectors performed the best?
     Which performed the worst?

A Among the best performers were energy, financial services and health care - energy because of rising oil prices, financial services due to easing interest rates and health care because of an improving pricing environment. Technology was strong during the first four months of the fiscal year, but sold off sharply as the year 2000 unfolded.

Q    What strategies did you employ as the
     fiscal year came to a close?

A Late in September, we exploited weakness in the U.S. Treasury sector to modestly add to our positions. We have kept our mortgage-backed securities position at about one-third of the fixed income portion of the portfolio. We're always on the lookout for value in intermediate corporate bonds, which continue to offer significant yield premiums over Treasury bonds. However, we have become more selective, especially in looking for long-term corporate bonds, recognizing their increased volatility in the near-term economic and political environment. During the quarter, we added shares of Home Depot, Inc. (1.0% of net assets), a stock that had been beaten up in previous months because of concerns about the retail sector. The company, which is the world's largest home improvement retailer, recently added high-end remodeling stores that should be very successful. As we approach year-end, we plan to continue to search for high-quality companies with strong revenue and earnings growth that make sense in all kinds of markets.


                                                                OCTOBER 31, 2000


                      PORTFOLIO ALLOCATION BY MARKET SECTOR

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMMON STOCKS                             62%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS    20%
CORPORATE NOTES AND BONDS                 12%
CASH AND OTHER NET ASSETS                  4%
YANKEE BONDS                               1%
NON-AGENCY/CMO MORTGAGE SECURITIES         1%

                             ALLEGHANY/CHICAGO TRUST
                                  BALANCED FUND
                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            40% LEHMAN BROTHERS
           AGGREGATE BOND INDEX/   LIPPER BALANCED    ALLEGHANY/CHICAGO
             60% S&P 500 INDEX       FUND INDEX      TRUST BALANCED FUND
09-95             10000                10000               10000
10-96             11625                11420               11847
10-97             14237                13715               14229
10-98             17368                15511               16862
10-99             20016                17458               19772
10-00             21387                18834               22701

THIS CHART COMPARES A $10,000 INVESTMENT MADE IN OF THE FUND ON ITS INCEPTION DATE TO $10,000 INVESTMENTS MADE IN THE INDICES (60% S&P 500 INDEX/40% LEHMAN BROTHERS AGGREGATE BOND INDEX AND LIPPER BALANCED FUND INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM.

ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND

PERFORMANCE FOR THE YEAR ENDED OCTOBER 31, 2000
SUMMARY INFORMATION


                             ALLEGHANY/CHICAGO TRUST
                               MUNICIPAL BOND FUND
TOTAL RETURNS:
One Year ...............            7.30%
Three Year
   Average Annual ......            3.82%
Five Year
   Average Annual ......            4.03%
Average Annual
   Since Inception .....            3.96%
Inception Date .........          12/13/93

TOP TEN HOLDINGS
as of October 31, 2000
COMPANY AND % OF TOTAL NET ASSETS
District of Columbia, Smithsonian Institute
   Series A, 5.375%, 11/01/2015 ..............   3.42%
Cartersville Developed Authority,
   Water & Wastewater Facilities Revenue
   Series A, 7.375%, 05/01/2009 ..............   3.05%
Indianapolis Public Improvement Revenue,
   Series B, 6.000% 01/10/20 .................   2.83%
Chicago Public Building
   Commerce Building Revenue
   5.750%, 12/01/2018 ........................   2.78%
Texas Municipal Power Agency Revenue,
   5.500%, 09/01/10, Series E ................   2.78%
Omaha Public Power District Electric Revenue,
   5.400%, 02/01/2008, Series C ..............   2.76%
Grand Forks Refunding and Improvement,
   5.000%, 12/01/2004, Series A ..............   2.74%
Evanston, G.O., Prerefunded 12/01/02,
   6.100%, 12/01/09 ..........................   2.73%
Phoenix Civic Improvement Corp., Water
   System Revenue, Junior Lien
   6.000%, 07/01/02 ..........................   2.71%
Pennsylvania Intergovernmental Cooperative
   Authority, Special Tax Revenue, City of
   Philadelphia Funding Program,
   6.000%, 06/15/02 ..........................   2.69%

ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND

PORTFOLIO MANAGER COMMENTARY

                                          [PHOTO OMITTED - DAWN DAGGY-MANGERSON]
                                                            Dawn Daggy-Mangerson

Q    How did the Fund perform during the
     fiscal year ended October 31, 2000?

A For the 12-month period, Alleghany/Chicago Trust Municipal Bond Fund provided a total return of 7.30%, outperforming the benchmark Lehman Brothers Municipal Five-Year General Obligation Bond Index, which returned 5.77%, while its peer group, the Lipper Intermediate Municipal Fund Index, returned 6.44%. For taxpayers in the top federal tax bracket, these results equate to a taxable equivalent of more than 10%. It is very difficult to find fixed-income securities offering such high returns unless credit quality is suspect. Yet municipal bond credit quality is extremely strong.

Q    How would you describe the investment
     environment?

A During the fiscal year, the Fed raised short-term interest rates four times. The impact of this Fed action was a slowing economy, easing inflation worries and causing long-term interest rates to moderate, thus providing a more positive environment for fixed-income securities of all types. According to the major municipal rating agencies, long-term credit stability of municipalities in general has improved significantly due to economic development and sound fiscal management. This has been achieved through the concerted efforts of municipal officials in broadening their tax base by attracting and retaining manufacturing, trade and service companies. Their efforts have produced better economic diversification and greater overall fiscal health. As a result of this improvement in government coffers, new municipal bond issuance has been spotty while retail demand is still relatively strong.

Q    What is your current strategy?

A We continue to look for opportunities in the municipal market to purchase high-quality, high-coupon, non-callable bonds. The Fund's average credit quality remains high at AA. It has not been beneficial to reduce credit quality because the marginal pickup in yield would not adequately compensate bondholders for the additional credit risk associated with lower rated securities. Focusing on high-coupon bonds allows the Fund to pay an attractive yield while providing a competitive total return. Purchasing non-callable bonds protects the portfolio against falling interest rates when the issuer would call bonds and refinance at lower rates.

Q    What is your outlook?

A The recent slowdown in the economy has improved the inflation picture, strengthening the case for municipal bonds, which currently offer an excellent tax-exempt return in the midst of strong retail demand. Over the next few months, we expect to see some seasonal selling prior to year-end, while demand surges in January as investors re-deploy interest payments as well as reinvest proceeds from maturing bonds. The shortage of supply during this time causes short-term yields to fall sharply. By staying fully invested, we hope to avoid purchasing bonds at low yields during this so-called "January effect".

                                                                OCTOBER 31, 2000

                      PORTFOLIO ALLOCATION BY MARKET SECTOR

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
AAA              49%
AA               30%
A                10%
BAA               7%
NOT RATED         4%

                             ALLEGHANY/CHICAGO TRUST
                               MUNICIPAL BOND FUND
                                GROWTH OF $10,000

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       LEHMAN BROTHERS FIVE-YEAR  ALLEGHANY/CHICAGO TRUST   LIPPER INTERMEDIATE
       GENERAL OBLIGATIONS INDEX    MUNICIPAL BOND FUND    MUNICIPAL FUNDS INDEX
12-93            10000                    10000                   10000
10-94             9838                     9808                    9808
10-95            10855                    10719                   10880
10-96            11368                    11103                   11369
10-97            12107                    11673                   12155
10-98            12897                    12393                   12983
10-99            13040                    12173                   12823
10-00            13792                    13062                   13649

THIS CHART COMPARES A $10,000 INVESTMENT MADE IN THE FUND ON ITS INCEPTION DATE TO $10,000 INVESTMENTS MADE IN THE INDICES (LEHMAN BROTHERS FIVE-YEAR GENERAL OBLIGATIONS BOND INDEX AND LIPPER INTERMEDIATE MUNICIPAL FUND INDEX) ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE FUND'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS AND ELSEWHERE IN THIS REPORT. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE. INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST IN THEM.

                       STATEMENT OF ADDITIONAL INFORMATION

                                 ALLEGHANY FUNDS
                             171 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                                 1-800-992-8151

         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Proxy Statement/Prospectus dated July 4, 2001 for the Special Meeting of Shareholders of ABN AMRO Funds to be held on Wednesday, August 24, 2001. Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to Alleghany Funds, P.O. Box 5164, Westborough, Massachusetts, 05181, or by calling toll-free 1-800-992-8151. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.


         Further information about the participating Alleghany Funds (the "Alleghany Funds") is contained in and incorporated by reference to Alleghany Funds' Statement of Additional Information dated March 1, 2001, as amended May 15, 2001. The audited financial statements and related independent auditor's report for the participating Alleghany Funds contained in the Annual Report(s) for the fiscal year ended October 31, 2000 are hereby incorporated herein by reference insofar as they relate to the Alleghany Funds. No other parts of the Annual Report are incorporated by reference herein. The unaudited financial statements for the participating Alleghany Funds contained in the Semi-Annual Report dated April 30, 2001 are hereby incorporated by reference insofar as they relate to the Alleghany Funds. The unaudited pro forma financial statements, attached hereto, are intended to present the financial condition and related results of operations of the participating Alleghany Funds as if the Reorganization had been consummated on October 31, 2000. The unaudited interim pro forms financial statements, attached hereto, are intended to present the financial condition and related results of operations of the participating Alleghany Funds as if the Reorganization had been consummated on April 30, 2001.

         Further information about the ABN AMRO Funds is contained in and incorporated by reference to the ABN AMRO Funds' Statement of Additional Information dated May 1, 2001. The audited financial statements and related independent accountant's report for the ABN AMRO Funds contained in the 2000 Annual Report to Shareholders for the fiscal year ended December 31, 2000, are incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.


         The date of this Statement of Additional Information is July 4, 2001.

                        ALLEGHANY/CHICAGO TRUST BOND FUND
                           ABN AMRO FIXED INCOME FUND
       PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                 APRIL 30, 2001





                                                               --------------------------------------------------------------------
                                                                 ALLEGHANY/
                                                                  CHICAGO         ABN AMRO                             PRO FORMA
                                                                 TRUST BOND     FIXED INCOME      PRO FORMA             COMBINED
                                                                    FUND            FUND         ADJUSTMENTS            (NOTE 1)
                                                               -------------------------------------------------------------------
ASSETS:
Investments:
    Investments at cost                                        $ 182,903,226   $ 191,587,498    $           -        $ 374,490,724
    Repurchase agreements                                          1,791,000       8,488,662                -           10,279,662
    Net unrealized appreciation                                    2,023,123       3,156,478                -            5,179,601
                                                               -------------------------------------------------------------------
        Total Investments at Value                               186,717,349     203,232,638                -          389,949,987

Cash                                                                       -       8,478,588                -            8,478,588
Receivables:
    Dividends and interest                                         2,692,827       2,668,272                -            5,361,099
    Fund shares sold                                                 688,581         217,000                -              905,581
    Investments sold                                                       -       1,731,541                -            1,731,541
Other assets                                                           4,172           4,524                -                8,696
                                                               ---------------------------------------------------   -------------
        Total Assets                                             190,102,929     216,332,563                -          406,435,492
                                                               ---------------------------------------------------   -------------
LIABILITIES:
Payables:
    Bank Overdraft                                                    40,957               -                -               40,957
    Dividend Distribution                                                  -         958,923                -              958,923
    Investments purchased                                                  -      15,187,121                -           15,187,121
    Fund shares redeemed                                             496,789               -                -              496,789
    Due to Adviser, net                                               51,715          79,771          (89,243) (a)          42,243
    Distribution Fee                                                   7,330              57          234,220  (a)         241,607
    Shareholder Service Fee                                                -              57             (304) (b)            (247)
    Trustees fees                                                      2,117             879           (2,374) (b)             622
Accrued expenses and other payables                                   26,697          39,322         (138,824) (b)         (72,805)
                                                               -------------------------------------------------------------------
        Total Liabilities                                            625,605      16,266,130            3,475           16,895,210
                                                               -------------------------------------------------------------------
NET ASSETS                                                     $ 189,477,324   $ 200,066,433    $      (3,475)       $ 389,540,282
                                                               ===================================================================

NET ASSETS CONSISTS OF:
    Capital paid-in                                            $ 189,522,589   $ 204,400,178    $           -        $ 393,922,767
    Accumulated undistributed net investment income (loss)           345,512         (63,871)          (3,475) (c)         278,166
    Accumulated net realized loss on investments sold             (2,413,900)     (7,426,352)               -           (9,840,252)
    Net unrealized appreciation on investments                     2,023,123       3,156,478                -            5,179,601
                                                               -------------------------------------------------------------------
        TOTAL NET ASSETS                                       $ 189,477,324   $ 200,066,433    $      (3,475)       $ 389,540,282
                                                               ===================================================================

ALLEGHANY CLASS N:
    Net Assets                                                 $ 131,388,601   $           -    $ 200,062,958 (d)    $ 331,451,559
    Shares of beneficial interest outstanding                     13,202,020               -       20,102,468 (d)       33,304,488
    Offering and redemption price per share
    (Net Assets/Shares Outstanding)                            $        9.95   $           -    $           -        $        9.95
                                                               ===================================================================

ALLEGHANY CLASS I:
    Net Assets                                                 $  58,088,723   $           -    $           -           58,088,723
    Shares of beneficial interest outstanding                      5,837,023               -                -            5,837,023
    Offering and redemption price per share
    (Net Assets/Shares Outstanding)                            $        9.95   $           -    $           -        $        9.95
                                                               ===================================================================

ABN AMRO COMMON CLASS:                                         $           -   $ 199,825,330    $(199,825,330) (e)   $           -
    Net Assets                                                             -      20,123,362      (20,123,362) (e)               -
    Shares of beneficial interest outstanding
    Offering and redemption price per share                    $           -   $        9.93    $           -        $           -
                                                               ===================================================================
    (Net Assets/Shares Outstanding)

ABN AMRO INVESTOR CLASS:
    Net Assets                                                 $           -   $     241,103    $    (241,103) (e)   $           -
    Shares of beneficial interest outstanding                              -          24,135          (24,135) (e)               -
    Offering and redemption price per share
    (Net Assets/Shares Outstanding)                            $           -   $        9.99    $           -        $           -
                                                               ===================================================================



(a) Reflects adjustment to the acquired fund contractual fee level.
(b) Reflects expected savings when the two funds become one.
(c) Reflects total expected change in net assets resulting from operating expense differences.
(d) Reflects net effect of combining existing ABN AMRO Fixed Income Fund into the Alleghany/Chicago Trust Bond Fund.
(e) Reflects exchange of ABN AMRO Fixed Income Common and Investor Share Classes into Alleghany/Chicago Trust Bond N Share Class.







                  See Notes to Pro Forma Financial Statements

                       ALLEGHANY/CHICAGO TRUST BOND FUND
                           ABN AMRO FIXED INCOME FUND
      PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                October 31, 2000







                                                             --------------------------------------------------------------------
                                                                 ALLEGHANY/
                                                                  CHICAGO         ABN AMRO                             PRO FORMA
                                                                 TRUST BOND     FIXED INCOME      PRO FORMA             COMBINED
                                                                    FUND            FUND         ADJUSTMENTS            (NOTE 1)
                                                             --------------------------------------------------------------------
ASSETS:
Investments:
    Investments at cost                                      $ 142,236,192   $ 181,188,822    $            -      $ 323,425,014
    Repurchase agreements                                       11,617,000       3,759,011                 -         15,376,011
    Net unrealized depreciation                                 (1,633,116)       (207,346)                -         (1,840,462)
                                                             -------------------------------------------------------------------
        Total Investments at Value                             152,220,076     184,740,487                 -        336,960,563

Cash                                                                94,589               -           (94,589)                 -
Receivables:
    Dividends and interest                                       2,066,506       2,418,062                 -          4,484,568
    Fund shares sold                                               372,882               -                 -            372,882
    Investments sold                                                     -               -                 -                  -
Other assets                                                         1,261           3,917                 -              5,178
                                                             ------------------------------------------------     --------------
        Total Assets                                           154,755,314     187,162,466        (94,589.00)       341,823,191
                                                             ------------------------------------------------     --------------

LIABILITIES:
Payables:
    Bank Overdraft                                                       -         425,121           (94,589)           330,532
    Dividend Distribution                                                -         960,887                 -            960,887
    Investments purchased                                          142,835               -                 -            142,835
    Fund shares redeemed                                           149,018               -                 -            149,018
    Due to Adviser, net                                             42,728          79,000          (175,629) (a)       (53,901)
    Distribution Fee                                                 1,434              51           454,639  (a)       456,124
    Shareholder Service Fee                                              -              51              (734) (b)          (683)
    Trustees fees                                                    1,739              47               (27) (b)         1,759
Accrued expenses and other payables                                 25,047          38,981          (262,725) (b)      (198,697)
                                                             -------------------------------------------------------------------
        Total Liabilities                                          362,801       1,504,138           (79,065)         1,787,874
                                                             -------------------------------------------------------------------
NET ASSETS                                                   $ 154,392,513   $ 185,658,328    $      (15,524)     $ 340,035,317
                                                             ===================================================================

NET ASSETS CONSISTS OF:
    Capital paid-in                                          $ 157,955,053   $ 194,356,822    $            -      $ 352,311,875
    Accumulated undistributed net investment income loss           547,324         (51,992)          (15,524) (c)       479,808
    Accumulated net realized gain loss on investments sold      (2,476,748)     (8,439,156)                -        (10,915,904)
    Net unrealized depreciation on investments                  (1,633,116)       (207,346)                -         (1,840,462)
                                                             -------------------------------------------------------------------
          TOTAL NET ASSETS                                   $ 154,392,513   $ 185,658,328    $      (15,524)     $ 340,035,317
                                                             ===================================================================

ALLEGHANY CLASS N:
    Net Assets                                               $ 104,960,213   $           -    $  185,642,804  (d) $ 290,603,017
    Shares of beneficial interest outstanding                   10,790,243               -        19,084,848  (d)    29,875,091
    Offering and redemption price per share
    (Net Assets/Shares Outstanding)                          $        9.73   $           -    $            -      $        9.73
                                                             ===================================================================


ALLEGHANY CLASS I:
    Net Assets                                               $  49,432,300   $           -    $            -         49,432,300
    Shares of beneficial interest outstanding                    5,081,420               -                 -          5,081,420
    Offering and redemption price per share
    (Net Assets/Shares Outstanding)                          $        9.73   $           -    $            -      $        9.73
                                                             ===================================================================

ABN AMRO COMMON CLASS:                                       $           -   $ 185,416,099    $ (185,416,099) (e) $           -
    Net Assets                                                           -      19,118,357       (19,118,357) (e)             -
    Shares of beneficial interest outstanding
    Offering and redemption price per share                  $           -   $        9.70    $            -      $           -
                                                             ===================================================================
    (Net Assets/Shares Outstanding)

ABN AMRO INVESTOR CLASS:
    Net Assets                                               $           -   $     242,229    $     (242,229) (e) $           -
    Shares of beneficial interest outstanding                            -          24,832           (24,832) (e)             -
    Offering and redemption price per share
    (Net Assets/Shares Outstanding)                          $           -   $        9.75    $            -      $           -
                                                             ===================================================================




(a) Reflects adjustment to the acquired fund contractual fee level.
(b) Reflects expected savings when the two funds become one.
(c) Reflects total expected change in net assets resulting from operating expense differences.
(d) Reflects net effect of combining existing ABN AMRO Fixed Income Fund into the Alleghany/Chicago Trust Bond Fund.
(e) Reflects exchange of ABN AMRO Fixed Income Common and Investor Share Classes into Alleghany/Chicago Trust Bond N Share Class.





                  See Notes to Pro Forma Financial Statements

                        ALLEGHANY/CHICAGO TRUST BOND FUND
                           ABN AMRO FIXED INCOME FUND
             PRO FORMA COMBINING STATEMENT OF OPERATIONS (UNAUDITED)
                    FOR THE SIX MONTHS ENDED APRIL 30, 2001




                                                               ------------------------------------------------------------
                                                                 ALLEGHANY/    ABN AMRO                         PRO FORMA
                                                               CHICAGO TRUST FIXED INCOME    PRO FORMA           COMBINED
                                                                 BOND FUND       FUND       ADJUSTMENTS          (NOTE 1)
                                                               ------------------------------------------------------------
Investment Income:
        Dividend Income                                        $     80,221  $           -  $       -          $    80,221
        Interest Income                                           6,190,798      6,218,273          -           12,409,071
                                                               ------------------------------------------------------------
              Total Investment Income                             6,271,019      6,218,273          -           12,489,292
                                                               ------------------------------------------------------------
Expenses:
        Investment advisory fees                                    473,528        562,341    (46,391) (a)         989,478
        Distribution expenses                                       149,577            304    234,220  (a)         384,101
        Transfer agent fees                                          48,595         12,339    (16,667) (b)          44,267
        Administration fees                                          46,872        162,890   (119,809) (a)          89,953
        Registration fees                                             7,294         11,723      2,983  (c)          22,000
        Custodian fees                                                9,540          7,698     (7,812) (b)           9,426
        Professional fees                                             9,793          9,084     (4,873) (b)          14,004
        Reports to shareholder expense                                3,873         11,799      3,892  (c)          19,564
        Trustees fees                                                 5,626          2,125     (2,374) (b)           5,377
        Other expenses                                                  667          3,821      3,462  (c)           7,950
        Shareholder Service fees                                          -            304       (304) (b)               -
                                                               ------------------------------------------------------------
              Total Expenses Before Waivers/Reimbursements          755,365        784,428     46,327            1,586,120
        Fund Level Waivers/Reimbursement                           (183,909)       (93,723)   (42,852) (d)        (320,484)
                                                               ------------------------------------------------------------
              Net operating expenses                                571,456        690,705      3,475  (d)       1,265,636
        Bank Charges                                                    639              -          -                  639
                                                               ------------------------------------------------------------
                 Net Expenses                                       572,095        690,705      3,475            1,266,275
                                                               ------------------------------------------------------------

Net Investment Income                                             5,698,924      5,527,568     (3,475)          11,223,017
                                                               ------------------------------------------------------------

Net Realized Gain on Investments                                     62,848      1,115,395          -            1,178,243
Net Change in Unrealized Appreciation on Investments              3,656,239      3,363,824          -            7,020,063
                                                               ------------------------------------------------------------

Net Realized and Unrealized Gain on Investments                   3,719,087      4,479,219          -            8,198,306
                                                               ------------------------------------------------------------

Net Increase in Net Assets Resulting from Operations            $ 9,418,011  $  10,006,787  $  (3,475)         $19,421,323
                                                               ============================================================


(a) Reflects adjustment to the acquired fund contractual fee level.
(b) Reflects expected savings when the two funds become one.
(c) Reflects expected increase when the two funds become one.
(d) Reflects adjustment to the acquired fund's contractual expense limitation.





See Notes to Pro Forma Financial Statements

                        ALLEGHANY/CHICAGO TRUST BOND FUND
                           ABN AMRO FIXED INCOME FUND
             PRO FORMA COMBINING STATEMENT OF OPERATIONS (UNAUDITED)
                      FOR THE YEAR ENDED OCTOBER 31, 2000



                                                               --------------------------------------------------------------
                                                                 ALLEGHANY/      ABN AMRO                         PRO FORMA
                                                               CHICAGO TRUST   FIXED INCOME    PRO FORMA           COMBINED
                                                                 BOND FUND         FUND       ADJUSTMENTS          (NOTE 1)
                                                               --------------------------------------------------------------
Investment Income:
        Interest Income                                        $ 10,505,021    $ 12,457,920   $       -         $22,962,941
                                                               -------------------------------------------------------------
              Total Investment Income                            10,505,021      12,457,920           -          22,962,941
                                                               -------------------------------------------------------------



Expenses:
        Investment advisory fees                                    773,197       1,093,733     (91,914) (a)      1,775,016
        Distribution expenses                                       319,737             734     454,639  (a)        775,110
        Transfer agent fees                                          33,188          30,505         258  (c)         63,951
        Administration fees                                          85,456         320,198    (233,453) (a)        172,201
        Registration fees                                            22,425          19,410      (8,585) (b)         33,250
        Custodian fees                                               19,448          13,129      (9,709) (b)         22,868
        Professional fees                                            20,102          21,819     (15,025) (b)         26,896
        Reports to shareholder expense                               12,030          16,406       4,779  (c)         33,215
        Trustees fees                                                 5,160           4,426         (27) (b)          9,559
        Other expenses                                                8,956          14,715        (990) (b)         22,681
        Shareholder Service fees                                          -             734        (734) (b)              -
                                                               -------------------------------------------------------------
              Total Expenses Before Waivers/Reimbursements        1,299,699       1,535,809      99,239           2,934,747
Less Waiver/Reimbursements
        Fund Level Waivers/Reimbursement                           (267,750)       (227,352)    (83,715) (d)       (578,817)
                                                               -------------------------------------------------------------
                   Total Waivers/reimbursements                    (267,750)       (227,352)    (83,715) (d)       (578,817)

        Net Expenses                                              1,031,949       1,308,457      15,524           2,355,930
                                                               -------------------------------------------------------------

Net Investment Income                                             9,473,072      11,149,463     (15,524)         20,607,011
                                                               -------------------------------------------------------------

Net Realized Loss on Investments                                 (2,022,183)     (3,830,705)          -          (5,852,888)
Net Change in Unrealized Appreciation on Investments              2,276,122       3,340,191           -           5,616,313
                                                               -------------------------------------------------------------

Net Realized and Unrealized Gain (Loss) on Investments              253,939        (490,514)          -            (236,575)
                                                               -------------------------------------------------------------

Net Increase in Net Assets Resulting from Operations           $  9,727,011    $ 10,658,949   $ (15,524)        $20,370,436
                                                               =============================================================





(a) Reflects adjustment to the acquired fund contractual fee level.
(b) Reflects expected savings when the two funds become one.
(c) Reflects expected increase when the two funds become one.
(d) Reflects adjustment to the acquired fund's contractual expense limitation.



                  See Notes to Pro Forma Financial Statements

                        ALLEGHANY/CHICAGO TRUST BOND FUND
                           ABN AMRO FIXED INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 2001



             PAR VALUE               DESCRIPTION                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/  ABN AMRO                                                            ALLEGHANY/    ABN AMRO
 CHICAGO     FIXED                                                                CHICAGO       FIXED       PRO
TRUST BOND  INCOME       PRO FORMA                                              TRUST BOND     INCOME      FORMA       PRO FORMA
  FUND       FUND        COMBINED                                                  FUND         FUND     ADJUSTMENT    COMBINED
---------------------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 51.68%
                                     FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.78%
$        -   $ 1,000,000 $ 1,000,000 5.000%, 01/15/04                           $         -  $ 1,001,205       $ -    $ 1,001,205
   823,235             -     823,235 6.500%, 01/01/11, Gold Pool # E00413           831,467            -         -        831,467
         -     5,171,792   5,171,792 7.000%, 01/01/15, Pool # E79764                      -    5,286,001         -      5,286,001
         -     2,200,000   2,200,000 6.500%, 05/15/24, REMIC, CMO,
                                       Series 2149, Class TF                              -    2,215,862         -      2,215,862
         -     2,850,000   2,850,000 6.750%, 09/15/29                                     -    2,927,249         -      2,927,249
 2,647,388             -   2,647,388 7.500%, 11/01/29, Gold Pool # C32468         2,706,954            -         -      2,706,954
         -     4,769,521   4,769,521 7.500%, 09/01/30, Pool # C41497                      -    4,874,946         -      4,874,946
 2,747,650             -   2,747,650 6.000%, 03/01/31, Gold Pool # C48593         2,656,634            -         -      2,656,634
                                                                                -------------------------------------------------
         -                                                                        6,195,055   16,305,263         -     22,500,318
                                                                                -------------------------------------------------
         -
         -                           FEDERAL NATIONAL MORTGAGE ASSOCIATION - 19.36%
         -     2,200,000   2,200,000 5.625%, 05/14/04                                     -    2,234,547         -      2,234,547
         -     4,700,000   4,700,000 7.000%, 07/15/05                                     -    4,988,119         -      4,988,119
         -     1,500,000   1,500,000 6.000%, 05/15/08, Pool # 781187                      -    1,516,745         -      1,516,745
         -     1,635,000   1,635,000 6.180%, 02/19/09, MTN                                -    1,618,143         -      1,618,143
 1,248,437             -   1,248,437 7.000%, 01/01/13, Pool # 313966              1,274,576            -         -      1,274,576
   967,500             -     967,500 7.000%, 03/01/13, Pool # 251572                987,757            -         -        987,757
 2,202,795             -   2,202,795 6.000%, 06/01/13, Pool # 429584              2,185,586            -         -      2,185,586
   909,014             -     909,014 7.500%, 07/01/23, Pool # 226065                928,615            -         -        928,615
 2,947,280             -   2,947,280 7.000%, 05/01/26, Pool # 303884              2,971,226            -         -      2,971,226
         -     4,564,547   4,564,547 6.500%, 05/01/28, Pool # 436779                      -    4,516,811         -      4,516,811
 1,650,245             -   1,650,245 6.500%, 09/01/28, Pool # 430877              1,633,742            -         -      1,633,742
 2,596,712             -   2,596,712 6.500%, 10/01/28, Pool # 442329              2,570,744            -         -      2,570,744
 4,395,918             -   4,395,918 6.000%, 12/01/28, Pool # 535126              4,246,182            -         -      4,246,182
         -     2,112,311   2,112,311 7.000%, 02/01/29, Pool # 323542                      -    2,129,473         -      2,129,473
         -     3,264,372   3,264,372 7.000%, 03/01/29, Pool # 323657                      -    3,290,895         -      3,290,895
 2,463,363             -   2,463,363 6.000%, 05/01/29, Pool # 323715              2,379,454            -         -      2,379,454
 1,591,582             -   1,591,582 6.500%, 06/01/29, Pool # 501319              1,575,666            -         -      1,575,666
         -     6,961,122   6,961,122 6.500%, 06/01/29, Pool # 504545                      -    6,888,322         -      6,888,322
 1,637,151             -   1,637,151 6.500%, 07/01/29, Pool # 503280              1,620,780            -         -      1,620,780
         -     2,883,189   2,883,189 6.500%, 08/01/29, Pool # 252645                      -    2,853,036         -      2,853,036
 2,215,885             -   2,215,885 7.500%, 11/01/29, Pool # 252874              2,263,665            -         -      2,263,665
 2,715,040             -   2,715,040 7.500%, 12/01/29, Pool # 252925              2,773,583            -         -      2,773,583
 3,668,772             -   3,668,772 7.500%, 02/01/30, Pool # 529028              3,747,880            -         -      3,747,880
         -     4,290,050   4,290,050 8.000%, 02/01/30, Pool # 535148                      -    4,437,787         -      4,437,787
         -     3,464,849   3,464,849 7.000%, 05/01/30, Pool # 535308                      -    3,493,001         -      3,493,001
         -     1,248,688   1,248,688 7.500%, 09/01/30, Pool # 549826                      -    1,275,300         -      1,275,300
         -     4,900,000   4,900,000 7.500%, 04/01/31, TBA                                -    5,004,429         -      5,004,429
                                                                                -------------------------------------------------
                                                                                 31,159,456   44,246,608         -     75,406,064
                                                                                -------------------------------------------------

                                     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 9.00%
   767,804             -     767,804 7.000%, 10/15/23, Pool # 345894                776,921            -         -        776,921
         -     2,129,165   2,129,165 7.000%, 12/15/23, Pool # 366646                      -    2,153,561         -      2,153,561
   989,410             -     989,410 6.500%, 03/15/26, Pool # 422527                981,989            -         -        981,989
   891,053             -     891,053 7.000%, 06/15/27, Pool # 780584                900,521            -         -        900,521
 1,405,816             -   1,405,816 6.500%, 09/20/27, Pool # 002482              1,388,683            -         -      1,388,683
   786,240             -     786,240 7.500%, 07/15/28, Pool # 464709                805,650            -         -        805,650
 4,594,731             -   4,594,731 7.000%, 09/15/28, Pool # 458926              4,649,293            -         -      4,649,293
 1,977,428             -   1,977,428 6.000%, 01/15/29, Pool # 457858              1,924,285            -         -      1,924,285
 1,700,235             -   1,700,235 7.000%, 03/15/29, Pool # 505567              1,720,426            -         -      1,720,426
         -     2,579,985   2,579,985 7.000%, 05/15/29, Pool # 487221                      -    2,609,546         -      2,609,546
         -     6,379,664   6,379,664 7.000%, 01/20/30, Pool # 002866                      -    6,426,848         -      6,426,848
         -     5,980,100   5,980,100 8.000%, 06/15/30, TBA                                -    6,179,064         -      6,179,064
 4,500,000             -   4,500,000 7.000%, 03/15/31, Pool # 547577              4,553,438            -         -      4,553,438
                                                                                -------------------------------------------------
                                                                                 17,701,206   17,369,019         -     35,070,225
                                                                                -------------------------------------------------

                                     U.S. TREASURY BONDS - 7.92%
         -    11,250,000  11,250,000 7.250%, 05/15/16                                     -   12,863,677         -     12,863,677
 3,250,000             -   3,250,000 7.125%, 02/15/23                             3,723,119            -         -      3,723,119
 3,700,000             -   3,700,000 6.250%, 08/15/23                             3,847,260            -         -      3,847,260
 4,350,000             -   4,350,000 6.000%, 02/15/26                             4,395,875            -         -      4,395,875
         -     5,700,000   5,700,000 6.250%, 05/15/30                                     -    6,012,611         -      6,012,611
                                                                                -------------------------------------------------
                                                                                 11,966,254   18,876,288         -     30,842,542
                                                                                -------------------------------------------------

                                     U.S. TREASURY INFLATION INDEX NOTES - 2.77%
 6,902,595             -   6,902,595 3.625%, 07/15/02                             7,036,340            -         -      7,036,340
 3,710,259             -   3,710,259 3.375%, 01/15/07                             3,772,873            -         -      3,772,873
                                                                                -------------------------------------------------
                                                                                 10,809,213            -         -     10,809,213
                                                                                -------------------------------------------------

                                     U.S. TREASURY NOTES - 6.85%
 5,000,000             -   5,000,000 5.875%, 11/15/04                             5,181,230            -         -      5,181,230
         -     2,500,000   2,500,000 6.750%, 05/15/05                                     -    2,672,747         -      2,672,747
         -     7,500,000   7,500,000 7.000%, 07/15/06                                     -    8,176,890         -      8,176,890
 6,000,000             -   6,000,000 6.125%, 08/15/07                             6,316,878            -         -      6,316,878
         -     4,250,000   4,250,000 5.750%, 08/15/10                                     -    4,356,871         -      4,356,871
                                                                                -------------------------------------------------
                                                                                 11,498,108   15,206,508         -     26,704,616
                                                                                -------------------------------------------------
                                     TOTAL U.S. GOVERNMENT AND
                                       AGENCY OBLIGATIONS                        89,329,292  112,003,686         -    201,332,978
                                     (Cost $88,454,117, $109,418,688            -------------------------------------------------
                                       and $197,872,805)





                  See Notes to Pro Forma Financial Statements

                        ALLEGHANY/CHICAGO TRUST BOND FUND
                           ABN AMRO FIXED INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 2001




             PAR VALUE               DESCRIPTION                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/    ABN AMRO                                                          ALLEGHANY/    ABN AMRO
 CHICAGO        FIXED                                                             CHICAGO       FIXED       PRO
TRUST BOND     INCOME    PRO FORMA                                              TRUST BOND     INCOME      FORMA       PRO FORMA
   FUND         FUND     COMBINED                                                  FUND         FUND     ADJUSTMENT    COMBINED
---------------------------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS AND NOTES - 38.24%
                                     BASIC MATERIALS - 1.46%
$        -   $ 1,325,000 $ 1,325,000 Dow Chemical, Debentures
                                     7.375%, 11/01/29                           $        -   $ 1,356,204 $       -   $ 1,356,204
 2,775,000     2,000,000   4,775,000 IMC Global, Inc.
                                     7.625%, 11/01/05                            2,519,264     1,814,024         -     4,333,288
                                                                                ------------------------------------------------
                                                                                 2,519,264     3,170,228         -     5,689,492
                                                                                ------------------------------------------------

                                     CABLE TELEVISION - 0.98%
 2,000,000             -   2,000,000 CSC Holdings, Inc., Senior Notes
                                     7.875%, 12/15/07                            2,020,598             -         -     2,020,598
 1,850,000             -   1,850,000 CSC Holdings, Inc., Senior Notes
                                     7.250%, 07/15/08                            1,799,434             -         -     1,799,434
                                                                                ------------------------------------------------
                                                                                 3,820,032             -         -     3,820,032
                                                                                ------------------------------------------------

                                     COMMERCIAL SERVICES - 1.42%
 2,625,000     1,000,000   3,625,000 Cendant Corp., Subordinated Debentures,
                                     Convertible (A)
                                     3.000%, 02/15/02                            2,575,781       976,250         -     3,552,031
 1,425,000     2,000,000   3,425,000 Comdisco, Inc.
                                     5.950%, 04/30/02                              833,625     1,160,000         -     1,993,625
                                                                                ------------------------------------------------
                                                                                 3,409,406     2,136,250         -     5,545,656
                                                                                ------------------------------------------------

                                     COMMUNICATIONS SERVICES - 2.08%
         -     2,055,000   2,055,000 360 Communications, Senior Notes
                                     7.125%, 03/01/03                                    -     2,107,226         -     2,107,226
         -     2,450,000   2,450,000 Jones Intercable, Senior Notes
                                     9.625%, 03/15/02                                    -     2,532,685         -     2,532,685
         -     1,500,000   1,500,000 Viacom, Senior Debentures
                                     7.875%, 07/30/30                                    -     1,570,567         -     1,570,567
         -     1,900,000   1,900,000 WorldCom, Senior Notes
                                     6.250%, 08/15/03                                    -     1,889,400         -     1,889,400
                                                                                ------------------------------------------------
                                                                                         -     8,099,878         -     8,099,878
                                                                                ------------------------------------------------

                                     CONSUMER CYCLICALS - 2.74%
         -     2,150,000   2,150,000 Federated Department Stores,
                                     Senior Notes
                                     8.125%, 10/15/02                                    -     2,227,520         -     2,227,520
         -     2,600,000   2,600,000 Ford Motor Co.
                                     7.450%, 07/16/31                                    -     2,532,663         -     2,532,663
 2,375,000                 2,375,000 Kmart Corp., Debentures
                                     7.950%, 02/01/23                            1,991,012             -         -     1,991,012
         -     3,790,000   3,790,000 Wal-Mart Stores, Senior Notes
                                     6.875%, 08/10/09                                    -     3,936,264         -     3,936,264
                                                                                ------------------------------------------------
                                                                                 1,991,012     8,696,447         -    10,687,459
                                                                                ------------------------------------------------

                                     ENERGY - 1.94%
 1,655,000             -   1,655,000 CMS Energy Corp., Senior Notes
                                     7.625%, 11/15/04                            1,623,681             -         -     1,623,681
 1,500,000             -   1,500,000 CMS Energy Corp., Senior Notes,
                                     Series B
                                     6.750%, 01/15/04                            1,446,333             -         -     1,446,333
         -     2,000,000   2,000,000 Conoco, Inc., Senior Notes
                                     5.900%, 04/15/04                                    -     2,029,306         -     2,029,306
 2,500,000                 2,500,000 Conoco, Inc., Senior Notes
                                     6.950%, 04/15/29                            2,442,350             -         -     2,442,350
                                                                                ------------------------------------------------
                                                                                 5,512,364     2,029,306         -     7,541,670
                                                                                ------------------------------------------------

                                     FINANCE - 18.15%
 2,500,000             -   2,500,000 Advanta Corp., MTN
                                     7.000%, 05/01/01                            2,500,000             -         -     2,500,000
         -     1,450,000   1,450,000 Bank One Corp.
                                     6.500%, 02/01/06                                    -     1,473,577         -     1,473,577
 1,700,000             -   1,700,000 Chelsea GCA Realty Partnership, REIT
                                     7.250%, 10/21/07                            1,660,062             -         -     1,660,062
         -     2,350,000   2,350,000 CIT Group Holdings
                                     7.500%, 11/14/03                                    -     2,445,149         -     2,445,149
         -     3,800,000   3,800,000 Citigroup, Subordinated Notes
                                     7.250%, 10/01/10                                    -     3,948,831         -     3,948,831
 1,000,000             -   1,000,000 Continental Corp. (The)
                                     7.250%, 03/01/03                            1,005,436             -         -     1,005,436
 1,350,000             -   1,350,000 DVI, Inc., Senior Notes
                                     9.875%, 02/01/04                            1,209,938             -         -     1,209,938
 1,500,000             -   1,500,000 EOP Operating L.P.
                                     8.375%, 03/15/06                            1,601,918             -         -     1,601,918
 2,500,000     2,000,000   4,500,000 Federal Home Loan Bank, Series PX02
                                     6.000%, 08/15/02                            2,549,075     2,038,630         -     4,587,705
 2,700,000             -   2,700,000 Federal Home Loan Bank, Series TD06
                                     6.500%, 11/15/06                            2,829,052             -         -     2,829,052
 3,300,000             -   3,300,000 Federal Home Loan Mortgage Corp.
                                     7.000%, 07/15/05                            3,505,484             -         -     3,505,484
 2,500,000             -   2,500,000 Federal Home Loan
                                     Mortgage Corp., Debentures
                                     5.850%, 02/21/06                            2,546,867             -         -     2,546,867
 5,500,000             -   5,500,000 Federal National Mortgage Association
                                     5.250%, 01/15/09                            5,294,850             -         -     5,294,850




                  See Notes to Pro Forma Financial Statements

                        ALLEGHANY/CHICAGO TRUST BOND FUND
                           ABN AMRO FIXED INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 2001




             PAR VALUE               DESCRIPTION                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/    ABN AMRO                                                          ALLEGHANY/     ABN AMRO
 CHICAGO        FIXED                                                             CHICAGO       FIXED         PRO
TRUST BOND     INCOME    PRO FORMA                                              TRUST BOND      INCOME       FORMA      PRO FORMA
   FUND         FUND     COMBINED                                                  FUND          FUND      ADJUSTMENT    COMBINED
---------------------------------------------------------------------------------------------------------------------------------
                                  FINANCE (CONTINUED)
$3,000,000 $        - $ 3,000,000 Ford Motor Credit Co., Inc.
                                  7.500%, 03/15/05                              $3,121,986   $          -   $     -   $ 3,121,986
 3,285,000  3,600,000   6,885,000 General Motors Acceptance Corp.
                                  7.500%, 07/15/05                               3,421,285      3,745,998         -     7,167,283
         -  3,700,000   3,700,000 Household Finance Corp.
                                  8.000%, 05/09/05                                       -      3,944,563         -     3,944,563
 2,250,000          -   2,250,000 Household Finance Corp.
                                  7.875%, 03/01/07                               2,408,976              -         -     2,408,976
 1,145,000          -   1,145,000 HSBC America Capital Trust I (A)
                                  7.808%, 12/15/26                               1,082,530              -         -     1,082,530
 2,800,000          -   2,800,000 HSBC America Capital Trust II (A)
                                  8.380%, 05/15/27                               2,816,136              -         -     2,816,136
 1,500,000          -   1,500,000 Metropolitan Life Insurance Co. (A)
                                  6.300%, 11/01/03                               1,521,480              -         -     1,521,480
         -  3,795,000   3,795,000 National Rural Utilities
                                  Cooperative Finance
                                  5.300%, 09/25/03                                       -      3,799,744         -     3,799,744
 2,000,000          -   2,000,000 Pacific Mutual Life Insurance Co. (A)
                                  7.900%, 12/30/23                               1,963,528              -         -     1,963,528
 1,500,000          -   1,500,000 Prudential Insurance Co. of America (A)
                                  8.300%, 07/01/25                               1,551,623              -         -     1,551,623
         -    950,000     950,000 Spieker Properties LP, REIT
                                  7.250%, 05/01/09                                       -        949,378         -       949,378
         -  1,900,000   1,900,000 Spieker Properties LP, REIT
                                  7.650%, 12/15/10                                       -      1,946,826         -     1,946,826
         -  3,700,000   3,700,000 Wells Fargo
                                  6.625%, 07/15/04                                       -      3,812,724         -     3,812,724
                                                                                -------------------------------------------------
                                                                                42,590,226     28,105,420         -    70,695,646
                                                                                -------------------------------------------------

                                  FOOD AND BEVERAGES - 0.93%
         -  1,350,000   1,350,000 Albertson's Inc., Senior Notes
                                  6.950%, 08/01/09                                       -      1,324,893         -     1,324,893
 2,250,000          -   2,250,000 Nabisco, Inc.
                                  6.850%, 06/15/05                               2,287,922              -         -     2,287,922
                                                                                -------------------------------------------------
                                                                                 2,287,922      1,324,893         -     3,612,815
                                                                                -------------------------------------------------

                                  HEALTH CARE SERVICES - 2.73%
 2,276,000          -   2,276,000 Columbia/HCA Healthcare Corp., MTN
                                  8.850%, 01/01/07                               2,448,380              -         -     2,448,380
 1,375,000          -   1,375,000 HEALTHSOUTH Corp.
                                  3.250%, 04/01/03                               1,266,719              -         -     1,266,719
 2,000,000          -   2,000,000 HEALTHSOUTH Corp., Senior Notes
                                  6.875%, 06/15/05                               1,927,194              -         -     1,927,194
 3,000,000          -   3,000,000 Omnicare, Inc.
                                  5.000%, 12/01/07                               2,666,250              -         -     2,666,250
 2,500,000          -   2,500,000 Tenet Healthcare Corp., Subordinated Notes
                                  6.000%, 12/01/05                               2,315,625              -         -     2,315,625
                                                                                -------------------------------------------------
                                                                                10,624,168              -         -    10,624,168
                                                                                -------------------------------------------------

                                  METALS AND MINING - 0.17%
 1,370,000          -   1,370,000 Lukens, Inc.
                                  7.625%, 08/01/04                                 659,956              -         -       659,956
                                                                                -------------------------------------------------

                                  PRINTING AND PUBLISHING - 0.60%
 2,000,000          -   2,000,000 News America Holdings, Inc.,
                                  Senior Debentures
                                  7.750%, 01/20/24                               1,864,864              -         -     1,864,864
   500,000          -     500,000 News America Holdings, Inc.,
                                  Senior Debentures
                                  7.750%, 02/01/24                                 466,183              -         -       466,183
                                                                                -------------------------------------------------
                                                                                 2,331,047              -         -     2,331,047
                                                                                -------------------------------------------------

                                  TECHNOLOGY - 0.84%
         -  3,245,000   3,245,000 International Business Machines, MTN
                                  5.625%, 04/12/04                                       -      3,273,760         -     3,273,760
                                                                                -------------------------------------------------

                                  TELECOMMUNICATIONS - 0.45%
 1,900,000          -   1,900,000 AT&T Corp.
                                  6.000%, 03/15/09                               1,765,799              -         -     1,765,799
                                                                                -------------------------------------------------

                                  TRANSPORTATION - 0.37%
 1,428,812          -   1,428,812 American Airlines, Inc., Series 1999-1
                                  6.855%, 04/15/09                               1,463,347              -         -     1,463,347
                                                                                -------------------------------------------------



                  See Notes to Pro Forma Financial Statements

                        ALLEGHANY/CHICAGO TRUST BOND FUND
                           ABN AMRO FIXED INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 2001




             PAR VALUE               DESCRIPTION                                                     MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/ ABN AMRO                                                             ALLEGHANY/      ABN AMRO
 CHICAGO     FIXED                                                                CHICAGO         FIXED        PRO
TRUST BOND  INCOME       PRO FORMA                                              TRUST BOND       INCOME       FORMA      PRO FORMA
   FUND      FUND        COMBINED                                                  FUND           FUND      ADJUSTMENT   COMBINED
-----------------------------------------------------------------------------------------------------------------------------------

                                     UTILITIES - 2.68%
$1,750,000   $        -  $ 1,750,000 Gulf States Utilities,
                                     First Mortgage, Series A
                                     8.250%, 04/01/04                             $ 1,834,082 $           -  $      -   $ 1,834,082
         -    2,570,000    2,570,000 Long Island Lighting, Debentures
                                     8.200%, 03/15/23                                       -     2,546,359         -     2,546,359
 1,750,000            -    1,750,000 Mirant Corp., Series A
                                     8.625%, 06/30/12                               1,811,077             -         -     1,811,077
         -    1,650,000    1,650,000 Niagara Mohawk Power Corp.,
                                     Series G, Senior Notes
                                     7.750%, 10/01/08                                       -     1,683,832         -     1,683,832
 3,000,000            -    3,000,000 Niagara Mohawk Power Corp.,
                                     Series H, Senior Notes, Step Coupon
                                     8.500%, 07/01/10                               2,550,000             -         -     2,550,000
                                                                                ---------------------------------------------------
                                                                                    6,195,159     4,230,191         -    10,425,350
                                                                                ---------------------------------------------------

                                     WASTE DISPOSAL - 0.70%
         -    1,450,000    1,450,000 Republic Services, Inc.
                                     7.125%, 05/15/09                                       -     1,417,888         -     1,417,888
 1,330,000            -    1,330,000 Waste Management, Inc.,
                                     Subordinated Notes
                                     4.000%, 02/01/02                               1,305,063             -         -     1,305,063
                                                                                ---------------------------------------------------
                                                                                    1,305,063     1,417,888         -     2,722,951
                                                                                ---------------------------------------------------
                                     TOTAL CORPORATE BONDS AND NOTES               86,474,765    62,484,261         -   148,959,026
                                                                                ---------------------------------------------------
                                     (Cost $85,605,987, $62,310,065
                                      and $147,916,052)

              YANKEE BONDS - 2.79%
         -    3,440,000    3,440,000 Korea Electric Power,
                                     Yankee Debentures
                                     6.000%, 12/01/26                                       -     3,434,984         -     3,434,984
         -    2,425,000    2,425,000 Norsk Hydro, Yankee Notes
                                     6.700%, 01/15/18                                       -     2,277,975         -     2,277,975
 1,250,000            -    1,250,000 Petroliam Nasional Berhad (A)
                                     7.625%, 10/15/26                               1,031,180             -         -     1,031,180
 1,491,500            -    1,491,500 Province of Mendoza, Collateral Oil
                                     Royalty Note (A)
                                     10.000%, 07/25/02                              1,439,298             -         -     1,439,298
 2,675,000            -    2,675,000 Skandinaviska Enskilda Banken AB,
                                     Junior Subordinated, Step Coupon (A)
                                     6.500%, 12/29/49                               2,679,534             -         -     2,679,534
                                                                                ---------------------------------------------------
                                     TOTAL YANKEE BONDS                             5,150,012     5,712,959         -    10,862,971
                                                                                ---------------------------------------------------
                                     (Cost $4,915,435, $5,458,698
                                      and $10,374,133)

              NON-AGENCY/CMO MORTGAGE SECURITIES - 4.55%
         -    1,462,774    1,462,774 Amresco Securitized Net Interest Trust
                                     Series 1997-1, Class A (A)
                                     7.545%, 09/26/27                                       -     1,308,726         -     1,308,726
         -    1,932,070    1,932,070 Asset Securitization
                                     Series 1995-MD4, Class A1
                                     7.100%, 08/13/29                                       -     2,008,749         -     2,008,749
 1,000,000            -    1,000,000 First Union-Lehman Bros., CMO
                                     Series 1997-C2, Class A2
                                     6.600%, 05/18/07                               1,027,265             -         -     1,027,265
         -    1,875,000    1,875,000 Ford Credit Auto Owner Trust
                                     Series 2000-F, Class A3
                                     6.580%, 11/15/04                                       -     1,938,440         -     1,938,440
         -    1,825,000    1,825,000 GMAC Commercial Mortgage Securities
                                     Series 2000-C3, Class A2
                                     6.957%, 11/15/10                                       -     1,874,898         -     1,874,898
         -    1,900,000    1,900,000 HomeQ Asset Backed Certificates,
                                     Series 2001-I, Clas AH2
                                     5.885%, 05/15/19                                       -     1,902,287         -     1,902,287
         -    1,486,755    1,486,755 IMC Home Equity Loan Trust,
                                     Series 1997-3, Class A5
                                     7.140%, 09/20/23                                       -     1,516,982         -     1,516,982
   875,000            -      875,000 Midland Realty Acceptance Corp., CMO,
                                     Series 1996-C1, Class A2
                                     7.475%, 08/25/28                                 907,539             -         -       907,539
 1,250,000            -    1,250,000 Morgan (J.P.) Commercial Mortgage
                                     Finance Corp.
                                     CMO, Series 1999-C7, Class A2
                                     6.507%, 10/15/35                               1,263,476             -         -     1,263,476
         -    2,055,000    2,055,000 Salomon Brothers Mortgage Securities
                                     Series 2000-C2, Class A2
                                     7.455%, 04/18/10                                       -     2,173,859         -     2,173,859
         -    1,750,000    1,750,000 WFS Financial Owner Trust
                                     Series 2000-B, Class A3
                                     7.750%, 11/20/04                                       -     1,819,129         -     1,819,129
                                                                                ---------------------------------------------------
                                     TOTAL NON-AGENCY/CMO MORTGAGE SECURITIES       3,198,280    14,543,070         -    17,741,350
                                                                                ---------------------------------------------------
                                     (Cost $3,136,105, $14,400,047
                                     and $17,536,152)

              FOREIGN GOVERNMENT BOND - 0.20%
   800,000            -      800,000 Republic of Brazil
                                     10.250%, 01/11/06                                774,000             -         -       774,000
                                                                                ---------------------------------------------------
                                     TOTAL FOREIGN GOVERNMENT BOND                    774,000             -         -       774,000
                                                                                ---------------------------------------------------
                                     (Cost $791,582, $0 and $791,582)

              REPURCHASE AGREEMENTS - 2.64%
 1,791,000            -    1,791,000 Bank One 4.630%, dated 04/30/01 to be
                                     repurchased on 05/01/01 at $1,791,230
                                     (Collateralized by U.S. Government
                                     Agency Obligations with interest
                                     rates from 5.125% to 6.665% and
                                     maturities from 08/21/01 to 06/23/06;
                                     Total Par $1,780,000)                          1,791,000             -         -     1,791,000


         -    8,488,662    8,488,662 J.P. Morgan 4.580%, dated 04/30/01 to
                                     be repurchased on 05/01/01 at
                                     $8,489,742 (Collateralized by U.S.
                                     Government Agency Obligation 7.618%,
                                     01/0/35; Total Par $20,960,000)                        -     8,488,662         -     8,488,662
                                                                                ---------------------------------------------------

                                     (Cost $1,791,000, $8,488,662
                                     and $10,279,662)                               1,791,000     8,488,662         -    10,279,662
                                                                                ---------------------------------------------------

                                     TOTAL INVESTMENTS - 100.10%                  186,717,349   203,232,638         -   389,949,987
                                                                                ---------------------------------------------------
                                     (Cost $184,694,226, $200,076,160
                                     and $384,770,386)
                                     NET OTHER ASSETS
                                     AND LIABILITIES - (0.10)%                      2,759,975    (3,166,205)   (3,475)     (409,705)
                                                                                ---------------------------------------------------
                                     NET ASSETS - 100.00%                       $ 189,477,324 $ 200,066,433  $ (3,475) $389,540,282
                                                                                ===================================================




(A) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2001, these securities amounted to $18,946,066 or 4.86% of net assets.




CMO                         Collateralized Mortgage Obligation
IO                          Interest Only security
MTN                         Medium Term Note
REIT                        Real Estate Investment Trust
TBA                         To be announced





                  See Notes to Pro Forma Financial Statements

                        ALLEGHANY/CHICAGO TRUST BOND FUND
                           ABN AMRO FIXED INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                October 31, 2000




               PAR VALUE                     DESCRIPTION                                         MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
  ALLEGHANY/    ABN AMRO                                                             ALLEGHANY/    ABN AMRO
CHICAGO TRUST FIXED INCOME PRO FORMA                                               CHICAGO TRUST FIXED INCOME  PRO FORMA  PRO FORMA
  BOND FUND       FUND     COMBINED                                                  BOND FUND       FUND     ADJUSTMENT  COMBINED
------------------------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 54.12%

              $                      FEDERAL HOME LOAN BANK - 1.52%
 $ 2,500,000           -  $2,500,000 6.000%, 08/15/02                                 $ 2,481,600  $        -   $     -  $ 2,481,600
   2,700,000           -   2,700,000 6.500%, 11/15/06, Series PX02                      2,691,282           -         -    2,691,282
                                                                                      ----------------------------------------------
                                                                                        5,172,882           -         -    5,172,882
                                                                                      ----------------------------------------------
                                     FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.74%
   2,500,000           -   2,500,000 5.750%, 07/15/03, Debentures                       2,458,835           -         -    2,458,835
           -   3,000,000   3,000,000 5.000%, 01/15/04                                           -   2,873,190         -    2,873,190
   2,500,000           -   2,500,000 5.850%, 02/21/06, Series TD06                      2,423,210           -         -    2,423,210
   4,378,806           -   4,378,806 6.000%, 11/15/10, CMO, Pool # 002115                 407,776           -         -      407,776
     910,188           -     910,188 6.500%, 01/01/11, Gold Pool # E00413                 891,985           -         -      891,985
           -   5,589,890   5,589,890 7.000%, 01/01/15                                           -   5,561,940         -    5,561,940
           -   2,750,000   2,750,000 6.750%, 09/15/29                                           -   2,727,236         -    2,727,236
   2,848,349           -   2,848,349 7.500%  11/01/29, Gold Pool # C32468               2,848,349           -         -    2,848,349
   3,980,715           -   3,980,715 8.000%, 02/01/30, Pool # C00922                    4,036,693           -         -    4,036,693
           -   5,488,175   5,488,175 7.500%, 09/01/30                                           -   5,487,319         -    5,487,319
                                                                                      ----------------------------------------------
                                                                                       13,066,848  16,649,685         -   29,716,533
                                                                                      ----------------------------------------------
                                     FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.06%
   2,000,000           -   2,000,000 5.625%, 03/15/01                                   1,992,366           -         -    1,992,366
           -   2,280,000   2,280,000 5.510%, 04/19/02, MTN                                      -   2,249,804         -    2,249,804
           -   5,200,000   5,200,000 5.625%, 05/14/04                                           -   5,056,449         -    5,056,449
           -   4,700,000   4,700,000 5.750%, 06/15/05                                           -   4,554,831         -    4,554,831
           -   1,500,000   1,500,000 7.125%, 03/15/07                                           -   1,542,340         -    1,542,340
           -   1,635,000   1,635,000 6.180%, 02/19/09, MTN                                      -   1,552,146         -    1,552,146
   1,381,211           -   1,381,211 7.000%, 01/01/13, Pool # 313966                    1,374,305           -         -    1,374,305
   1,085,511           -   1,085,511 7.000%, 03/01/13, Pool # 251572                    1,080,083           -         -    1,080,083
   2,367,572           -   2,367,572 6.000%, 06/01/13, Pool # 429584                    2,281,008           -         -    2,281,008
   1,007,833           -   1,007,833 7.500%, 07/01/23, Pool # 226065                    1,006,888           -         -    1,006,888
           -   1,627,001   1,627,001 7.500%, 05/01/27, Pool # 421454                            -   1,625,221         -    1,625,221
           -   4,861,974   4,861,974 6.500%, 05/01/28, Pool # 436779                            -   4,674,331         -    4,674,331
   1,702,027           -   1,702,027 6.500%, 09/01/28, Pool # 430877                    1,637,138           -         -    1,637,138
   2,632,887           -   2,632,887 6.500%, 10/01/28, Pool # 442329                    2,532,508           -         -    2,532,508
           -   2,290,735   2,290,735 7.000%, 01/01/29, Pool # 323542                            -   2,246,352         -    2,246,352
           -   3,563,179   3,563,179 7.000%, 03/01/29, Pool # 323657                            -   3,494,142         -    3,494,142
   2,588,687           -   2,588,687 6.000%, 06/01/29, Pool # 190302                    2,429,321           -         -    2,429,321
   1,679,359           -   1,679,359 6.500%, 06/01/29, Pool # 501319                    1,615,333           -         -    1,615,333
           -   7,295,614   7,295,614 6.500%, 06/01/29, Pool # 504545                            -   7,014,047         -    7,014,047
   1,695,061           -   1,695,061 6.500%, 07/01/29, Pool # 503280                    1,630,437           -         -    1,630,437
           -   2,981,055   2,981,055 6.500%, 08/01/29, Pool # 252645                            -   2,866,004         -    2,866,004
   2,478,268           -   2,478,268 7.500%, 11/01/29, Pool # 252874                    2,475,944           -         -    2,475,944
   4,227,102           -   4,227,102 7.500%, 02/01/30, Pool # 529028                    4,223,139           -         -    4,223,139
           -   3,709,231   3,709,231 7.000%, 04/01/30, Pool # 535308                            -   3,637,364         -    3,637,364
           -   4,889,457   4,889,457 8.000%, 07/01/30, Pool # 541239                            -   4,951,338         -    4,951,338
           -   7,177,774   7,177,774 8.000%, 07/01/30, Pool # 547026                            -   7,268,616         -    7,268,616
           -   1,400,532   1,400,532 7.500%, 09/01/30, Pool # C41497                            -   1,399,000         -    1,399,000
                                                                                      ----------------------------------------------
                                                                                       24,278,470  54,131,985         -   78,410,455
                                                                                      ----------------------------------------------

                                     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.87%
     847,112           -     847,112 7.000%, 10/15/23, Pool # 345894                      835,993           -         -      835,993
           -   2,206,340   2,206,340 7.000%, 12/15/23, Pool # 366646                            -   2,176,691         -    2,176,691
   1,035,408           -   1,035,408 6.500%, 03/15/26, Pool # 422527                    1,000,463           -         -    1,000,463
     963,826           -     963,826 7.000%, 06/15/27, Pool # 780584                      951,779           -         -      951,779
   1,471,896           -   1,471,896 6.500%, 09/20/27, Pool # 002482                    1,415,320           -         -    1,415,320
     943,465           -     943,465 7.500%, 07/15/28, Pool # 464709                      947,593           -         -      947,593
   4,911,731           -   4,911,731 7.000%, 09/15/28, Pool # 458926                    4,847,264           -         -    4,847,264
   2,068,027           -   2,068,027 6.000%, 01/15/29, Pool # 457858                    1,950,408           -         -    1,950,408
   1,758,857           -   1,758,857 7.000%, 03/15/29, Pool # 505567                    1,735,772           -         -    1,735,772
           -   2,851,218   2,851,218 7.000%, 05/15/29, Pool # 487221                            -   2,812,903         -    2,812,903
           -   6,855,631   6,855,631 7.000%, 01/20/30, Pool # 002866                            -   6,724,949         -    6,724,949
   1,343,469           -   1,343,469 8.000%, 08/20/30, Pool # 002958                    1,359,002           -         -    1,359,002
                                                                                      ----------------------------------------------
                                                                                       15,043,594  11,714,543         -   26,758,137
                                                                                      ----------------------------------------------




               See Notes to Pro Forma Financial Statements

                       ALLEGHANY/CHICAGO TRUST BOND FUND
                           ABN AMRO FIXED INCOME FUND
            PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                October 31, 2000






               PAR VALUE                     DESCRIPTION                                         MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
  ALLEGHANY/    ABN AMRO                                                             ALLEGHANY/    ABN AMRO
CHICAGO TRUST FIXED INCOME PRO FORMA                                               CHICAGO TRUST FIXED INCOME  PRO FORMA  PRO FORMA
  BOND FUND       FUND     COMBINED                                                  BOND FUND       FUND     ADJUSTMENT  COMBINED
------------------------------------------------------------------------------------------------------------------------------------

                                     U.S. TREASURY BONDS - 8.92%
$        -   $12,650,000 $12,650,000 7.250%, 05/15/16                               $         -  $ 14,234,830   $    -  $ 14,234,830
 2,500,000             -   2,500,000 7.125%, 02/15/23                                 2,844,482             -        -     2,844,482
 3,700,000             -   3,700,000 6.250%, 08/15/23                                 3,817,856             -        -     3,817,856
 3,350,000             -   3,350,000 6.000%, 02/15/26                                 3,358,499             -        -     3,358,499
 2,250,000             -   2,250,000 5.250%, 11/15/28                                 2,046,161             -        -     2,046,161
 2,250,000             -   2,250,000 6.250%, 05/15/30                                         -     4,020,964        -     4,020,964
                                                                                    ------------------------------------------------
                                                                                     12,066,998    18,255,794        -    30,322,792
                                                                                    ------------------------------------------------
                                     U.S. TREASURY NOTES - 4.01%
         -       500,000     500,000 6.375%, 09/30/01                                         -       500,236        -       500,236
         -     1,500,000   1,500,000 5.875%, 11/15/04                                         -     1,500,548        -     1,500,548
         -     5,700,000   5,700,000 6.750%, 05/15/05                                         -     5,909,298        -     5,909,298
         -     5,750,000   5,750,000 5.750%, 08/15/10                                         -     5,744,612        -     5,744,612
                                                                                    ------------------------------------------------
                                                                                                   13,654,694        -    13,654,694
                                                                                    ------------------------------------------------

                                     TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS    69,628,792   114,406,701        -   184,035,493
                                                                                    ------------------------------------------------
           CORPORATE NOTES AND BONDS - 31.80%

                                     BASIC MATERIALS - 0.37%
         -     1,325,000   1,325,000 Dow Chemical Co., Debentures
                                     7.375%, 11/01/29                                         -     1,269,269        -     1,269,269
                                                                                    ------------------------------------------------
                                     CABLE TELEVISION - 0.93%
                                     CSC Holdings, Inc., Senior Notes
 2,000,000             -   2,000,000 7.875%, 12/15/07                                 1,939,280             -        -     1,939,280
 1,300,000             -   1,300,000 7.250%, 07/15/08                                 1,208,334             -        -     1,208,334
                                                                                    ------------------------------------------------
                                                                                      3,147,614             -        -     3,147,614
                                                                                    ------------------------------------------------
                                     CAPITAL GOODS  - 0.33%
 1,485,000             -   1,485,000 Owens Illinois, Inc., Senior Notes
                                     7.850%, 05/15/04                                 1,121,175             -        -     1,121,175
                                                                                    ------------------------------------------------
                                     CONSUMER CYCLICALS - 1.12%
         -     4,125,000   4,125,000 Ford Motor Co.
                                     7.450%, 07/16/31                                         -     3,802,590        -     3,802,590
                                                                                    ------------------------------------------------
                                     ENERGY - 1.43%
 1,500,000             -   1,500,000 CMS Energy Corp., Senior Notes, Series B
                                     6.750%, 01/15/04                                 1,384,095             -        -     1,384,095
 1,655,000             -   1,655,000 CMS Energy Corp., Senior Notes
                                     7.625%, 11/15/04                                 1,550,334             -        -     1,550,334
         -     2,000,000   2,000,000 Conoco Inc.
                                     5.900%, 04/15/04                                         -     1,928,456        -     1,928,456
                                                                                    ------------------------------------------------
                                                                                      2,934,429     1,928,456        -     4,862,885
                                                                                    ------------------------------------------------
                                     FINANCE - 9.32%
 2,500,000             -   2,500,000 Advanta Corp., MTN
                                     7.000%, 05/01/01                                 2,399,515             -        -     2,399,515
 1,700,000             -   1,700,000 Chelsea GCA Realty Partnership, REIT
                                     7.250%, 10/21/07                                 1,571,883             -        -     1,571,883
         -     3,800,000   3,800,000 Citigroup Inc.
                                     7.250%, 10/01/10                                         -     3,769,714        -     3,769,714
 1,000,000             -   1,000,000 Continental Corp. (The)
                                     7.250%, 03/01/03                                   980,627             -        -       980,627
 1,250,000             -   1,250,000 Duke Capital Corp., Senior Notes
                                     7.250%, 10/01/04                                 1,261,128             -        -     1,261,128
 1,350,000             -   1,350,000 DVI, Inc., Senior Notes
                                     9.875%, 02/01/04                                 1,228,500             -        -     1,228,500
 3,000,000             -   3,000,000 Ford Motor Credit Co., Inc.
                                     7.500%, 03/15/05                                 3,010,599             -        -     3,010,599
                                     Household Finance Corp.
 1,500,000             -   1,500,000 7.875%, 03/01/07                                 1,518,287             -        -     1,518,287
         -     3,700,000   3,700,000 8.000%, 05/09/05                                         -     3,784,860        -     3,784,860
 1,145,000             -   1,145,000 HSBC America Capital Trust I
                                     7.808%, 12/15/26 (A)                               999,587             -        -       999,587
 2,800,000             -   2,800,000 HSBC America Capital Trust II
                                     8.380%, 05/15/27 (A)                             2,566,530             -        -     2,566,530
 1,500,000             -   1,500,000 Metropolitan Life Insurance Co.
                                     6.300%, 11/01/03 (A)                             1,469,541             -        -     1,469,541
 2,000,000             -   2,000,000 Pacific Mutual Life Insurance Co.
                                     7.900%, 12/30/23 (A)                             1,960,992             -        -     1,960,992
 1,500,000             -   1,500,000 Prudential Insurance Co. of America
                                     8.300%, 07/01/25 (A)                             1,506,630             -        -     1,506,630
         -     3,700,000   3,700,000 Wells Fargo Co.
                                     6.625%, 07/15/04                                         -     3,648,193        -     3,648,193
                                                                                    ------------------------------------------------
                                                                                     20,473,819    11,202,767        -    31,676,586
                                                                                    ------------------------------------------------



                  See Notes to Pro Forma Financial Statements

                        ALLEGHANY/CHICAGO TRUST BOND FUND
                           ABN AMRO FIXED INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                October 31, 2000





               PAR VALUE                     DESCRIPTION                                        MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
  ALLEGHANY/    ABN AMRO                                                            ALLEGHANY/    ABN AMRO
CHICAGO TRUST FIXED INCOME PRO FORMA                                              CHICAGO TRUST FIXED INCOME  PRO FORMA  PRO FORMA
  BOND FUND       FUND     COMBINED                                                 BOND FUND       FUND     ADJUSTMENT  COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                       FOOD AND BEVERAGE - 0.63%
$ 2,250,000  $        -  $2,250,000 Nabisco, Inc.
                                    6.850%, 06/15/05                               $ 2,147,443  $          -   $     -  $  2,147,443
                                                                                   -------------------------------------------------
                                    HEALTH CARE SERVICES - 3.17%
  1,200,000           -   1,200,000 Columbia/HCA Healthcare Corp.
                                    6.125%, 12/15/00                                 1,196,282             -         -     1,196,282
  2,276,000           -   2,276,000 Columbia/HCA Healthcare Corp.,  MTN
                                    8.850%, 01/01/07                                 2,303,956             -         -     2,303,956
  1,375,000           -   1,375,000 HEALTHSOUTH Corp.
                                    3.250%, 04/01/03                                 1,165,313             -         -     1,165,313
  2,000,000           -   2,000,000 HEALTHSOUTH Corp., Senior Notes
                                    6.875%, 06/15/05                                 1,775,150             -         -     1,775,150
  3,000,000           -   3,000,000 Omnicare, Inc.
                                    5.000%, 12/01/07                                 2,253,750             -         -     2,253,750
  2,500,000               2,500,000 Tenet Healthcare Corp., Subordinated Notes
                                    6.000%, 12/01/05                                 2,087,500             -         -     2,087,500
                                                                                   -------------------------------------------------
                                                                                    10,781,951             -         -    10,781,951
                                                                                   -------------------------------------------------
                                    METALS AND MINING - 0.74%
  2,750,000           -   2,750,000 Lukens, Inc.
                                    7.625%, 08/01/04                                 2,532,632             -         -     2,532,632
                                                                                   -------------------------------------------------
                                    OIL AND GAS EXTRACTION - 0.69%
  2,500,000           -   2,500,000 Conoco, Inc., Senior Notes
                                    6.950%, 04/15/29                                 2,331,115             -         -     2,331,115
                                                                                   -------------------------------------------------

                                    PRINTING AND PUBLISHING - 0.67%
                                    News America Holdings, Inc., Debentures
  2,000,000           -   2,000,000 7.750%, 01/20/24                                 1,821,570             -         -     1,821,570
    500,000           -     500,000 7.750%, 02/01/24                                   455,372             -         -       455,372
                                                                                   -------------------------------------------------
                                                                                     2,276,942             -         -     2,276,942
                                                                                   -------------------------------------------------

                                    RETAIL - 2.54%
          -   2,150,000   2,150,000 Federated Department Stores, Inc., Senior
                                    Notes 8.125%, 10/15/02                                   -     2,145,190         -     2,145,190
  2,375,000           -   2,375,000 Kmart Corp., Debentures
                                    7.950%, 02/01/23                                 1,503,881             -         -     1,503,881
  2,000,000           -   2,000,000 Pep Boys - Manny, Moe & Jack, Subordinated
                                    Debentures 3.031%, 09/20/11 (B)                  1,214,380             -         -     1,214,380
          -   3,790,000   3,790,000 Wal-Mart Stores, Inc., Senior Notes
                                    6.875%, 08/10/09                                         -     3,764,114         -     3,764,114
                                                                                   -------------------------------------------------
                                                                                     2,718,261     5,909,304         -     8,627,565
                                                                                   -------------------------------------------------

                                    TECHNOLOGY - 2.10%
          -   3,245,000   3,245,000 International Business Machines Corp.
                                    5.625%, 04/12/04                                         -     3,128,693         -     3,128,693
          -   2,450,000   2,450,000 Jones Intercable, Inc.
                                    9.625%, 03/15/02                                         -     2,513,408         -     2,513,408
          -   1,500,000   1,500,000 Viacom, Inc.
                                    7.875%, 07/30/30                                         -     1,511,772         -     1,511,772
                                                                                   -------------------------------------------------
                                                                                             -     7,153,873         -     7,153,873
                                                                                   -------------------------------------------------

                                    TELECOMMUNICATIONS - 2.78%
  3,000,000           -   3,000,000 AT&T Corp.
                                    6.000%, 03/15/09                                 2,637,078             -         -     2,637,078
          -   2,055,000   2,055,000 360 Communications Co., Senior Notes
                                    7.125%, 03/01/03                                         -     2,046,794         -     2,046,794
          -   3,400,000   3,400,000 WorldCom, Inc.
                                    6.250%, 08/15/03                                         -     3,332,847         -     3,332,847
  1,500,000           -   1,500,000 WorldCom, Inc., Senior Notes
                                    6.400%, 08/15/05                                 1,443,974             -         -     1,443,974
                                                                                   -------------------------------------------------
                                                                                     4,081,052     5,379,641         -     9,460,693
                                                                                   -------------------------------------------------



                  See Notes to Pro Forma Financial Statements

                        ALLEGHANY/CHICAGO TRUST BOND FUND
                           ABN AMRO FIXED INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                October 31, 2000






               PAR VALUE                     DESCRIPTION                                        MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
  ALLEGHANY/    ABN AMRO                                                            ALLEGHANY/    ABN AMRO
CHICAGO TRUST FIXED INCOME PRO FORMA                                              CHICAGO TRUST FIXED INCOME  PRO FORMA  PRO FORMA
  BOND FUND       FUND     COMBINED                                                 BOND FUND       FUND     ADJUSTMENT  COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                     TRANSPORTATION - 0.45%
$1,557,511   $         - $ 1,557,511 American Airlines, Inc., Series 1999-1
                                     6.855%, 10/15/10                               $ 1,542,092  $         -   $     -  $  1,542,092
                                                                                    ------------------------------------------------

                                     UTILITIES - 3.56%
 1,750,000             -   1,750,000 Gulf States Utilities, First Mortgage,
                                     Series A 8.250%, 04/01/04                        1,806,205            -         -     1,806,205
         -     2,570,000   2,570,000 Long Island Lighting Co., Debentures
                                     8.200%, 03/15/23                                         -    2,552,144         -     2,552,144
         -     3,795,000   3,795,000 National Rural Utilities Cooperative Finance
                                     Corp. 5.300%, 09/25/03                                   -    3,653,966         -     3,653,966
         -     1,650,000   1,650,000 Niagara Mohawk Power Corp.
                                     7.750%, 10/01/08                                         -    1,659,387         -     1,659,387
 3,000,000             -   3,000,000 Niagara Mohawk Power Corp., Series H, Senior
                                     Notes, Step Coupon 8.500%, 07/01/10              2,433,750            -               2,433,750
                                                                                    ------------------------------------------------
                                                                                      4,239,955    7,865,497         -    12,105,452
                                                                                    ------------------------------------------------

                                     WASTE DISPOSAL - 0.97%
 3,500,000             -   3,500,000 Waste Management, Inc., Subordinated Notes
                                     4.000%, 02/01/02                                 3,281,250            -         -     3,281,250
                                                                                    ------------------------------------------------
                                     Total Corporate Notes and Bonds                 63,609,730   44,511,397         -   108,121,127
                                                                                    ------------------------------------------------

           NON-AGENCY/CMO MORTGAGE SECURITIES - 3.28%

         -     2,056,195   2,056,195 Asset Securitization Corporation Series
                                     1995-MD4, Class A1 7.100%, 08/13/29                      -    2,063,263         -     2,063,263
         -     4,090,000   4,090,000 Federal Home Loan Mortgage Corp.
                                     6.500%, 05/15/24                                         -    3,981,963         -     3,981,963
 1,000,000             -   1,000,000 First Union-Lehman Bros., CMO Series 1997-C2,
                                     Class A2 6.600%, 05/18/07                          986,585            -         -       986,585
   875,000             -     875,000 Midland Realty Acceptance Corp., CMO, Series
                                     1996-C1, Class A2 7.475%, 08/25/28                 881,836            -         -       881,836
 1,250,000             -   1,250,000 Morgan (J.P.) Commercial Mortgage Finance
                                     Corp., CMO, Series 1999-C7, Class A2
                                     6.507%, 10/15/35                                 1,204,688            -         -     1,204,688
         -     2,000,000   2,000,000 Salomon Brothers Mortgage Security CMO
                                     7.455%, 04/18/10                                         -    2,035,326         -     2,035,326
                                                                                    ------------------------------------------------
                                     TOTAL NON-AGENCY/CMO MORTGAGE SECURITIES         3,073,109    8,080,552         -    11,153,661
                                                                                    ------------------------------------------------

           YANKEE BONDS - 2.89%

         -     3,440,000   3,440,000 Korea Electric Power Notes, Yankee Debentures
                                     6.000%, 12/01/26                                         -    3,368,297         -     3,368,297
         -     2,425,000   2,425,000 Norsk Hydro
                                     6.700%, 01/15/18                                         -    2,170,986         -     2,170,986
 1,250,000             -   1,250,000 Petroliam Nasional Berhad
                                     7.625%, 10/15/26 (A)                             1,079,486            -         -     1,079,486
 1,988,667             -   1,988,667 Province of Mendoza, Collateral Oil Royalty
                                     Note 10.000%, 07/25/02 (A)                       1,740,084            -         -     1,740,084
 1,500,000             -   1,500,000 Skandinaviska Enskilda, Subordinated Notes
                                     6.625%, 03/29/49 (A)                             1,471,875            -         -     1,471,875
                                                                                    ------------------------------------------------
                                     TOTAL YANKEE BONDS                               4,291,445    5,539,283         -     9,830,728
                                                                                    ------------------------------------------------

           ASSET-BACKED SECURITIES - 2.48%

         -       852,494     852,494 Advanta Equipment Receivables, Series 1998-1,
                                     Class B 6.100%, 12/15/06                                 -      852,123         -       852,123
         -     2,104,921   2,104,921 Amresco Securitized Net Interest Trust,
                                     Series 1997-1, Class A 7.545%, 09/26/27 (A)              -    1,957,577         -     1,957,577
         -     2,000,000   2,000,000 First Sierra Receivables, Series 1997-1, Class
                                     A4 6.350%, 03/10/05                                      -    1,988,930         -     1,988,930
         -     1,875,000   1,875,000 Ford Credit Auto Owner Trust, Series 2000-F,
                                     Class A3 6.580%, 11/15/04                                -    1,869,727         -     1,869,727
         -     1,750,000   1,750,000 WFS Financial Owner Trust, Series 2000-B,
                                     Class A3 7.750%, 11/20/04                                -    1,775,186         -     1,775,186
                                                                                    ------------------------------------------------
                                     TOTAL ASSET-BACKED SECURITIES                            -    8,443,543         -     8,443,543
                                                                                    ------------------------------------------------



                  See Notes to Pro Forma Financial Statements

                        ALLEGHANY/CHICAGO TRUST BOND FUND
                           ABN AMRO FIXED INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                October 31, 2000






               PAR VALUE                     DESCRIPTION                                        MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
  ALLEGHANY/   ABN AMRO                                                             ALLEGHANY/    ABN AMRO
CHICAGO TRUST FIXED INCOME PRO FORMA                                              CHICAGO TRUST FIXED INCOME  PRO FORMA  PRO FORMA
  BOND FUND     FUND       COMBINED                                                 BOND FUND       FUND     ADJUSTMENT  COMBINED
------------------------------------------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS - 4.52%

$11,617,000   $        -  $11,617,000 Bank One 6.570%, dated 10/31/00 to be
                                      repurchased on 11/01/00 at $11,619,120
                                      (Collateralized by U.S. Government Agency
                                      Obligation 6.407% due on 12/27/00; Total
                                      Par $11,975,000)                             $ 11,617,000 $          -  $      -  $ 11,617,000
          -    3,759,011    3,759,011 J.P. Morgan 6.550%, dated 10/31/00 to be
                                      repurchased on 11/01/00 at $3,759,695
                                      (collateralized by U.S. Government Agency
                                      Obligation 5.500% due on 04/01/29; Total Par
                                      $4,387,685)                                             -    3,759,011               3,759,011
                                                                                   -------------------------------------------------
                                      TOTAL REPURCHASE AGREEMENTS                    11,617,000    3,759,011         -    15,376,011
                                                                                   -------------------------------------------------

                                      TOTAL INVESTMENTS - 99.09%                    152,220,076  184,740,487         -   336,960,563
                                                                                   -------------------------------------------------
                                                Cost ($153,853,192, $184,947,833
                                                and $338,801,025)
                                      NET OTHER ASSETS AND LIABILITIES - 0.91%        2,172,437      917,841   (15,524)    3,074,754
                                                                                   -------------------------------------------------
                                      NET ASSETS - 100.00%                         $154,392,513 $185,658,328  $(15,524) $340,035,317
                                                                                   =================================================


--------------------------------------------------------------------------------
(A) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2000, these securities amounted to $14,752,302 or 4.34% of net assets.
(B) Zero Coupon Bond. Rate shown reflects effective yield to maturity at time of purchase.
CMO                  Collateralized Mortgage Obligation
MTN                  Medium Term Note
REIT                 Real Estate Investment Trust




                  See Notes to Pro Forma Financial Statements

                        ALLEGHANY/CHICAGO TRUST BOND FUND
                           ABN AMRO FIXED INCOME FUND
          NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)


1.       BASIS OF COMBINATION


The Alleghany Funds, a Delaware business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. As of April 30, 2001, the Trust offered fifteen managed investment portfolios. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Pro Forma Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of April 30, 2001 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of November 1, 2000. These statements have been derived from books and records utilized in calculating the net asset value of each fund at April 30, 2001 and for the six-month period then ended.


The pro forma statements give effect to the proposed transfer of substantially all of the assets and stated liabilities of the ABN AMRO Fixed Income Fund in exchange for shares of the Alleghany/Chicago Trust Bond Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the ABN AMRO Fixed Income Fund for pre-combination periods will not be restated.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.


For the six-month period ended April 30, 2001 the Alleghany/Chicago Trust Bond Fund's investment advisory fee was computed based on the annual rate of 0.55% of its average daily net assets. The administration fee was computed based on the annual rate of 0.060% of the first $2.0 billion of the Trust's combined average daily net assets, 0.050% of the next $5.0 billion, and 0.045% of the combined average daily net assets in excess of $7.0 billion, and was allocated to each fund based on the relative net assets of the Trust.


Pursuant to a Rule 12b-1 distribution plan (the "Plan") adopted by the Alleghany/Chicago Trust Bond Fund with respect to Class N Shares, the Fund pays certain expenses associated with the distribution of its shares. Under the Plan, the Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets.



2.       SECURITY VALUATION

The Alleghany/Chicago Trust Bond Fund's fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the fair market value of such securities in accordance with guidelines adopted. When fair market value quotations are not readily available, securities and other assets are valued at fair value by or under the direction of the Board of Trustees. All short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. Foreign securities are converted to United States dollars using exchange rates at the time the net asset value ("NAV") is computed. The ABN AMRO Fixed Income Fund's fixed income securities are valued at the most recently quoted bid price, and in situations when quotations are not readily available use board approved procedures to determine their fair value.

                        ALLEGHANY/CHICAGO TRUST BOND FUND
                           ABN AMRO FIXED INCOME FUND
    NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)




3.       CAPITAL SHARES


The pro forma net asset value per share assumes the issuance of additional shares of the Alleghany/Chicago Trust Bond Fund that would have been issued at April 30, 2001 in connection with the proposed reorganization. The pro forma number of shares outstanding of 33,304,488 consists of 20,102,468 shares assumed issued in the reorganization plus 13,202,020 shares of the Alleghany/Chicago Trust Bond Class N at April 30, 2001.



4.       PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS


The pro forma adjustments and pro forma combined columns of the statement of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the ABN AMRO Fixed Income Fund was included in the Alleghany/Chicago Trust Bond Fund for the period November 1, 2000 to April 30, 2001. Investment Advisory, Administration and 12b-1 fees in the pro forma combined column are calculated at the rates in effect for the Alleghany/Chicago Trust Bond Fund based upon the combined net assets of the ABN AMRO Fixed Income Fund and Alleghany/Chicago Trust Bond Fund.



The pro forma Statement of Assets and Liabilities and Schedule of Investments give effect to the proposed transfer of such assets as if the reorganization had occurred at April 30, 2001.


5.       COSTS OF REORGANIZATION

Reorganization expenses incurred by the ABN AMRO Funds will be paid by ABN AMRO Asset Management (USA) and/or affiliates thereof. Reorganization expenses incurred by the Alleghany Funds will be paid by Chicago Trust and/affiliates thereof. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement;
(b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) brokerage cost of any necessary rebalancing of the Funds' investment portfolios.

6.       FEDERAL INCOME TAXES

The Fund has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute substantially all of their respective taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Fund intends to utilize provisions for federal income tax laws which will allow them to carry a realized capital loss forward eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2000, the combined capital loss carryforward amounted to $10,724,283 which will expire between October 31, 2007 and October 31, 2008.

The ABN AMRO Fixed Income Fund will distribute all of its ordinary income and capital gains, if any, prior to the Fund merging.

                      ALLEGHANY/CHICAGO TRUST BALANCED FUND
                             ABN AMRO BALANCED FUND
       PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                 APRIL 30, 2001







                                                                      ALLEGHANY/       ABN AMRO                         PRO FORMA
                                                                    CHICAGO TRUST      BALANCED     PRO FORMA           COMBINED
                                                                    BALANCED FUND        FUND       ADJUSTMENTS          (NOTE 1)
                                                                   -----------------------------------------------------------------
ASSETS:
Investments:
        Investments at cost                                         $ 223,688,565   $ 74,793,640   $           -      $ 298,482,205
        Repurchase agreements                                           9,194,000      1,637,898               -         10,831,898
        Net unrealized appreciation (depreciation)                     57,396,048     (1,787,598)              -         55,608,450
                                                                   -----------------------------------------------------------------
              Total Investments at Value                              290,278,613     74,643,940               -        364,922,553

Receivables:
        Dividends and interest                                          1,486,779        405,570               -          1,892,349
        Fund shares sold                                                  452,181              -               -            452,181
        Investments sold                                                       48        101,500               -            101,548
Other assets                                                                7,116          1,870                              8,986
                                                                   -----------------------------------------------------------------
              Total Assets                                            292,224,737     75,152,880               -        367,377,617
                                                                   -----------------------------------------------------------------

LIABILITIES:
Payables:

Bank Overdraft                                                     28,254          4,223               -             32,477
        Dividend Distribution                                                   -        133,322               -            133,322
        Investments purchased                                                   -        527,455               -            527,455
        Fund shares redeemed                                              856,021              -               -            856,021
        Due to Adviser, net                                               162,570         41,469               -            204,039
        Distribution Fee                                                   15,849            464          89,293  (a)       105,606
        Shareholder Service Fee                                                 -            464          (2,900) (b)        (2,436)
        Trustees fees                                                       3,338            326          (5,763) (b)        (2,099)
Accrued expenses and other payables                                        46,011         18,329         (55,064) (b)         9,276
                                                                   -----------------------------------------------------------------
              Total Liabilities                                         1,112,043        726,052          25,566          1,863,661
                                                                   -----------------------------------------------------------------
NET ASSETS                                                          $ 291,112,694   $ 74,426,828   $     (25,566)     $ 365,513,956
                                                                   =================================================================

NET ASSETS CONSISTS OF:
        Capital paid-in                                             $ 226,579,748   $ 75,007,870   $           -      $ 301,587,618
        Accumulated undistributed net investment income (loss)            809,253        (11,011)        (25,566) (c)       772,676
        Accumulated net realized gain on investments sold               6,327,645      1,217,567               -          7,545,212
        Net unrealized appreciation (depreciation) on investments      57,396,048     (1,787,598)              -         55,608,450
                                                                   -----------------------------------------------------------------
              TOTAL NET ASSETS                                      $ 291,112,694   $ 74,426,828   $     (25,566)     $ 365,513,956
                                                                   =================================================================

ALLEGHANY CLASS N:
        Net Assets                                                  $ 291,112,694   $          -   $  74,401,262  (d) $ 365,513,956
        Shares of beneficial interest outstanding                      23,912,007              -       6,111,322  (d)    30,023,329
        Offering and redemption price per share
        (Net Assets/Shares Outstanding)                             $       12.17   $          -   $           -      $       12.17
                                                                   =================================================================

ABN AMRO COMMON CLASS:                                              $           -   $ 72,229,492   $ (72,229,492) (e) $           -
        Net Assets                                                              -      7,276,472      (7,276,472) (e)             -
        Shares of beneficial interest outstanding
        Offering and redemption price per share                     $           -   $       9.93   $           -      $           -
                                                                   =================================================================
        (Net Assets/Shares Outstanding)

ABN AMRO INVESTOR CLASS:
        Net Assets                                                  $           -   $  2,197,336   $  (2,197,336) (e) $           -
        Shares of beneficial interest outstanding                               -        221,029        (221,029) (e)             -
        Offering and redemption price per share
        (Net Assets/Shares Outstanding)                             $           -   $       9.94   $           -      $           -
                                                                   =================================================================




(a) Reflects adjustment to the acquired fund contractual fee level.
(b) Reflects expected savings when the two funds become one.
(c) Reflects total expected change in net assets resulting from operating expense differences.
(d) Reflects net effect of combining existing ABN AMRO Balanced Fund into the Alleghany/Chicago Trust Balanced Fund.
(e) Reflects exchange of ABN AMRO Balanced Common and Investor Share Classes into Alleghany/Chicago Trust Balanced N Share Class.




                  See Notes to Pro Forma Financial Statements

                      ALLEGHANY/CHICAGO TRUST BALANCED FUND
                             ABN AMRO BALANCED FUND
       PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                OCTOBER 31, 2000






                                                                   ALLEGHANY/       ABN AMRO                            PRO FORMA
                                                                  CHICAGO TRUST     BALANCED          PRO FORMA         COMBINED
                                                                  BALANCED FUND       FUND           ADJUSTMENTS        (NOTE 1)
                                                                 -------------------------------------------------------------------
ASSETS:
Investments:
        Investments at cost                                       $ 221,092,578   $ 75,218,354    $          -        $ 296,310,932
        Repurchase agreements                                        10,005,000        174,724               -           10,179,724
        Net unrealized appreciation                                  88,314,245      4,064,620               -           92,378,865
                                                                 -------------------------------------------------------------------
              Total Investments at Value                            319,411,823     79,457,698               -          398,869,521

Cash                                                                    125,886              -         (70,082)              55,804
Receivables:
        Dividends and interest                                        1,529,975        435,181               -            1,965,156
        Fund shares sold                                                707,982              -               -              707,982
        Investments sold                                                      -         55,728               -               55,728
Other assets                                                                599          1,736                                2,335
                                                                 -------------------------------------------------------------------
              Total Assets                                          321,776,265     79,950,343         (70,082)         401,656,526
                                                                 -------------------------------------------------------------------

LIABILITIES:
Payables:
        Bank Overdraft                                                        -         70,082         (70,082)                   -
        Dividend Distribution                                                 -        155,055               -              155,055
        Investments purchased                                           118,348         40,560               -              158,908
        Fund shares redeemed                                            185,572              -               -              185,572
        Due to Adviser, net                                             185,566         46,829               -              232,395
        Distribution Fee                                                  4,292            533         202,837  (a)         207,662
        Shareholder Service Fee                                               -            533          (7,294) (a)          (6,761)
        Trustees fees                                                     3,511             20          (2,454) (b)           1,077
Accrued expenses and other payables                                      52,774         26,823        (140,761) (b)         (61,164)
                                                                 -------------------------------------------------------------------
              Total Liabilities                                         550,063        340,435         (17,754)             872,744
                                                                 -------------------------------------------------------------------
NET ASSETS                                                        $ 321,226,202   $ 79,609,908    $    (52,328)       $ 400,783,782
                                                                 ===================================================================

NET ASSETS CONSISTS OF:
        Capital paid-in                                           $ 209,441,858   $ 70,856,731               -        $ 280,298,589
        Accumulated undistributed net investment income (loss)          822,040         (6,361)        (52,328) (c)         763,351
        Accumulated net realized gain on investments sold            22,648,059      4,694,917               -           27,342,976
        Net unrealized appreciation on investments                   88,314,245      4,064,621               -           92,378,866
                                                                 -------------------------------------------------------------------
              TOTAL NET ASSETS                                    $ 321,226,202   $ 79,609,908    $    (52,328)       $ 400,783,782
                                                                 ===================================================================

ALLEGHANY CLASS N:
        Net Assets                                                $ 321,226,202   $          -    $ 79,557,580  (d)   $ 400,783,782
        Shares of beneficial interest outstanding                    22,568,941              -       5,593,290  (d)      28,162,231
        Offering and redemption price per share
        (Net Assets/Shares Outstanding)                           $       14.23   $          -    $          -        $       14.23
                                                                 ===================================================================

ABN AMRO COMMON CLASS:                                            $           -   $ 77,043,082    $(77,043,082) (e)   $           -
        Net Assets                                                            -      6,838,212      (6,838,212) (e)               -
        Shares of beneficial interest outstanding
        Offering and redemption price per share                   $           -   $      11.27    $          -        $           -
                                                                 ===================================================================
        (Net Assets/Shares Outstanding)

ABN AMRO INVESTOR CLASS:
        Net Assets                                                $           -   $ 2,566,826     $ (2,566,826) (e)   $           -
        Shares of beneficial interest outstanding                             -       227,199         (227,199) (e)               -
        Offering and redemption price per share
        (Net Assets/Shares Outstanding)                           $           -   $     11.30     $          -        $           -
                                                                 ===================================================================




(a) Reflects adjustment to the acquired fund contractual fee level.
(b) Reflects expected savings when the two funds become one.
(c) Reflects total expected change in net assets resulting from operating expense differences.
(d) Reflects net effect of combining existing ABN AMRO Balanced Fund into the Alleghany/Chicago Trust Balanced Fund.
(e) Reflects exchange of ABN AMRO Balanced Common and Investor Share Classes into Alleghany/Chicago Trust Balanced N Share Class.




                  See Notes to Pro Forma Financial Statements

                      ALLEGHANY/CHICAGO TRUST BALANCED FUND
                             ABN AMRO BALANCED FUND
             PRO FORMA COMBINING STATEMENT OF OPERATIONS (UNAUDITED)
                    FOR THE SIX MONTHS ENDED APRIL 30, 2001





                                                      --------------------------------------------------------------------------
                                                         ALLEGHANY/             ABN AMRO
                                                        CHICAGO TRUST           BALANCED          PRO FORMA        PRO FORMA
                                                        BALANCED FUND             FUND          ADJUSTMENTS    COMBINED (NOTE 1)
                                                      --------------------------------------------------------------------------
Investment Income:
        Dividend Income                                $     655,410          $    226,799       $       -        $     882,209
        Less foreign taxes                                    (4,914)                    -                               (4,914)
        Interest Income                                    4,262,693             1,025,338               -            5,288,031
                                                      --------------------------------------------------------------------------
              Total Investment Income                      4,913,189             1,252,137               -            6,165,326
                                                      --------------------------------------------------------------------------


Expenses:
        Investment advisory fees                           1,055,314               257,897                            1,313,211
        Distribution expenses                                376,898                 2,900          89,293 (a)          469,091
        Transfer agent fees                                   24,295                11,895           7,611 (c)           43,801
        Administration fees                                   82,036                79,331         (67,549)(a)           93,818
        Registration fees                                      4,035                 6,316          13,906 (c)           24,257
        Custodian fees                                        10,420                 8,081          (8,259)(b)           10,242
        Professional fees                                     11,605                 7,011          (5,488)(b)           13,128
        Reports to shareholder expense                        12,554                 3,154           3,148 (c)           18,856
        Trustees fees                                          9,969                   821          (5,763)(b)            5,027
        Other expenses                                         1,426                 4,401            1,56 (c)            7,394
        Shareholder Service fees                                   -                 2,900          (2,900)(b)                -
                                                      --------------------------------------------------------------------------
               Net operating expenses                      1,588,552               384,707          25,566            1,998,825
                                                      --------------------------------------------------------------------------
        Bank Charges                                               6                     -                                    6
                                                      --------------------------------------------------------------------------
               Net expenses                                1,588,558               384,707          25,566            1,998,831
                                                      --------------------------------------------------------------------------
Net Investment Income                                      3,324,631               867,430         (25,566)           4,166,495
                                                      --------------------------------------------------------------------------

Net Realized Gain on Investments                           6,327,703             1,238,636               -            7,566,339
Net Change in Unrealized Depreciation on Investments     (30,918,197)           (5,852,219)              -          (36,770,416)
                                                      --------------------------------------------------------------------------

Net Realized and Unrealized Loss on Investments          (24,590,494)           (4,613,583)              -          (29,204,077)
                                                      --------------------------------------------------------------------------

Net Decrease in Net Assets Resulting from Operations   $ (21,265,863)         $ (3,746,153)      $ (25,566)       $ (25,037,582)
                                                      ==========================================================================




(a) Reflects adjustment to the acquired fund contractual fee level.
(b) Reflects expected savings when the two funds become one.
(c) Reflects expected increase when the two funds become one.

                      ALLEGHANY/CHICAGO TRUST BALANCED FUND
                             ABN AMRO BALANCED FUND
             PRO FORMA COMBINING STATEMENT OF OPERATIONS (UNAUDITED)
                      FOR THE YEAR ENDED OCTOBER 31, 2000





                                                        ---------------------------------------------------------------------------
                                                           ALLEGHANY/              ABN AMRO                             PRO FORMA
                                                         CHICAGO TRUST             BALANCED         PRO FORMA            COMBINED
                                                         BALANCED FUND               FUND          ADJUSTMENTS           (NOTE 1)
                                                        ---------------------------------------------------------------------------
Investment Income:
        Dividend Income                                  $  1,140,606           $   644,941        $       -           $ 1,785,547
        Interest Income                                     8,690,611             2,055,586                -            10,746,197
                                                        ---------------------------------------------------------------------------
              Total Investment Income                       9,831,217             2,700,527                -            12,531,744
                                                        ---------------------------------------------------------------------------


Expenses:
        Investment advisory fees                            2,139,983               588,368                -  (a)        2,728,351
        Distribution expenses                                 764,280                 7,294          202,837  (a)          974,411
        Transfer agent fees                                    29,798                24,439            8,442  (c)           62,679
        Administration fees                                   178,014               176,788         (146,463) (a)          208,339
        Registration fees                                      16,689                15,033           (3,193) (b)           28,529
        Custodian fees                                         21,169                14,877           (5,900) (b)           30,146
        Amortization of organization costs                      1,232                     -           (1,232) (b)                -
        Professional fees                                      22,111                16,636          (12,097) (b)           26,650
        Reports to shareholder expense                         25,371                 7,199            5,032  (c)           37,602
        Trustees fees                                          10,878                 2,054           (2,454) (b)           10,478
        Other expenses                                            499                 4,305           14,650  (c)           19,454
        Shareholder Service fees                                    -                 7,294           (7,294) (b)                -
                                                        ---------------------------------------------------------------------------

        Net Expenses                                        3,210,024               864,287           52,328             4,126,639
                                                        ---------------------------------------------------------------------------

Net Investment Income                                       6,621,193             1,836,240          (52,328)            8,405,105
                                                        ---------------------------------------------------------------------------

Net Realized Gain on Investments                           22,637,439             6,843,133                -            29,480,572
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                           12,662,153            (6,740,032)               -             5,922,121
                                                        ---------------------------------------------------------------------------

Net Realized and Unrealized Gain on Investments            35,299,592               103,101                -            35,402,693
                                                        ---------------------------------------------------------------------------

Net Increase in Net Assets Resulting from Operations     $ 41,920,785           $ 1,939,341        $ (52,328)          $43,807,798
                                                        ===========================================================================




(a) Reflects adjustment to the acquired fund contractual fee level.
(b) Reflects expected savings when the two funds become one.
(c) Reflects expected increase when the two funds become one.

                   ALLEGHANY/CHICAGO TRUST BALANCED FUND
                          ABN AMRO BALANCED FUND
          PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                              APRIL 30, 2001



      SHARES/PAR VALUE      DESCRIPTION                                                  MARKET VALUE
------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/
 CHICAGO                                                                ALLEGHANY/
  TRUST    ABN AMRO   PRO                                                CHICAGO      ABN AMRO       PRO
 BALANCED  BALANCED  FORMA                                            TRUST BALANCED  BALANCED      FORMA      PRO FORMA
   FUND      FUND   COMBINED                                              FUND          FUND      ADJUSTMENT    COMBINED
------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS - 60.37%
                            ADVERTISING - 1.20%
 50,000        -     50,000 Omnicom Group, Inc.                       $ 4,392,500  $        -  $       -     $ 4,392,500
                                                                      --------------------------------------------------

                            BASIC MATERIALS - 0.24%
      -   11,600     11,600 Alcoa                                               -     480,240          -         480,240
      -    9,100      9,100 du Pont (E.I.) deNemours                            -     411,229          -         411,229
                                                                      --------------------------------------------------
                                                                                -     891,469          -         891,469
                                                                      --------------------------------------------------

                            CAPITAL GOODS - 5.53%
      -    6,300      6,300 Emerson Electric                                    -     419,895          -         419,895
150,000   34,600    184,600 General Electric Co.                        7,279,500   1,679,138          -       8,958,638
      -   14,000     14,000 Gentex*                                             -     378,000          -         378,000
 65,000        -     65,000 Illinois Tool Works, Inc.                   4,119,700           -          -       4,119,700
 70,000        -     70,000 Johnson Controls, Inc.                      5,068,000           -          -       5,068,000
      -   14,000     14,000 Tyco International                                  -     747,180          -         747,180
      -    6,600      6,600 United Technologies                                 -     515,328          -         515,328
                                                                      --------------------------------------------------
                                                                       16,467,200   3,739,541          -      20,206,741
                                                                      --------------------------------------------------

                            CHEMICALS - 0.78%
 60,000        -     60,000 Praxair, Inc.                               2,839,800           -          -       2,839,800
                                                                      --------------------------------------------------

                            COMMERCIAL SERVICES - 1.29%
125,000        -    125,000 Ecolab, Inc.                                4,728,750           -          -       4,728,750
                                                                      --------------------------------------------------

                            COMMUNICATIONS SERVICES - 0.82%
      -   16,700     16,700 AOL Time Warner, Inc.*                              -     843,350          -         843,350
      -   23,900     23,900 AT&T                                                -     532,492          -         532,492
      -    9,000      9,000 Palm*                                               -      72,090          -          72,090
      -   16,800     16,800 Verizon Communications                              -     925,176          -         925,176
      -    7,895      7,895 Williams Communications Group, Inc.*                -      35,686          -          35,686
      -   31,300     31,300 WorldCom*                                           -     571,225          -         571,225
                                                                      --------------------------------------------------
                                                                                -   2,980,019          -       2,980,019
                                                                      --------------------------------------------------

                            CONSUMER CYCLICALS - 9.03%
105,000        -    105,000 Cintas Corp.                                4,600,050           -          -       4,600,050
      -   12,700     12,700 Ford Motor Co.                                      -     374,396          -         374,396
151,000        -    151,000 Harley-Davidson, Inc.                       6,959,590           -          -       6,959,590
 72,000   11,900     83,900 Home Depot, Inc. (The)                      3,391,200     560,490          -       3,951,690
      -   10,300     10,300 Interpublic Group                                   -     349,685          -         349,685
 82,000        -     82,000 Kohl's Corp.*                               5,006,920           -          -       5,006,920
      -    6,800      6,800 Lowe's                                              -     428,400          -         428,400
      -    8,300      8,300 Sabre Holdings                                      -     413,838          -         413,838
      -   15,500    115,500 Service International*                              -     539,385          -         539,385
100,000        -    100,000 Starbucks Corp.*                            1,935,000           -          -       1,935,000
      -    9,400      9,400 Target                                              -     361,430          -         361,430
      -    9,200      9,200 TMP Worldwide*                                      -     443,808          -         443,808
157,000        -    157,000 Walgreen Co.                                6,716,460           -          -       6,716,460
      -   18,200     18,200 Wal-Mart Stores                                     -     941,668          -         941,668
                                                                      --------------------------------------------------
                                                                       28,609,220   4,413,100          -      33,022,320
                                                                      --------------------------------------------------

                            CONSUMER STAPLES - 0.98%
      -   10,800     10,800 Anheuser-Busch                                      -     431,892          -         431,892
      -    7,900      7,900 CVS                                                 -     465,705          -         465,705
      -   19,700     19,700 Disney (Walt)                                       -     595,925          -         595,925
      -    7,700      7,700 Kimberly-Clark                                      -     457,380          -         457,380
      -   11,200     11,200 McDonald's                                          -     308,000          -         308,000
      -   11,700     11,700 Philip Morris                                       -     586,287          -         586,287
      -    8,600      8,600 Safeway*                                            -     466,980          -         466,980
      -   19,700     19,700 SUPERVALU                                           -     269,299          -         269,299
                                                                      --------------------------------------------------
                                                                                -   3,581,468          -       3,581,468
                                                                      --------------------------------------------------

                            ENERGY - 2.72%
      -    5,600      5,600 Apache                                              -     358,176          -         358,176
      -    6,699      6,699 El Paso Corp.                                       -     460,891          -         460,891
      -    2,800      2,800 Enron                                               -     175,616          -         175,616
      -    8,000      8,000 EOG Resources                                       -     371,120          -         371,120
      -   13,100     13,100 Exxon Mobil                                         -   1,160,660          -       1,160,660
      -   10,800     10,800 Halliburton                                         -     466,668          -         466,668
      -   16,200     16,200 Petro-Canada                                        -     447,606          -         447,606
 71,000        -     71,000 Schlumberger, Ltd.                          4,707,300           -          -       4,707,300
      -    8,200      8,200 Texaco                                              -     592,696          -         592,696
 14,520        -     14,520 Transocean Sedco Forex, Inc.                  788,146           -          -         788,146
      -    9,600      9,600 Williams                                            -     404,832          -         404,832
                                                                      --------------------------------------------------
                                                                        5,495,446   4,438,265          -       9,933,711
                                                                      --------------------------------------------------

                            FINANCE - 11.64%
144,000        -    144,000 AFLAC, Inc.                                 4,579,200           -          -       4,579,200
      -    7,800      7,800 Alliance Capital Management Holdings                -     359,580          -         359,580
      -   13,500     13,500 American Express                                    -     572,940          -         572,940
      -   11,000     11,000 American General                                    -     479,710          -         479,710
 66,000   13,100     79,100 American International Group, Inc.          5,398,800   1,071,580          -       6,470,380
 71,000   23,100     94,100 Citigroup, Inc.                             3,489,650   1,135,365          -       4,625,015
123,000        -    123,000 Federal Home Loan Mortgage Corp.            8,093,400           -          -       8,093,400
      -    7,500      7,500 Household International                             -     480,150          -         480,150
      -    9,700      9,700 John Hancock Financial Services                     -     360,355          -         360,355
      -   15,100     15,100 JP Morgan Chase & Co.                               -     724,498          -         724,498
 39,000        -     39,000 Marsh & McLennan Cos., Inc.                 3,761,160           -          -       3,761,160
 95,000        -     95,000 MBNA Corp.                                  3,386,750           -          -       3,386,750
      -    8,900      8,900 Merrill Lynch                                       -     549,130          -         549,130
110,000   26,300    136,300 Schwab (Charles) Corp.                      2,178,000     520,740          -       2,698,740
200,000   24,667    224,667 U.S. Bancorp                                4,236,000     522,447          -       4,758,447
      -   13,600     13,600 Wells Fargo                                         -     638,792          -         638,792
                                                                      --------------------------------------------------
                                                                       35,122,960   7,415,287          -      42,538,247
                                                                      --------------------------------------------------



               See Notes to Pro Forma Financial Statements

                   ALLEGHANY/CHICAGO TRUST BALANCED FUND
                          ABN AMRO BALANCED FUND
          PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                              APRIL 30, 2001




      SHARES/PAR VALUE          DESCRIPTION                                                     MARKET VALUE
------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/
 CHICAGO                                                                ALLEGHANY/
  TRUST    ABN AMRO   PRO                                                CHICAGO      ABN AMRO       PRO
 BALANCED  BALANCED  FORMA                                            TRUST BALANCED  BALANCED      FORMA      PRO FORMA
   FUND      FUND   COMBINED                                              FUND          FUND      ADJUSTMENT    COMBINED
------------------------------------------------------------------------------------------------------------------------
                                FOOD AND BEVERAGES - 2.52%
  327,000           -   327,000 Sysco Corp.                             9,195,240   $        -  $     -      $ 9,195,240
                                                                      --------------------------------------------------

                                HEALTH CARE SERVICES - 6.06%
        -      10,700    10,700 Abbott Labs                                     -      496,266        -          496,266
        -      13,100    13,100 Bristol-Myers Squibb                            -      733,600        -          733,600
  120,000           -   120,000 Cardinal Health, Inc.                   8,088,000            -        -        8,088,000
        -       7,300     7,300 Eli Lilly                                       -      620,500        -          620,500
        -       9,000     9,000 Guidant*                                        -      369,000        -          369,000
        -       7,100     7,100 Johnson & Johnson                               -      685,008        -          685,008
   36,000           -    36,000 Merck & Co., Inc.                       2,734,920            -        -        2,734,920
  125,000      28,400   153,400 Pfizer, Inc.                            5,412,500    1,229,720        -        6,642,220
        -      14,900    14,900 Schering-Plough                                 -      574,246        -          574,246
        -      10,000    10,000 Tenet Healthcare*                               -      446,400        -          446,400
        -       7,500     7,500 Watson Pharmaceutical*                          -      373,500        -          373,500
        -       4,000     4,000 Wellpoint Health Networks*                      -      393,000        -          393,000
                                                                      --------------------------------------------------
                                                                       16,235,420    5,921,240        -       22,156,660
                                                                      --------------------------------------------------

                                TECHNOLOGY - 13.08%
        -      13,800    13,800 Acxiom*                                         -      209,346        -          209,346
        -      10,800    10,800 Analog Devices*                                 -      510,948        -          510,948
   50,000           -    50,000 Computer Sciences Corp.*                1,781,500            -        -        1,781,500
  197,887           -   197,887 Dell Computer Corp.*                    5,192,555            -        -        5,192,555
  138,000           -   138,000 Electronic Data Systems Corp.           8,901,000            -        -        8,901,000
  135,000      16,200   151,200 EMC Corp.*                              5,346,000      641,520        -        5,987,520
  148,000      27,300   175,300 Intel Corp.                             4,574,680      843,843        -        5,418,523
        -       8,400     8,400 International Business Machines                 -      967,176        -          967,176
   63,000      23,600    86,600 Microsoft Corp.*                        4,268,250    1,598,900        -        5,867,150
  346,000      26,700   372,700 Oracle Corp.*                           5,591,360      431,472        -        6,022,832
        -       3,200     3,200 PMC-Sierra*                                     -      133,280        -          133,280
        -      23,900    23,900 Sun Microsystems*                               -      409,168        -          409,168
        -      11,700    11,700 Teradyne*                                       -      462,150        -          462,150
  112,000           -   112,000 Texas Instruments, Inc.                 4,334,400            -        -        4,334,400
        -       8,400     8,400 VERITAS Software*                               -      500,724        -          500,724
        -      18,300    18,300 Vitesse Semiconductor*                          -      620,370        -          620,370
        -      10,600    10,600 Xilinx*                                         -      503,182        -          503,182
                                                                      --------------------------------------------------
                                                                       39,989,745    7,832,079        -       47,821,824
                                                                      --------------------------------------------------

                                TELECOMMUNICATIONS EQUIPMENT - 2.51%
        -      20,900    20,900 ADC Telecommunications*                         -      156,959        -          156,959
  160,000      39,700   199,700 Cisco Systems, Inc.*                    2,716,800      674,106        -        3,390,906
        -       6,000     6,000 Corning                                         -      131,820        -          131,820
        -      15,700    15,700 JDS Uniphase*                                   -      335,666        -          335,666
  132,000           -   132,000 Nokia Corp., SP ADR                     4,513,080            -        -        4,513,080
        -      16,500    16,500 Nortel Networks                                 -      252,450        -          252,450
        -       6,800     6,800 QUALCOMM*                                       -      390,048        -          390,048
                                                                      --------------------------------------------------
                                                                        7,229,880    1,941,049        -        9,170,929
                                                                      --------------------------------------------------

                                UTILITIES - 1.97%
  134,000           -           AES Corp.*                              6,387,780            -        -        6,387,780
        -       8,300     8,300 Calpine*                                        -      473,017        -          473,017
        -       3,339     3,339 Mirant Corp.                                    -      136,231        -          136,231
        -       8,400     8,400 Southern                                        -      196,476        -          196,476
                                                                      --------------------------------------------------
                                                                        6,387,780      805,724        -        7,193,504
                                                                      --------------------------------------------------
                                TOTAL COMMON STOCKS                   176,693,941   43,959,241        -      220,653,182
                                                                      --------------------------------------------------
                                (Cost $120,168,152, $46,334,442
                                and $166,502,594)

             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 18.64%

                                FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.43%
$    4,347 $        -   $ 4,347 7.500%, 04/01/08, Gold Pool # E46250        4,484            -        -            4,484
         -    400,000   400,000 5.125%, 10/15/08                                -      382,000        -          382,000
   456,966          -   456,966 6.500%, 06/01/09, Gold Pool # E59122      461,536            -        -          461,536
         -  1,163,653 1,163,653 7.000%, 01/01/15, Pool # E79764                 -    1,189,350        -        1,189,350
         -    350,000   350,000 6.500%, 05/15/24, REMIC, CMO,
                                Series 2149, Class TF                           -      352,524        -          352,524
 1,166,002          - 1,166,002 6.500%, 06/01/29, Gold Pool # C00785    1,155,435            -        -        1,155,435
         -    200,000   200,000 6.750%, 09/15/29                                -      205,421        -          205,421
 2,029,664          - 2,029,664 7.500%, 11/01/29, Gold Pool # C32468    2,075,331            -        -        2,075,331
         -    867,186   867,186 7.500%, 09/01/30, Pool # C41497                 -      886,354        -          886,354
 2,248,078          - 2,248,078 6.000%, 03/01/31, Gold Pool # C48593    2,173,610            -        -        2,173,610
                                                                       -------------------------------------------------
                                                                        5,870,396    3,015,649        -        8,886,045
                                                                       -------------------------------------------------

                                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.01%
         -    425,000   425,000 5.625%, 05/14/04                                -      431,674        -          431,674
         -    700,000   700,000 7.000%, 07/15/05                                -      742,911        -          742,911
         -    325,000   325,000 6.000%, 05/15/08, Pool # 781187                 -      328,628        -          328,628
         -    270,000   270,000 6.180%, 02/19/09, MTN                           -      267,216        -          267,216
   749,062          -   749,062 7.000%, 01/01/13, Pool # 313966           764,746            -        -          764,746
   569,118          -   569,118 7.000%, 03/01/13, Pool # 251572           581,034            -        -          581,034
 1,227,491          - 1,227,491 6.000%, 08/01/13, Pool # 323250         1,217,901            -        -        1,217,901
 1,077,438          - 1,077,438 6.500%, 12/01/27, Pool # 402846         1,066,663            -        -        1,066,663
   504,691          -   504,691 6.500%, 02/01/28, Pool # 398205           499,644            -        -          499,644
         -    573,290   573,290 6.500%, 05/01/28, Pool # 436779                 -      567,294        -          567,294
 1,855,848          - 1,855,848 7.000%, 08/01/28, Pool # 437140         1,871,506            -        -        1,871,506
 1,031,403          - 1,031,403 6.500%, 09/01/28, Pool # 430877         1,021,089            -        -        1,021,089
         -    623,305   623,305 7.000%, 02/01/29, Pool # 323542                 -      628,369        -          628,369
         -    548,752   548,752 7.000%, 03/01/29, Pool # 323657                 -      553,211        -          553,211
 1,354,928          - 1,354,928 6.500%, 03/01/29, Pool # 489367         1,341,378            -        -        1,341,378
 1,002,922          - 1,002,922 6.500%, 06/01/29, Pool # 501319           992,892            -        -          992,892
 1,017,689          - 1,017,689 6.500%, 07/01/29, Pool # 503280         1,007,512            -        -        1,007,512
         -    572,061   572,061 6.500%, 08/01/29, Pool # 252645                 -      566,079        -          566,079
         -    448,657   448,657 7.000%, 09/01/29, Pool # 252716                 -      452,908        -          452,908
         -    713,819   713,819 8.000%, 02/01/30, Pool # 535148                 -      738,400        -          738,400



               See Notes to Pro Forma Financial Statements

                   ALLEGHANY/CHICAGO TRUST BALANCED FUND
                          ABN AMRO BALANCED FUND
          PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                              APRIL 30, 2001




       SHARES/PAR VALUE               DESCRIPTION                                                     MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/
 CHICAGO                                                                ALLEGHANY/
  TRUST    ABN AMRO   PRO                                                CHICAGO      ABN AMRO       PRO
 BALANCED  BALANCED  FORMA                                            TRUST BALANCED  BALANCED      FORMA      PRO FORMA
   FUND      FUND   COMBINED                                              FUND          FUND      ADJUSTMENT    COMBINED
----------------------------------------------------------------------------------------------------------------------------
                                   FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$1,861,211  $        - $ 1,861,211 7.500%, 04/01/30, Pool # 536618       $ 1,901,343 $        -       $   -      $ 1,901,343
 2,135,447           -   2,135,447 7.500%, 05/01/30, Pool # 536420         2,181,493          -           -        2,181,493
         -   1,595,654   1,595,654 7.000%, 05/01/30, Pool # 535308                 -  1,608,619           -        1,608,619
         -     314,420     314,420 8.000%, 06/01/30, Pool # 535351                 -    325,347           -          325,347
         -     300,000     300,000 7.500%, 04/15/31, TBA                           -    306,394           -          306,394
                                                                         ---------------------------------------------------
                                                                          14,447,201  7,517,050           -       21,964,251
                                                                         ---------------------------------------------------

                                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.99%
 1,307,123           -   1,307,123 7.000%, 12/15/01, Pool # 781011         1,341,843          -           -        1,341,843
   410,808           -     410,808 8.000%, 06/15/17, Pool # 191897           424,544          -           -          424,544
   885,356           -     885,356 7.000%, 09/15/23, Pool # 361807           895,870          -           -          895,870
   438,745           -     438,745 7.000%, 10/15/23, Pool # 345894           443,955          -           -          443,955
   623,855           -     623,855 7.000%, 10/15/23, Pool # 370850           631,263          -           -          631,263
         -     349,209     349,209 7.000%, 12/15/23, Pool # 366646                 -    353,210           -          353,210
   989,410           -     989,410 6.500%, 03/15/26, Pool # 422527           981,989          -           -          981,989
   228,317           -     228,317 7.500%, 06/15/27, Pool # 446811           233,954          -           -          233,954
   996,983           -     996,983 7.500%, 06/15/27, Pool # 447652         1,021,596          -           -        1,021,596
   674,423           -     674,423 6.500%, 08/15/27, Pool # 780615           664,307          -           -          664,307
   302,400           -     302,400 7.500%, 07/15/28, Pool # 464709           309,866          -           -          309,866
 1,718,333           -   1,718,333 6.000%, 01/15/29, Pool # 457858         1,672,153          -           -        1,672,153
 1,700,235           -   1,700,235 7.000%, 03/15/29, Pool # 505567         1,720,426          -           -        1,720,426
         -     911,381     911,381 7.000%, 01/20/30, Pool # 002866                 -    918,121           -          918,121
         -     416,922     416,922 8.000%, 06/15/30, TBA                           -    430,794           -          430,794
 2,500,000           -   2,500,000 7.000%, 03/15/31, Pool # 547577         2,529,688          -           -        2,529,688
                                                                         ---------------------------------------------------
                                                                          12,871,454  1,702,125           -       14,573,579
                                                                         ---------------------------------------------------

                                   U.S. TREASURY BONDS - 2.72%
         -   1,850,000   1,850,000 7.250%, 05/15/16                                -  2,115,360           -        2,115,360
 1,500,000           -   1,500,000 7.125%, 02/15/23                        1,718,362          -           -        1,718,362
 2,500,000           -   2,500,000 6.250%, 08/15/23                        2,599,500          -           -        2,599,500
 2,500,000           -   2,500,000 6.000%, 02/15/26                        2,526,365          -           -        2,526,365
         -     950,000     950,000 6.250%, 05/15/30                                -  1,002,102           -        1,002,102
                                                                         ---------------------------------------------------
                                                                           6,844,227  3,117,462           -        9,961,689
                                                                         ---------------------------------------------------

                                   U.S. TREASURY INFLATION
                                   INDEX NOTES - 2.11%
 4,930,425           -   4,930,425 3.625%, 07/15/02                        5,025,957          -           -        5,025,957
 2,630,408           -   2,630,408 3.375%, 01/15/07                        2,674,798          -           -        2,674,798
                                                                         ---------------------------------------------------
                                                                           7,700,755          -           -        7,700,755
                                                                         ---------------------------------------------------

                                   U.S. TREASURY NOTES - 1.38%
 3,500,000           -   3,500,000 6.500%, 08/15/05                        3,719,684          -           -        3,719,684
         -   1,200,000   1,200,000 7.000%, 07/15/06                                -  1,308,302           -        1,308,302
                                                                         ---------------------------------------------------
                                                                           3,719,684  1,308,302           -        5,027,986
                                                                         ---------------------------------------------------
                                   TOTAL U.S. GOVERNMENT
                                   AND AGENCY OBLIGATIONS                 51,453,717 16,660,588           -       68,114,305
                                                                         ---------------------------------------------------
                                   (Cost $50,746,768, $16,209,971
                                   and $66,956,739)

             CORPORATE NOTES AND BONDS - 15.31%

                                   BASIC MATERIALS - 0.29%
               330,000     330,000 Dow Chemical, Debentures
                                   7.375%, 11/01/29                                -    337,772           -          337,772
   775,000           -     775,000 IMC Global, Inc.
                                   7.625%, 11/01/05                          703,578          -           -          703,578
                                                                         ---------------------------------------------------
                                                                             703,578    337,772           -        1,041,350
                                                                         ---------------------------------------------------

                                   CABLE TELEVISION - 0.41%
 1,500,000           -   1,500,000 CSC Holdings, Inc., Senior Notes
                                   7.875%, 12/15/07                        1,515,448          -           -        1,515,448
                                                                         ---------------------------------------------------

                                   COMMERCIAL SERVICES - 0.71%
 1,875,000           -   1,875,000 Cendant Corp., Subordinated
                                   Debentures, Convertible (A)
                                   3.000%, 02/15/02                        1,839,844          -           -        1,839,844
 1,000,000     300,000   1,300,000 Comdisco, Inc.
                                   5.950%, 04/30/02                          585,000    174,000           -          759,000
                                                                         ---------------------------------------------------
                                                                           2,424,844    174,000           -        2,598,844
                                                                         ---------------------------------------------------
                                   COMMUNICATIONS SERVICES - 0.47%
         -     750,000     750,000 360 Communications, Senior Notes
                                   7.125%, 03/01/03                                -    769,061           -          769,061
         -     475,000     475,000 Jones Intercable, Senior Notes
                                   9.625%, 03/15/02                                -    491,031           -          491,031
         -     275,000     275,000 Viacom, Senior Debentures
                                   7.875%, 07/30/30                                -    287,937           -          287,937
         -     185,000     185,000 WorldCom, Senior Notes
                                   6.250%, 08/15/03                                -    183,968           -          183,968
                                                                         ---------------------------------------------------
                                                                                   -  1,731,997           -        1,731,997
                                                                         ---------------------------------------------------

                                   CONSUMER CYCLICALS - 0.86%
         -     350,000     350,000 Federated Department Stores,
                                   Senior Notes
                                   8.125%, 10/15/02                                -    362,620           -          362,620
         -     310,000     310,000 Ford Motor Co.
                                   7.450%, 07/16/31                                -    301,971           -          301,971
 2,000,000           -   2,000,000 Kmart Corp., Debentures
                                   7.950%, 02/01/23                        1,676,642          -           -        1,676,642
         -     775,000     775,000 Wal-Mart Stores, Senior Notes
                                   6.875%, 08/10/09                                -    804,909           -          804,909
                                                                         ---------------------------------------------------
                                                                           1,676,642  1,469,500           -        3,146,142
                                                                         ---------------------------------------------------





               See Notes to Pro Forma Financial Statements

                   ALLEGHANY/CHICAGO TRUST BALANCED FUND
                          ABN AMRO BALANCED FUND
          PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                              APRIL 30, 2001




        SHARES/PAR VALUE               DESCRIPTION                                            MARKET VALUE
------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/
 CHICAGO                                                                ALLEGHANY/
  TRUST    ABN AMRO   PRO                                                CHICAGO      ABN AMRO       PRO
 BALANCED  BALANCED  FORMA                                            TRUST BALANCED  BALANCED      FORMA      PRO FORMA
   FUND      FUND   COMBINED                                              FUND          FUND      ADJUSTMENT    COMBINED
------------------------------------------------------------------------------------------------------------------------
                                   ENERGY - 0.66%
$ 1,100,000  $      -  $ 1,100,000 CMS Energy Corp., Senior Notes
                                   7.625%, 11/15/04                    $ 1,079,184  $        -  $      -      $ 1,079,184
              350,000      350,000 Conoco, Inc., Senior Notes
                                   5.900%, 04/15/04                              -     355,129         -          355,129
  1,000,000         -    1,000,000 Conoco, Inc., Senior Notes
                                   6.950%, 04/15/29                        976,940           -         -          976,940
                                                                       --------------------------------------------------
                                                                         2,056,124     355,129         -        2,411,253
                                                                       --------------------------------------------------

                                   FINANCE - 7.85%
  1,500,000         -    1,500,000 Advanta Corp., MTN
                                   7.000%, 05/01/01                      1,500,000           -         -        1,500,000
          -   215,000      215,000 Bank One Corp.
                                   6.500%, 02/01/06                              -     218,496         -          218,496
  1,250,000         -    1,250,000 Chelsea GCA Realty
                                   Partnership, REIT
                                   7.250%, 10/21/07                      1,220,634           -         -        1,220,634
          -   405,000      405,000 CIT Group Holdings
                                   7.500%, 11/14/03                              -     421,398         -          421,398
          -   675,000      675,000 Citigroup, Subordinated Notes
                                   7.250%, 10/01/10                              -     701,437         -          701,437
  1,000,000         -    1,000,000 DVI, Inc., Senior Notes
                                   9.875%, 02/01/04                        896,250           -         -          896,250
  1,000,000         -    1,000,000 EOP Operating L.P.
                                   8.375%, 03/15/06                      1,067,945           -         -        1,067,945
  2,000,000         -    2,000,000 Federal Home Loan Bank,
                                   Series PX02
                                   6.000%, 08/15/02                      2,039,260           -         -        2,039,260
  2,000,000         -    2,000,000 Federal Home Loan Bank,
                                   Series TD06
                                   6.500%, 11/15/06                      2,095,594           -         -        2,095,594
  2,000,000         -    2,000,000 Federal Home Loan
                                   Mortgage Corp.
                                   7.000%, 07/15/05                      2,124,536           -         -        2,124,536
  1,725,000         -    1,725,000 Federal National
                                   Mortgage Association
                                   5.250%, 01/15/09                      1,660,658           -         -        1,660,658
  2,000,000         -    2,000,000 Ford Motor Credit Co., Inc.
                                   7.500%, 03/15/05                      2,081,324           -         -        2,081,324
  2,325,000   575,000    2,900,000 General Motors Acceptance Corp.
                                   7.500%, 07/15/05                      2,421,457     598,319         -        3,019,776
          -   450,000      450,000 Household Finance Corp.
                                   8.000%, 05/09/05                              -     479,744         -          479,744
  1,500,000         -    1,500,000 Household Finance Corp.
                                   7.875%, 03/01/07                      1,605,984           -         -        1,605,984
  2,000,000         -    2,000,000 HSBC America Capital
                                   Trust II (A)
                                   8.380%, 05/15/27                      2,011,526           -         -        2,011,526
  2,000,000         -    2,000,000 Metropolitan Life
                                   Insurance Co. (A)
                                   6.300%, 11/01/03                      2,028,640           -         -        2,028,640
          -   440,000      440,000 National Rural Utilities
                                   Cooperative Finance
                                   5.300%, 09/25/03                              -     440,550         -          440,550
  1,300,000         -    1,300,000 Pacific Mutual Life
                                   Insurance Co. (A)
                                   7.900%, 12/30/23                      1,276,293           -         -        1,276,293
    825,000         -      825,000 Prudential Insurance Co.
                                   of America (A)
                                   8.300%, 07/01/25                        853,392           -         -          853,392
          -   300,000      300,000 Spieker Properties LP, REIT
                                   7.250%, 05/01/09                              -     307,394         -          307,394
          -   120,000      120,000 Spieker Properties LP, REIT
                                   7.650%, 12/15/10                              -     119,921         -          119,921
          -   525,000      525,000 Wells Fargo
                                   6.625%, 07/15/04                              -     540,995         -          540,995
                                                                       --------------------------------------------------
                                                                        24,883,493   3,828,254         -       28,711,747
                                                                       --------------------------------------------------

                                   FOOD AND BEVERAGES - 0.06%
          -   215,000      215,000 Albertson's Inc., Senior Notes
                                   6.950%, 08/01/09                              -     211,001         -          211,001
                                                                       --------------------------------------------------

                                   HEATH CARE SERVICE - 1.26%
  1,500,000         -    1,500,000 HEALTHSOUTH Corp., Senior Notes
                                   6.875%, 06/15/05                      1,445,396           -         -        1,445,396
  2,500,000         -    2,500,000 Omnicare, Inc.
                                   5.000%, 12/01/07                      2,221,875           -         -        2,221,875
  1,000,000         -    1,000,000 Tenet Healthcare Corp.,
                                   Subordinated Notes
                                   6.000%, 12/01/05                        926,250           -         -          926,250
                                                                       --------------------------------------------------
                                                                         4,593,521           -         -        4,593,521
                                                                       --------------------------------------------------

                                   METALS AND MINING - 0.13%
    975,000         -      975,000 Lukens, Inc.
                                   7.625%, 08/01/04                        469,677           -         -          469,677
                                                                       --------------------------------------------------

                                   PRINTING AND PUBLISHING - 0.51%
  2,000,000         -    2,000,000 News America Holdings, Inc.,
                                   Senior Debentures
                                   7.750%, 02/01/24                      1,864,732           -         -        1,864,732
                                                                       --------------------------------------------------

                                   TECHNOLOGY - 0.11%
    400,000         -      400,000 International Business
                                   Machines, MTN
                                   5.625%, 04/12/04                              -     403,545         -           403,545
                                                                       ---------------------------------------------------

                                   TRANSPORTATION - 0.43%
  1,196,630         -    1,196,630 American Airlines, Inc.,
                                   Series 1999-1
                                   6.855%, 04/15/09                      1,225,553           -         -        1,225,553
    348,647         -      348,647 Delta Air Lines Equipment Trust,
                                   Series 1992-A
                                   8.540, 01/02/07                         353,361           -         -          353,361
                                                                       --------------------------------------------------
                                                                         1,578,914           -         -        1,578,914
                                                                       --------------------------------------------------





               See Notes to Pro Forma Financial Statements

                   ALLEGHANY/CHICAGO TRUST BALANCED FUND
                          ABN AMRO BALANCED FUND
          PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                              APRIL 30, 2001




      SHARES/PAR VALUE               DESCRIPTION                                                     MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/
 CHICAGO                                                                        ALLEGHANY/
  TRUST        ABN AMRO   PRO                                                     CHICAGO      ABN AMRO       PRO
 BALANCED      BALANCED  FORMA                                                TRUST BALANCED   BALANCED      FORMA      PRO FORMA
   FUND          FUND   COMBINED                                                   FUND          FUND      ADJUSTMENT    COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
                                    UTILITIES - 1.28%
$ 1,000,000  $        - $ 1,000,000 Gulf States Utilities,
                                    First Mortgage, Series A
                                    8.250%, 04/01/04                            $ 1,048,047  $          -  $       -  $   1,048,047
          -     400,000     400,000 Long Island Lighting, Debentures
                                    8.200%, 03/15/23                                      -       396,320          -        396,320
  1,250,000           -   1,250,000 Mirant Corp., Series A
                                    8.625%, 06/30/12                              1,293,626             -          -      1,293,626
          -     290,000     290,000 Niagara Mohawk Power Corp.,
                                    Series G, Senior Notes
                                    7.750%, 10/01/08                                      -       295,946          -        295,946
  1,925,000           -   1,925,000 Niagara Mohawk Power Corp.,
                                    Series H, Senior Notes, Step Coupon
                                    8.500%, 07/01/10                              1,636,250             -          -      1,636,250
                                                                               ----------------------------------------------------
                                                                                  3,977,923       692,266          -      4,670,189
                                                                               ----------------------------------------------------

                                    WASTE DISPOSAL - 0.28%
          -     210,000     210,000 Republic Services, Inc.
                                    7.125%, 05/15/09                                      -       205,349          -        205,349
    840,000           -     840,000 Waste Management, Inc.,
                                    Subordinated Notes
                                    4.000%, 02/01/02                                824,250             -          -        824,250
                                                                               -----------------------------------------------------
                                                                                    824,250       205,349          -      1,029,599
                                                                               -----------------------------------------------------
                                    TOTAL CORPORATE NOTES AND BONDS              46,569,146     9,408,813          -     55,977,959
                                                                               -----------------------------------------------------
                                    (Cost $46,654,671, $9,346,819
                                     and $56,001,490)
              YANKEE BONDS - 1.17%
          -     515,000     515,000 Korea Electric Power,
                                    Yankee Debentures
                                    6.000%, 12/01/26                                      -       514,249          -        514,249
          -     375,000     375,000 Norsk Hydro, Yankee Notes
                                    6.700%, 01/15/18                                      -       352,264          -        352,264
  1,000,000           -   1,000,000 Petroliam Nasional Berhad (A)
                                    7.625%, 10/15/26                                824,944             -          -        824,944
    727,000           -     727,000 Province of Mendoza, Collateral
                                    Oil Royalty Note (A)
                                    10.000%, 07/25/02                               701,555             -          -        701,555
  1,875,000           -   1,875,000 Skandinaviska Enskilda Banken AB,
                                    Junior Subordinated, Step Coupon (A)
                                    6.500%, 12/29/49                              1,878,178             -          -      1,878,178
                                                                               ----------------------------------------------------
                                                                                  3,404,677       866,513          -      4,271,190
                                                                               ----------------------------------------------------
                                    TOTAL YANKEE BONDS
                                    (Cost $3,187,732, $826,239
                                    and $4,013,971)

              NON-AGENCY/CMO MORTGAGE SECURITIES  - 1.24%

          -     243,795     243,795 Amresco Securitized Net Interest Trust
                                    Series 1997-1, Class A (A)
                                    7.545%, 09/26/27                                      -       218,120          -        218,120
          -     322,012     322,012 Asset Securitization
                                    Series 1995-MD4, Class A1
                                    7.100%, 08/13/29                                      -       334,791          -        334,791
          -      44,756      44,756 Equivantage Home Equity Loan Trust
                                    Series 1997-4, Class A2
                                    6.640%, 07/25/19                                      -        45,072          -         45,072
          -     335,000     335,000 Ford Credit Auto Owner Trust
                                    Series 2000-F, Class A3
                                    6.580%, 11/15/04                                      -       346,335          -        346,335
          -     310,000     310,000 GMAC Commercial Mortgage Securities
                                    Series 2000-C3, Class A2
                                    6.957%, 11/15/10                                      -       318,476          -        318,476
          -     468,328     468,328 IMC Home Equity Loan Trust
                                    Series 1997-3, Class A5
                                    7.140%, 09/20/23                                      -       477,849          -        477,849
    600,000           -     600,000 Midland Realty Acceptance Corp., CMO,
                                    Series 1996-C1, Class A2
                                    7.475%, 08/25/28                                622,313             -          -        622,313
  1,000,000           -   1,000,000 Morgan (J.P.) Commercial Mortgage
                                    Finance Corp.
                                    CMO, Series 1999-C7, Class A2
                                    6.507%, 10/15/35                              1,010,781             -          -      1,010,781
    759,779           -     759,779 Nomura Asset Securities Corp.,
                                    Series 1998-D6, Class A1A
                                    6.280%, 03/17/28                                773,725             -          -        773,725
          -     350,000     350,000 Salomon Brothers Mortgage Securities
                                    Series 2000-C2, Class A2
                                    7.455%, 04/18/10                                      -       370,244          -        370,244
                                                                               ----------------------------------------------------
                                    TOTAL NON-AGENCY/CMO MORTGAGE SECURITIES      2,406,819     2,110,887          -      4,517,706
                                                                               ----------------------------------------------------
                                    (Cost $2,362,293, $2,076,169
                                    and $4,438,462)

              FOREIGN GOVERNMENT BOND - 0.15%
    575,000           -     575,000 Republic of Brazil
                                    10.250%, 01/11/06                               556,313             -          -        556,313
                                                                               ----------------------------------------------------
                                    TOTAL FOREIGN GOVERNMENT BOND
                                    (Cost $568,949, $0 and $568,949)


              REPURCHASE AGREEMENTS - 2.96%

  9,194,000           -   9,194,000 Bank One 4.630%, dated 04/30/01 to be
                                    repurchased on 05/01/01 at $9,195,182
                                    (Collateralized by U.S. Government
                                    Agency Obligations with interest rates
                                    from 4.875% to 7.625% and maturities
                                    from 06/14/01 to 07/19/07; Total Par
                                    $8,991,000)                                   9,194,000             -                 9,194,000

          -   1,637,898   1,637,898 SEI 4.580%, dated 04/30/01 to be
                                    repurchased on 05/01/01 at $1,638,106
                                    (Collateralized by U.S. Government
                                    Agency Obligation 6.000%, 06/01/14
                                    Total Par $1,980,000)                                 -     1,637,898          -      1,637,898
                                                                               ----------------------------------------------------
                                    TOTAL REPURCHASE AGREEMENTS                   9,194,000     1,637,898          -     10,831,898
                                                                               ----------------------------------------------------
                                    (Cost $9,194,000, $1,637,898
                                    and $10,831,898)
                                                                               ----------------------------------------------------
                                    TOTAL INVESTMENTS - 99.84%                  290,278,613    74,643,940          -    364,922,553
                                                                               ----------------------------------------------------
                                    (Cost $232,882,565, $76,431,538
                                    and $309,314,103)
                                    NET OTHER ASSETS AND LIABILITIES - 0.16%         834,081     (217,112)   (25,566)       591,403
                                                                               ----------------------------------------------------
                                    NET ASSETS - 100.00%                       $ 291,112,694 $ 74,426,828  $ (25,566) $ 365,513,956
                                                                               ====================================================



*   Non-income producing security.



(A) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be sold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2001, these securities amounted to $11,632,492 or 3.18% of net assets.



CMO                            Collateralized Mortgage Obligation
MTN                            Medium Term Note
REIT                           Real Estate Investment Trust
SP ADR                         Sponsored American Depositary Receipt
TBA                            To be announced






               See Notes to Pro Forma Financial Statements

                      ALLEGHANY/CHICAGO TRUST BALANCED FUND
                             ABN AMRO BALANCED FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000





           SHARES/PAR VALUE                DESCRIPTION                                               MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------

  ALLEGHANY    ABN AMRO                                                         ALLEGHANY
CHICAGO TRUST  BALANCED   PRO FORMA                                           CHICAGO TRUST     ABN AMRO    PRO FORMA    PRO FORMA
BALANCED FUND    FUND     COMBINED                                            BALANCED FUND  BALANCED FUND  ADJUSTMENT    COMBINED
------------------------------------------------------------------------------------------------------------------------------------
            COMMON STOCKS - 62.02%

                                    ADVERTISING - 1.34%
          -      8,900        8,900 Interpublic Group of Companies, Inc.      $          -   $    382,144   $       -  $     382,144
     50,000          -       50,000 Omnicom Group, Inc.                          4,612,500              -           -      4,612,500
          -      5,200        5,200 TMP Worldwide, Inc.                                  -        361,969           -        361,969
                                                                              ------------------------------------------------------
                                                                                 4,612,500        744,113           -      5,356,613
                                                                              ------------------------------------------------------

                                    AEROSPACE / DEFENSE - 0.09%
          -     13,700       13,700 Ford Motor Co.                                       -        357,912           -        357,912
                                                                              ------------------------------------------------------

                                    BASIC MATERIALS  - 0.12%
          -     16,200       16,200 Alcoa, Inc.                                          -        464,737           -        464,737
                                                                              ------------------------------------------------------

                                    CAPITAL GOODS - 0.74%
     75,000          -       75,000 Pitney Bowes, Inc.                           2,226,562              -           -      2,226,562
          -     12,900       12,900 Tyco International Ltd.                              -        731,269           -        731,269
                                                                              ------------------------------------------------------
                                                                                 2,226,562        731,269           -      2,957,831
                                                                              ------------------------------------------------------

                                    CHEMICALS - 0.76%
          -     10,200       10,200 E. I. du Pont de Nemours & Co.                       -        462,825           -        462,825
          -      9,400        9,400 Halliburton Co.                                      -        348,387           -        348,387
     60,000          -       60,000 Praxair, Inc.                                2,235,000              -           -      2,235,000
                                                                              ------------------------------------------------------
                                                                                 2,235,000        811,212           -      3,046,212
                                                                              ------------------------------------------------------

                                    COMMERCIAL SERVICES - 1.22%
    125,000          -      125,000 Ecolab, Inc.                                 4,898,437              -           -      4,898,437
                                                                              ------------------------------------------------------

                                    COMMUNICATION SERVICES - 0.61%
          -     23,900       23,900 AT&T Corp.                                           -        554,181           -        554,181
          -     15,500       15,500 Sprint Corp.                                         -        395,250           -        395,250
          -     16,600       16,600 Verizon Communications                               -        959,688           -        959,688
          -     21,900       21,900 WorldCom, Inc.                                       -        520,125           -        520,125
                                                                              ------------------------------------------------------
                                                                                         -      2,429,244           -      2,429,244
                                                                              ------------------------------------------------------

                                    CONSUMER CYCLICALS - 1.37%
    105,000                 105,000 Cintas Corp.                                 4,866,094              -           -      4,866,094
          -     11,500       11,500 Sabre Group Holdings, Inc.                           -        384,531           -        384,531
          -    103,800      103,800 Service Corp. International                          -        240,038           -        240,038
                                                                              ------------------------------------------------------
                                                                                 4,866,094        624,569           -      5,490,663
                                                                              ------------------------------------------------------

                                    CONSUMER DURABLES - 3.84%
          -      4,500        4,500 Corning Inc.                                         -        344,250           -        344,250
    151,000          -      151,000 Harley-Davidson, Inc.                        7,276,312              -           -      7,276,312
     65,000          -       65,000 Illinois Tool Works, Inc.                    3,611,562              -           -      3,611,562
     70,000          -       70,000 Johnson Controls, Inc.                       4,173,750              -           -      4,173,750
                                                                              ------------------------------------------------------
                                                                                15,061,624        344,250           -     15,405,874
                                                                              ------------------------------------------------------

                                    CONSUMER STAPLES - 0.46%
          -      7,200        7,200 Kimberly-Clark Corp.                                 -        475,200           -        475,200
          -     13,300       13,300 Philip Morris Companies, Inc.                        -        487,113           -        487,113
          -     11,800       11,800 Time Warner, Inc.                                    -        895,738           -        895,738
                                                                              ------------------------------------------------------
                                                                                         -      1,858,051           -      1,858,051
                                                                              ------------------------------------------------------

                                    ELECTRICAL - 2.68%
          -      5,400        5,400 Analog Devices, Inc.                                 -        351,000           -        351,000
          -      5,900        5,900 Emerson Electric Co.                                 -        433,281           -        433,281
          -     10,200       10,200 EOG Resources, Inc.                                  -        401,625           -        401,625
    114,000     40,900      154,900 General Electric Co.                         6,248,625      2,241,831           -      8,490,456
          -     13,200       13,200 Gentex Corp.*                                        -        326,700           -        326,700
          -     11,700       11,700 Teradyne, Inc.                                       -        365,625           -        365,625
          -      8,800        8,800 Williams Companies, Inc.                             -        367,950           -        367,950
                                                                              ------------------------------------------------------
                                                                                 6,248,625      4,488,012           -     10,736,637
                                                                              ------------------------------------------------------




                   See Note to Pro Forma Financial Statements

                      ALLEGHANY/CHICAGO TRUST BALANCED FUND
                             ABN AMRO BALANCED FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000




           SHARES/PAR VALUE                   DESCRIPTION                                           MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------

  ALLEGHANY    ABN AMRO                                                         ALLEGHANY
CHICAGO TRUST  BALANCED   PRO FORMA                                           CHICAGO TRUST     ABN AMRO    PRO FORMA    PRO FORMA
BALANCED FUND    FUND     COMBINED                                            BALANCED FUND  BALANCED FUND  ADJUSTMENT    COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                    FINANCE - 11.49%
     80,000          -       80,000 AFLAC, Inc.                               $  5,845,000   $          -   $       -  $   5,845,000
          -     10,100       10,100 American Express Co.                                 -        606,000           -        606,000
          -      2,700        2,700 American General Corp.                               -        217,350           -        217,350
     75,000     12,200       87,200 American International Group, Inc.           7,350,000      1,195,600           -      8,545,600
    100,000          -      100,000 Associates First Capital Corp., Class A      3,712,500              -           -      3,712,500
          -     12,000       12,000 Chase Manhattan Corp.                                -        546,000           -        546,000
          -     23,200       23,200 Citigroup, Inc.                                      -      1,220,900           -      1,220,900
    126,000          -      126,000 Federal Home Loan Mortgage Corp.             7,560,000              -           -      7,560,000
          -      8,100        8,100 Federal National Mortgage Association                -        623,700           -        623,700
          -     12,400       12,400 FleetBoston Financial Corp.                          -        471,200           -        471,200
          -      7,800        7,800 Household International, Inc.                        -        392,437           -        392,437
          -      8,600        8,600 Lincoln National Corp.                               -        416,025           -        416,025
     41,000          -       41,000 Marsh & McLennan Cos., Inc.                  5,360,750              -           -      5,360,750
     95,000          -       95,000 MBNA Corp.                                   3,568,437              -           -      3,568,437
          -      8,200        8,200 Merrill Lynch & Co., Inc.                            -        574,000           -        574,000
    150,000     14,600      164,600 Schwab (Charles) Corp.                       5,268,750        512,825           -      5,781,575
          -     13,400       13,400 Wells Fargo & Co.                                    -        620,587           -        620,587
                                                                              ------------------------------------------------------
                                                                                38,665,437      7,396,624           -     46,062,061
                                                                              ------------------------------------------------------

                                    FOOD AND BEVERAGE - 2.98%
          -     10,800       10,800 Anheuser-Busch Companies, Inc.                       -        494,100           -        494,100
          -     13,000       13,000 McDonald's Corp.                                     -        403,000           -        403,000
          -     12,600       12,600 Ralston Purina Co.                                   -        305,550           -        305,550
    200,000          -      200,000 Sysco Corp.                                 10,437,500              -           -     10,437,500
          -     19,700       19,700 SUPERVALU, Inc.                                      -        302,888           -        302,888
                                                                              ------------------------------------------------------
                                                                                10,437,500      1,505,538           -     11,943,038
                                                                              ------------------------------------------------------

                                    HEALTH CARE SERVICES - 4.98%
          -     10,700       10,700 Abbott Laboratories                                  -        565,094           -        565,094
          -      4,700        4,700 Biogen, Inc.                                         -        282,881           -        282,881
          -     12,800       12,800 Bristol-Myers Squibb Co.                             -        780,000           -        780,000
     75,000          -       75,000 Cardinal Health, Inc.                        7,106,250              -           -      7,106,250
          -      5,900        5,900 Guidant Corp.                                        -        312,331           -        312,331
          -      8,300        8,300 Johnson & Johnson                                    -        764,638           -        764,638
          -      8,500        8,500 Lilly (Eli) & Co.                                    -        759,688           -        759,688
     36,000          -       36,000 Merck & Co., Inc.                            3,237,750              -           -      3,237,750
    100,000     27,700      127,700 Pfizer Inc.                                  4,318,750      1,196,294           -      5,515,044
          -     12,400       12,400 Schering-Plough Corp.                                -        640,925           -        640,925
                                                                              ------------------------------------------------------
                                                                                14,662,750      5,301,851           -     19,964,601
                                                                              ------------------------------------------------------

                                    LEISURE - 0.15%
          -     16,300       16,300 Walt Disney Co.                                      -        583,744           -        583,744
                                                                              ------------------------------------------------------

                                    MEDICAL PRODUCTS AND SUPPLIES - 1.23%
    200,000          -      200,000 Sybron International Corp.*                  4,950,000              -           -      4,950,000
                                                                              ------------------------------------------------------

                                    OIL AND GAS EXTRACTION - 2.50%
          -      6,800        6,800 Apache Corp.                                         -        376,125           -        376,125
          -      5,300        5,300 Coastal Corp.                                        -        399,819           -        399,819
          -      6,200        6,200 Enron Corp.                                          -        508,788           -        508,788
          -     16,700       16,700 Exxon Mobil Corp.                                    -      1,489,431           -      1,489,431
          -     13,500       13,500 Petro-Canada                                         -        283,500           -        283,500
     75,000          -       75,000 Schlumberger, Ltd.                           5,709,375              -           -      5,709,375
     14,520          -       14,520 Transocean Sedco Forex, Inc.                   769,560              -           -        769,560
          -      8,100        8,100 Texaco, Inc.                                         -        478,406           -        478,406
                                                                              ------------------------------------------------------
                                                                                 6,478,935      3,536,069           -     10,015,004
                                                                              ------------------------------------------------------

                                    RETAIL - 4.83%
          -      7,300        7,300 CVS Corp.                                            -        386,444           -        386,444
     72,000          -       72,000 Home Depot, Inc.                             3,096,000              -           -      3,096,000
    100,000          -      100,000 Kohl's Corp.*                                5,418,750              -           -      5,418,750
          -      7,300        7,300 Lowe's Companies, Inc.                               -        333,519           -        333,519
          -      8,000        8,000 Safeway, Inc.                                        -        437,500           -        437,500
          -     15,000       15,000 Target Corp.                                         -        414,375           -        414,375
          -     14,100       14,100 The Home Depot, Inc.                                 -        606,300           -        606,300
    160,000          -      160,000 Walgreen Co.                                 7,300,000              -           -      7,300,000
          -     19,900       19,900 Wal-Mart Stores, Inc.                                -        902,963           -        902,963
          -      6,300        6,300 Xilinx, Inc.                                         -        456,356           -        456,356
                                                                              ------------------------------------------------------
                                                                                15,814,750      3,537,457           -     19,352,207
                                                                              ------------------------------------------------------




                   See Note to Pro Forma Financial Statements

                      ALLEGHANY/CHICAGO TRUST BALANCED FUND
                             ABN AMRO BALANCED FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000





           SHARES/PAR VALUE                   DESCRIPTION                                           MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------

  ALLEGHANY    ABN AMRO                                                         ALLEGHANY
CHICAGO TRUST  BALANCED   PRO FORMA                                           CHICAGO TRUST     ABN AMRO    PRO FORMA    PRO FORMA
BALANCED FUND    FUND     COMBINED                                            BALANCED FUND  BALANCED FUND  ADJUSTMENT    COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                    TECHNOLOGY - 14.86%
          -     18,700       18,700 ADC Telecommunications, Inc.              $          -   $    399,713   $       -      $ 399,713
          -     32,400       32,400 Cisco Systems, Inc.                                  -      1,745,550           -      1,745,550
     50,000          -       50,000 Computer Sciences Corp.*                     3,150,000              -           -      3,150,000
    197,887          -      197,887 Dell Computer Corp.*                         5,831,483              -           -      5,831,483
    138,000          -      138,000 Electronic Data Systems Corp.                6,477,375              -           -      6,477,375
    105,000     11,400      116,400 EMC Corp.*                                   9,351,611      1,015,312           -     10,366,923
          -     14,000       14,000 Hewlett-Packard Co.                                  -        650,125           -        650,125
    148,000     28,000      176,000 Intel Corp.                                  6,650,750      1,260,000           -      7,910,750
          -      8,600        8,600 International Business Machines Corp.                -        847,100           -        847,100
     79,000     20,700       99,700 Microsoft Corp.*                             5,443,594      1,425,712           -      6,869,306
          -     29,200       29,200 Oracle Corp.                                         -        963,600           -        963,600
          -     10,600       10,600 Palm, Inc.                                           -        567,762           -        567,762
          -      5,900        5,900 Seagate Technology, Inc.                             -        412,262           -        412,262
    140,000          -      140,000 Solectron Corp.*                             6,160,000              -           -      6,160,000
     49,000      8,600       57,600 Sun Microsystems, Inc.*                      5,431,344        953,525           -      6,384,869
          -      5,900        5,900 United Technologies Corp.                            -        411,894           -        411,894
          -      5,800        5,800 Vitesse Semiconductor Corp.                          -        405,637           -        405,637
                                                                              ------------------------------------------------------
                                                                                48,496,157     11,058,192           -     59,554,349
                                                                              ------------------------------------------------------

                                    TELECOMMUNICATIONS EQUIPMENT - 3.79%
          -      1,308        1,308 Avaya, Inc.                                          -         17,576           -         17,576
    120,000          -      120,000 Cisco Systems, Inc.*                         6,465,000              -           -      6,465,000
          -     15,700       15,700 Lucent Technologies, Inc.                            -        366,006           -        366,006
    166,000          -      166,000 Nokia Corp., SP ADR                          7,096,500              -           -      7,096,500
          -     16,500       16,500 Nortel Networks Corp.                                -        750,750           -        750,750
          -      7,700        7,700 QUALCOMM, Inc.                                       -        501,342           -        501,342
                                                                              ------------------------------------------------------
                                                                                13,561,500      1,635,674           -     15,197,174
                                                                              ------------------------------------------------------

                                    UTILITIES - 1.98%
    134,000          -      134,000 AES Corp.*                                   7,571,000              -           -      7,571,000
          -     13,100       13,100 Southern Co.                                         -        384,813           -        384,813
                                                                              ------------------------------------------------------
                                                                                 7,571,000        384,813           -      7,955,813
                                                                              ------------------------------------------------------

                                    TOTAL COMMON STOCKS                        200,786,871     47,793,331           -    248,580,202
                                                                              ------------------------------------------------------


            U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 20.90%

                                    FEDERAL HOME LOAN BANK - 1.34%
$ 3,115,000 $        -  $ 3,115,000 6.000%, 08/15/02                             3,092,074              -           -      3,092,074
  2,300,000          -    2,300,000 6.500%, 11/15/06, Series PX02                2,292,573              -           -      2,292,573
                                                                              ------------------------------------------------------
                                                                                 5,384,647              -           -      5,384,647
                                                                              ------------------------------------------------------

                                    FEDERAL HOME LOAN MORTGAGE
                                      CORPORATION - 2.97%
  2,250,000          -    2,250,000 5.750%, 07/15/03, Debentures                 2,212,951              -           -      2,212,951
  1,000,000          -    1,000,000 5.850%, 02/21/06, Series TD06                  969,284              -           -        969,284
    483,344          -      483,344 7.500%, 04/01/08, Gold Pool # E46250           487,271              -           -        487,271
          -    400,000      400,000 5.125%, 10/15/08                                     -        361,573           -        361,573
    507,992          -      507,992 6.500%, 06/01/09, Gold Pool # E59122           497,833              -           -        497,833
  3,074,763          -    3,074,763 6.000%, 10/15/11, CMO, Interest Only,
                                    Series 2101, Class TY                          423,257              -           -        423,257
          -  1,257,725    1,257,725 7.000%, 01/01/15, Gold Pool                          -      1,251,437           -      1,251,437
          -    935,000      935,000 6.500%, 05/15/24                                     -        910,302           -        910,302
  1,213,145          -    1,213,145 6.500%, 06/01/29, Gold Pool # C00785         1,167,652              -           -      1,167,652
          -    420,000      420,000 6.750%, 09/15/29                                     -        416,523           -        416,523
  2,183,734          -    2,183,734 7.500%, 11/01/29, Gold Pool # C32468         2,183,734              -           -      2,183,734
          -    997,850      997,850 7.500%, 09/01/30                                     -        997,694           -        997,694
                                                                              ------------------------------------------------------
                                                                                 7,941,982      3,937,529           -     11,879,511
                                                                              ------------------------------------------------------





                   See Note to Pro Forma Financial Statements

                      ALLEGHANY/CHICAGO TRUST BALANCED FUND
                             ABN AMRO BALANCED FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000





           SHARES/PAR VALUE                   DESCRIPTION                                           MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------

  ALLEGHANY    ABN AMRO                                                         ALLEGHANY
CHICAGO TRUST  BALANCED   PRO FORMA                                           CHICAGO TRUST     ABN AMRO    PRO FORMA    PRO FORMA
BALANCED FUND    FUND     COMBINED                                            BALANCED FUND  BALANCED FUND  ADJUSTMENT    COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                    FEDERAL NATIONAL MORTGAGE
                                      ASSOCIATION - 7.35%
$ 1,250,000 $        -  $ 1,250,000 5.625%, 03/15/01                          $  1,245,229   $          -   $       -  $   1,245,229
          -    580,000      580,000 5.510%, 04/19/02, MTN                                -        572,318           -        572,318
          -    850,000      850,000 5.625%, 05/14/04                                     -        826,535           -        826,535
          -    700,000      700,000 5.750%, 06/15/05                                     -        678,379           -        678,379
          -    325,000      325,000 7.125%, 03/15/07                                     -        334,174           -        334,174
          -    270,000      270,000 6.180%, 02/19/09, MTN                                -        256,318           -        256,318
    828,727          -      828,727 7.000%, 01/01/13, Pool # 313966                824,583              -           -        824,583
    638,536          -      638,536 7.000%, 03/01/13, Pool # 251572                635,343              -           -        635,343
  1,316,098          -    1,316,098 6.000%, 08/01/13, Pool # 323250              1,267,978              -           -      1,267,978
    523,969          -      523,969 7.500%, 02/01/23, Pool # 050706                523,478              -           -        523,478
    143,025          -      143,025 9.000%, 05/01/25, Pool # 250239                147,495              -           -        147,495
          -    212,003      212,003 7.500%, 05/01/27, Pool # 421454                      -        211,771           -        211,771
  1,185,734          -    1,185,734 6.500%, 12/01/27, Pool # 402846              1,140,527              -           -      1,140,527
    541,894          -      541,894 6.500%, 02/01/28, Pool # 398205                521,234              -           -        521,234
          -    610,645      610,645 6.500%, 05/01/28, Pool # 436779                      -        587,078           -        587,078
  2,008,016          -    2,008,016 7.000%, 08/01/28, Pool # 437140              1,969,738              -           -      1,969,738
  1,063,767          -    1,063,767 6.500%, 09/01/28, Pool # 430877              1,023,211              -           -      1,023,211
          -    675,955      675,955 7.000%, 01/01/29, Pool # 323542                      -        662,858           -        662,858
  1,394,958          -    1,394,958 6.500%, 03/01/29, Pool # 489367              1,341,775              -           -      1,341,775
          -    598,983      598,983 7.000%, 03/01/29, Pool # 323657                      -        587,377           -        587,377
  2,241,988          -    2,241,988 6.000%, 06/01/29, Pool # 190302              2,103,965              -           -      2,103,965
  1,058,233          -    1,058,233 6.500%, 06/01/29, Pool # 501319              1,017,888              -           -      1,017,888
  1,053,686          -    1,053,686 6.500%, 07/01/29, Pool # 503280              1,013,515              -           -      1,013,515
          -    591,479      591,479 6.500%, 08/01/29, Pool # 252645                      -        568,652           -        568,652
          -    474,075      474,075 7.000%, 09/01/29, Pool # 252716                      -        464,889           -        464,889
          -  1,708,198    1,708,198 7.000%, 04/01/30, Pool # 535308                      -      1,675,102           -      1,675,102
  2,237,759          -    2,237,759 7.500%, 04/01/30, Pool # 536618              2,235,661              -           -      2,235,661
  2,239,683          -    2,239,683 7.500%, 05/01/30, Pool # 536420              2,237,584              -           -      2,237,584
          -  1,075,551    1,075,551 8.000%, 06/01/30, Pool # 535351                      -      1,089,163           -      1,089,163
          -    813,554      813,554 8.000%, 07/01/30, Pool # 541239                      -        823,850           -        823,850
          -    646,000      646,000 8.000%, 07/01/30, Pool # 547026                      -        654,176           -        654,176
          -    221,943      221,943 7.500%, 09/01/30, Pool # C41497                      -        221,700           -        221,700
                                                                              ------------------------------------------------------
                                                                                19,249,204     10,214,340           -     29,463,544
                                                                              ------------------------------------------------------

                                    GOVERNMENT NATIONAL MORTGAGE
                                     ASSOCIATION - 3.68%
  1,463,786          -    1,463,786 7.000%, 12/15/11, Pool # 781011              1,466,073              -           -      1,466,073
    443,768          -      443,768 8.000%, 06/15/17, Pool # 191897                451,257              -           -        451,257
    946,421          -      946,421 7.000%, 09/15/23, Pool # 361807                934,000              -           -        934,000
    484,064          -      484,064 7.000%, 10/15/23, Pool # 345894                477,711              -           -        477,711
    651,851          -      651,851 7.000%, 10/15/23, Pool # 370850                643,295              -           -        643,295
          -    361,866      361,866 7.000%, 12/15/23, Pool # 366646                      -        357,004           -        357,004
  2,561,337          -    2,561,337 7.500%, 07/15/25, Pool # 409561              2,572,543              -           -      2,572,543
  1,035,408          -    1,035,408 6.500%, 03/15/26, Pool # 422527              1,000,463              -           -      1,000,463
    240,999          -      240,999 7.500%, 06/15/27, Pool # 446811                242,053              -           -        242,053
  1,129,696          -    1,129,696 7.500%, 06/15/27, Pool # 447652              1,134,639              -           -      1,134,639
    719,320          -      719,320 6.500%, 08/15/27, Pool # 780615                695,492              -           -        695,492
    362,871          -      362,871 7.500%, 07/15/28, Pool # 464709                364,459              -           -        364,459
  1,797,062          -    1,797,062 6.000%, 01/15/29, Pool # 457858              1,694,854              -           -      1,694,854
  1,758,857          -    1,758,857 7.000%, 03/15/29, Pool # 505567              1,735,772              -           -      1,735,772
          -    979,376      979,376 7.000%, 01/20/30, Pool # 002866                      -        960,707           -        960,707
                                                                              ------------------------------------------------------
                                                                                13,412,611      1,317,711           -     14,730,322
                                                                              ------------------------------------------------------

                                    U.S. TREASURY BONDS - 3.05%
          -  1,850,000    1,850,000 7.250%, 05/15/16                                     -      2,081,774           -      2,081,774
  1,500,000          -    1,500,000 7.125%, 02/15/23                             1,706,689              -           -      1,706,689
  2,750,000          -    2,750,000 6.250%, 08/15/23                             2,837,596              -           -      2,837,596
  2,750,000          -    2,750,000 6.000%, 02/15/26                             2,756,977              -           -      2,756,977
  1,825,000          -    1,825,000 5.250%, 11/15/28                             1,659,664              -           -      1,659,664
          -  1,110,000    1,110,000 6.250%, 05/15/30                                     -      1,182,323           -      1,182,323
                                                                              ------------------------------------------------------
                                                                                 8,960,926      3,264,097           -     12,225,023
                                                                              ------------------------------------------------------

                                    U.S. TREASURY NOTES - 2.51%
  2,100,000          -    2,100,000 6.375%, 08/15/02                             2,113,623              -           -      2,113,623
  2,400,000          -    2,400,000 5.875%, 02/15/04                             2,400,178              -           -      2,400,178
          -    725,000      725,000 5.875%, 11/15/04                                     -        725,265           -        725,265
          -    900,000      900,000 6.750%, 05/15/05                                     -        933,047           -        933,047
  3,500,000          -    3,500,000 6.500%, 08/15/05                             3,598,084              -           -      3,598,084
          -    300,000      300,000 5.750%, 08/15/10                                     -        299,719           -        299,719
                                                                              ------------------------------------------------------
                                                                                 8,111,885      1,958,031           -     10,069,916
                                                                              ------------------------------------------------------


                                                                              ------------------------------------------------------
                                    TOTAL U.S. GOVERNMENT AND AGENCY
                                      OBLIGATIONS                               63,061,255     20,691,708           -    83,752,963
                                                                              ------------------------------------------------------




                   See Note to Pro Forma Financial Statements

                      ALLEGHANY/CHICAGO TRUST BALANCED FUND
                             ABN AMRO BALANCED FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000





           SHARES/PAR VALUE                   DESCRIPTION                                           MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------

  ALLEGHANY    ABN AMRO                                                         ALLEGHANY
CHICAGO TRUST  BALANCED   PRO FORMA                                           CHICAGO TRUST     ABN AMRO    PRO FORMA    PRO FORMA
BALANCED FUND    FUND     COMBINED                                            BALANCED FUND  BALANCED FUND  ADJUSTMENT    COMBINED
------------------------------------------------------------------------------------------------------------------------------------
            CORPORATE NOTES AND BONDS - 11.99%

                                    BASIS MATERIALS - 0.08%
$         - $  330,000  $   330,000 Dow Chemical Co., Debentures
                                    7.375%, 11/01/29                          $          -   $    316,120   $       -      $ 316,120
                                                                              ------------------------------------------------------

                                    CABLE TELEVISION - 0.61%
                                    CSC Holdings, Inc., Senior Notes
  1,500,000          -    1,500,000 7.875%, 12/15/07                             1,454,460              -           -      1,454,460
  1,070,000          -    1,070,000 7.250%, 07/15/08                               994,552              -           -        994,552
                                                                              ------------------------------------------------------
                                                                                 2,449,012              -           -      2,449,012
                                                                              ------------------------------------------------------

                                    CAPITAL GOODS - 0.23%
  1,210,000          -    1,210,000 Owens Illinois, Inc., Senior Notes
                                    7.850%, 05/15/04                               913,550                                   913,550
                                                                              ------------------------------------------------------

                                    CONSUMER CYCLICALS - 0.16%
          -    710,000      710,000 Ford Motor Co.
                                    7.450%, 07/16/31                                     -        654,506           -        654,506
                                                                              ------------------------------------------------------

                                    ENERGY - 0.26%
  1,100,000          -    1,100,000 CMS Energy Corp., Senior Notes
                                    7.625%, 11/15/04                             1,030,434                                 1,030,434
                                                                              ------------------------------------------------------

                                    FINANCE - 4.00%
  1,500,000          -    1,500,000 Advanta Corp., MTN
                                    7.000%, 05/01/01                             1,439,709              -           -      1,439,709
  1,250,000          -    1,250,000 Chelsea GCA Realty Partnership, REIT
                                    7.250%, 10/21/07                             1,155,796              -           -      1,155,796
          -    675,000      675,000 Citigroup Inc.
                                    7.250%, 10/01/10                                     -        669,620           -        669,620
  1,625,000          -    1,625,000 Duke Capital Corp., Senior Notes
                                    7.250%, 10/01/04                             1,639,466              -           -      1,639,466
  1,000,000          -    1,000,000 DVI, Inc., Senior Notes
                                    9.875%, 02/01/04                               910,000              -           -        910,000
  2,000,000          -    2,000,000 Ford Motor Credit Co., Inc.
                                    7.500%, 03/15/05                             2,007,066              -           -      2,007,066
                                    Household Finance Corp.
  1,000,000          -    1,000,000 7.875%, 03/01/07                             1,012,191              -           -      1,012,191
          -    450,000      450,000 8.000%, 05/09/05                                     -        460,321           -        460,321
  2,000,000          -    2,000,000 HSBC America Capital Trust II
                                    8.380, 05/15/27 (A)                          1,833,236              -           -      1,833,236
  2,000,000          -    2,000,000 Metropolitan Life Insurance Co.
                                    6.300%, 11/01/03 (A)                         1,959,388              -           -      1,959,388
  1,800,000          -    1,800,000 Pacific Mutual Life Insurance Co.
                                    7.900%, 12/30/23 (A)                         1,764,893              -           -      1,764,893
    550,000          -      550,000 Prudential Insurance Co. of America
                                    8.300%, 07/01/25 (A)                           552,431              -           -        552,431
          -    650,000      650,000 Wells Fargo Co.
                                    6.625%, 07/15/04                                     -        640,899           -        640,899
                                                                              ------------------------------------------------------
                                                                                14,274,176      1,770,840           -     16,045,016
                                                                              ------------------------------------------------------

                                    FOOD AND BEVERAGE - 0.51%
                                    Nabisco, Inc.
  1,000,000          -    1,000,000 6.700%, 06/15/02                               979,672              -           -        979,672
  1,125,000          -    1,125,000 6.850%, 06/15/05                             1,073,721              -           -      1,073,721
                                                                              ------------------------------------------------------
                                                                                 2,053,393              -           -      2,053,393
                                                                              ------------------------------------------------------

                                    HEALTH CARE SERVICES - 1.10%
  1,500,000          -    1,500,000 HEALTHSOUTH Corp., Senior Notes
                                    6.875%, 06/15/05                             1,331,362              -           -      1,331,362
  3,000,000          -    3,000,000 Omnicare, Inc.
                                    5.000%, 12/01/07                             2,253,750              -           -      2,253,750
  1,000,000          -    1,000,000 Tenet Healthcare Corp., Subordinated
                                    Notes
                                    6.000%, 12/01/05                               835,000              -           -        835,000
                                                                              ------------------------------------------------------
                                                                                 4,420,112              -           -      4,420,112
                                                                              ------------------------------------------------------

                                    METALS AND MINING - 0.41%
  1,800,000          -    1,800,000 Lukens, Inc.
                                    7.625%, 08/01/04                             1,657,723              -           -      1,657,723
                                                                              ------------------------------------------------------






                   See Note to Pro Forma Financial Statements

                      ALLEGHANY/CHICAGO TRUST BALANCED FUND
                             ABN AMRO BALANCED FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000




           SHARES/PAR VALUE                   DESCRIPTION                                           MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------

  ALLEGHANY    ABN AMRO                                                         ALLEGHANY
CHICAGO TRUST  BALANCED   PRO FORMA                                           CHICAGO TRUST     ABN AMRO    PRO FORMA    PRO FORMA
BALANCED FUND    FUND     COMBINED                                            BALANCED FUND  BALANCED FUND  ADJUSTMENT    COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                    OIL AND GAS EXTRACTION - 0.46%
$         - $  350,000  $   350,000 Conoco, Inc.
                                    5.900%, 04/15/04                          $          -   $    337,480   $       -  $     337,480
  1,625,000          -    1,625,000 Conoco, Inc., Senior Notes
                                    6.950%, 04/15/29                             1,515,225              -           -      1,515,225
                                                                              ------------------------------------------------------
                                                                                 1,515,225        337,480           -      1,852,705
                                                                              ------------------------------------------------------

                                    PRINTING AND PUBLISHING - 0.46%
  2,000,000          -    2,000,000 News America Holdings, Inc., Debentures
                                    7.750%, 02/01/24                             1,821,488              -           -      1,821,488
                                                                              ------------------------------------------------------

                                    RETAIL - 0.82%
          -    350,000      350,000 Federated Department Stores, Inc.,
                                    Senior Notes
                                    8.125%, 10/15/02                                     -        349,217           -        349,217
  2,000,000          -    2,000,000 Kmart Corp., Debentures
                                    7.950%. 02/01/23                             1,266,426              -           -      1,266,426
  1,450,000          -    1,450,000 Pep Boys - Manny, Moe & Jack,
                                    Subordinated Debentures
                                    3.031%, 09/20/11 (B)                           880,425              -           -        880,425
          -    775,000      775,000 Wal-Mart Stores, Inc., Senior Notes
                                    6.875%, 08/10/09                                     -        769,707           -        769,707
                                                                              ------------------------------------------------------
                                                                                 2,146,851      1,118,924           -      3,265,775
                                                                              ------------------------------------------------------

                                    TECHNOLOGY - 0.39%
          -    815,000      815,000 International Business Machines Corp.
                                    5.625%, 04/12/04                                     -        785,789           -        785,789
          -    475,000      475,000 Jones Intercable, Inc.
                                    9.625%, 03/15/02                                     -        487,293           -        487,293
          -    275,000      275,000 Viacom Inc.
                                    7.875%, 07/30/30                                     -        277,158           -        277,158
                                                                              ------------------------------------------------------
                                                                                         -      1,550,240           -      1,550,240
                                                                              ------------------------------------------------------

                                    TELECOMMUNICATIONS - 0.91%
  2,000,000          -    2,000,000 AT&T Corp.
                                    6.000%, 03/15/09                             1,758,052              -           -      1,758,052
          -    750,000      750,000 360 Communications Company
                                    7.125%, 03/01/03                                     -        747,005           -        747,005
          -    185,000      185,000 WorldCom, Inc.
                                    6.250%, 08/15/03                                     -        181,346           -        181,346
  1,000,000          -    1,000,000 WorldCom, Inc., Senior Notes
                                    6.400%, 08/15/05                               962,649              -           -        962,649
                                                                              ------------------------------------------------------
                                                                                 2,720,701        928,351           -      3,649,052
                                                                              ------------------------------------------------------

                                    TRANSPORTATION - 0.42%
  1,304,415          -    1,304,415 American Airlines, Inc., Series 1999-1
                                    6.855%, 10/15/10                             1,291,502              -           -      1,291,502
    367,068          -      367,068 Delta Air Lines Equipment Trust, Series
                                    1992-A
                                    8.540%, 01/02/07                               376,766              -           -        376,766
                                                                              ------------------------------------------------------
                                                                                 1,668,268              -           -      1,668,268
                                                                              ------------------------------------------------------

                                    UTILITIES - 0.94%
  1,000,000          -    1,000,000 Gulf States Utilities, First Mortgage,
                                    Series A
                                    8.250%, 04/01/04                             1,032,117              -           -      1,032,117
          -    400,000      400,000 Long Island Lighting Co., Debentures
                                    8.200%, 03/15/23                                     -        397,221           -        397,221
          -    440,000      440,000 National Rural Utilities Cooperative
                                    Finance Corp.
                                    5.300%, 09/25/03                                     -        423,648           -        423,648
          -    290,000      290,000 Niagara Mohawk Power Corp.
                                    7.750%, 10/0108                                      -        291,650           -        291,650
  2,000,000          -    2,000,000 Niagara Mohawk Power Corp.
                                    Series H, Senior Notes, Step Coupon
                                    8.500%, 07/01/10                             1,622,500              -           -      1,622,500
                                                                              ------------------------------------------------------
                                                                                 2,654,617      1,112,519           -      3,767,136
                                                                              ------------------------------------------------------

                                    WASTE DISPOSAL - 0.23%
  1,000,000          -    1,000,000 Waste Management, Inc., Subordinated
                                    Notes
                                    4.000%, 02/01/02                               937,500              -           -        937,500
                                                                              ------------------------------------------------------
                                    TOTAL CORPORATE NOTES AND BONDS             40,263,050      7,788,980           -     48,052,030
                                                                              ------------------------------------------------------





                   See Note to Pro Forma Financial Statements

                      ALLEGHANY/CHICAGO TRUST BALANCED FUND
                             ABN AMRO BALANCED FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000




           SHARES/PAR VALUE                   DESCRIPTION                                           MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------

  ALLEGHANY    ABN AMRO                                                         ALLEGHANY
CHICAGO TRUST  BALANCED   PRO FORMA                                           CHICAGO TRUST     ABN AMRO    PRO FORMA    PRO FORMA
BALANCED FUND    FUND     COMBINED                                            BALANCED FUND  BALANCED FUND  ADJUSTMENT    COMBINED
------------------------------------------------------------------------------------------------------------------------------------
            YANKEE BONDS - 0.94%

$         - $  515,000  $   515,000 Korea Electric Power Notes, Yankee
                                    Debentures
                                    6.000%, 12/01/26                          $          -   $    504,265   $       -  $     504,265
          -    375,000      375,000 Norsk Hydro
                                    6.700%, 01/15/18                                     -        335,720           -        335,720
  1,000,000          -    1,000,000 Petroliam Nasional Berhad
                                    7.625%, 10/15/26 (A)                           863,589              -           -        863,589
    848,167          -      848,167 Province of Mendoza, Collateral Oil
                                    Royalty Note
                                    10.000%, 07/25/02 (A)                          848,167              -           -        848,167
  1,250,000          -    1,250,000 Skandinaviska Enskilda, Subordinated
                                    Notes
                                    6.625%, 03/29/49 (A)                         1,226,563              -           -      1,226,563
                                                                              ------------------------------------------------------
                                    TOTAL YANKEE BONDS                           2,938,319        839,985           -      3,778,304
                                                                              ------------------------------------------------------

            NON-AGENCY/CMO MORTGAGE SECURITIES - 0.76%

          -    342,699      342,699 Asset Securitization Corporation Series
                                    1995-MD4, Class A1
                                    7.100%, 08/13/29                                     -        343,877           -        343,877
                                    Midland Realty Acceptance Corp., CMO,
                                    Series 1996-C1,
    600,000          -      600,000 Class A2
                                    7.475%, 08/25/28                               604,688              -           -        604,688
                                    Morgan (J.P.) Commercial Mortgage Finance
                                    Corp., CMO,
  1,000,000          -    1,000,000 Series 1999-C7, Class A2
                                    6.507%, 10/15/35                               963,750              -           -        963,750
    805,328          -      805,328 Nomura Asset Securities Corp.,
                                    Series 1998-D6, Class A1A
                                    6.280%, 03/17/28                               788,890              -           -        788,890
          -    350,000      350,000 Salomon Brothers Mortgage Security CMO
                                    7.455%, 04/18/10                                     -        356,182           -        356,182

                                                                              ------------------------------------------------------
                                    TOTAL NON-AGENCY/CMO MORTGAGE SECURITIES     2,357,328        700,059           -      3,057,387
                                                                              ------------------------------------------------------

            ASSET-BACKED SECURITIES - 0.37%

          -    106,684      106,684 Advanta Equipment Receivables, Series
                                    1998-1, Class B
                                    6.100%, 12/15/06                                     -        106,637           -        106,637
          -    350,820      350,820 Amresco Securitized Net Interest Trust,
                                    Series 1997-1, Class A
                                    7.545%, 09/26/27 (A)                                 -        326,263           -        326,263
          -     73,580       73,580 Equivantage Home Equity Loan Trust,
                                    Series 1997-4, Class A2
                                    6.640%, 07/25/19                                     -         73,071           -         73,071
          -    335,000      335,000 Ford Credit Auto Owner Trust, Series
                                    2000-F, Class A3
                                    6.580%, 11/15/04                                     -        334,058           -        334,058
          -    630,000      630,000 IMC Home Equity Loan Trust, Series
                                    1997-3, Class A5
                                    7.140%, 09/20/23                                     -        628,882           -        628,882
                                                                              ------------------------------------------------------
                                    TOTAL ASSET-BACKED SECURITIES                        -      1,468,911           -      1,468,911
                                                                              ------------------------------------------------------

            REPURCHASE AGREEMENTS - 2.54%

$10,005,000 $        -  $10,005,000 Bank One 6.570%, dated 10/31/00 to be
                                    repurchased on at $10,006,826
                                    (collateralized by U.S. Government
                                    Agency Obligation 6.407% due on 12/27/00;
                                    Total Par $10,315,000)                      10,005,000              -           -     10,005,000
          -    174,724      174,724 J.P. Morgan 6.550%, dated 10/31/00 to be
                                    repurchased on 11/01/00 at $174,756
                                    (collateralized by U.S. Government Agency
                                    Obligation 5.500% due on 04/01/29; Total
                                    Par $203,946)                                        -        174,724           -        174,724
                                                                              ------------------------------------------------------
                                    TOTAL REPURCHASE AGREEMENT                  10,005,000        174,724           -     10,179,724
                                                                              ------------------------------------------------------

                                    TOTAL INVESTMENTS--99.52%                  319,411,823     79,457,698           -    398,869,521
                                                                              ------------------------------------------------------
                                              Cost ($231,097,578, $75,393,078
                                               and $306,490,656)
                                    NET OTHER ASSETS AND LIABILITIES--0.48%      1,814,379        152,210     (52,328)     1,914,261
                                                                              ------------------------------------------------------
                                    NET ASSETS--100.00%                       $321,226,202   $ 79,609,908   $ (52,328) $ 400,783,782
                                                                              ======================================================



--------------------------------------------------------------------------------
*   Non-income producing security.
(A) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2000, these securities amounted to $9,374,530 or 2.34% of net assets.
(B) Zero Coupon Bond. Rate shown reflects effective yield to maturity at time of purchase.
CMO        Collateralized Mortgage Obligation
MTN        Medium Term Note
REIT       Real Estate Investment Trust
SP ADR     Sponsored American Depositary Receipt



                   See Note to Pro Forma Financial Statements

                      ALLEGHANY/CHICAGO TRUST BALANCED FUND
                             ABN AMRO BALANCED FUND
          NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)


1.       BASIS OF COMBINATION


The Alleghany Funds, a Delaware business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. As of April 30, 2001, the Trust offered fifteen managed investment portfolios. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Pro Forma Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of April 30, 2001 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of November 1, 2000. These statements have been derived from books and records utilized in calculating the net asset value of each fund at April 30, 2001 and for the six-month period then ended.


The pro forma statements give effect to the proposed transfer of substantially all of the assets and stated liabilities of the ABN AMRO Balanced Fund in exchange for shares of the Alleghany/Chicago Trust Balanced Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the ABN AMRO Balanced Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.


For the six-month period ended April 30, 2001 the Alleghany/Chicago Trust Balanced Fund's investment advisory fee was computed based on the annual rate of 0.70% of its average daily net assets. The administration fee was computed based on the annual rate of 0.060% of the first $2.0 billion of the Trust's combined average daily net assets, 0.050% of the next $5.0 billion, and 0.045% of the combined average daily net assets in excess of $7.0 billion, and was allocated to each fund based on the relative net assets of the Trust.


Pursuant to a Rule 12b-1 distribution plan (the "Plan") adopted by the Alleghany/Chicago Trust Balanced Fund with respect to Class N Shares, the Fund pays certain expenses associated with the distribution of its shares. Under the Plan, the Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets.

2.       SECURITY VALUATION

The Alleghany/Chicago Trust Balanced Fund's fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities in accordance with guidelines adopted. When fair market value quotations are not readily available, securities and other assets are valued at fair value by or under the direction of the Board of Trustees. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. Foreign securities are converted to United States dollars using exchange rates at the time the net asset value ("NAV") is computed. The Alleghany/Chicago Trust Balanced Fund's equity securities and index options, traded on a national exchange and over-the-counter securities listed on the NASDAQ National Market System, are valued at the last reported sales price at the close of the respective exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the last reported bid and asked prices. The ABN AMRO Balanced Fund values its securities in the same manner as the Alleghany/Chicago Trust Balanced Fund with the following exceptions: fixed income securities are valued using bid prices obtained from a pricing service and in situations when quotations are not readily available use board approved procedures to determine their fair value. For equity securities for which there have

                      ALLEGHANY/CHICAGO TRUST BALANCED FUND
                             ABN AMRO BALANCED FUND
    NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


been no sales on the valuation date the ABN AMRO Balanced Fund uses the last quoted bid price as opposed to the Alleghany/Chicago Trust Balanced Fund which uses a mean price derived from the last quoted bid and ask price on their principal exchange.


The ABN AMRO Balanced Fund's fixed income securities use the most recently quoted bid price, and in situations when quotations are not readily available use similar procedures as the Alleghany/Chicago Trust Balanced Fund.

3.       CAPITAL SHARES


The pro forma net asset value per share assumes the issuance of additional shares of the Alleghany/ Chicago Trust Balanced Fund that would have been issued at October 31, 2000 in connection with the proposed reorganization. The pro forma number of shares outstanding of 30,023,329 consists of 6,111,322 shares assumed issued in the reorganization plus 23,912,007 shares of the Alleghany/Chicago Trust Balanced Fund at April 30, 2001.


4.       PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

The pro forma adjustments and pro forma combined columns of the statement of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the ABN AMRO Balanced Fund was included in the Alleghany/Chicago Trust Balanced Fund for the period November 1, 1999 to October 31, 2000. Investment Advisory, Administration and 12b-1 fees in the pro forma combined column are calculated at the rates in effect for the Alleghany/Chicago Trust Balanced Fund based upon the combined net assets of the ABN AMRO Balanced Fund and Alleghany/Chicago Trust Balanced Fund.


The pro forma Statement of Assets and Liabilities and Schedule of Investments give effect to the proposed transfer of such assets as if the reorganization had occurred at April 30, 2001.


5.       COSTS OF REORGANIZATION

Reorganization expenses incurred by the ABN AMRO Funds will be paid by ABN AMRO Asset Management (USA) and/or affiliates thereof. Reorganization expenses incurred by the Alleghany Funds will be paid by Chicago Trust and/affiliates thereof. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement;
(b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) brokerage cost of any necessary rebalancing of the Funds' investment portfolios.

6.       FEDERAL INCOME TAXES


The Fund has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute substantially all of their respective taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Fund intends to utilize provisions for federal income tax laws which will allow them to carry a realized capital loss forward eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2000, there is no capital loss carry forward.


The ABN AMRO Balanced Fund will distribute all of its ordinary income and capital gains, if any, prior to the Fund merging.

                   ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND
                      ABN AMRO TAX-EXEMPT FIXED INCOME FUND
       PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                 APRIL 30, 2001




                                                                ALLEGHANY/
                                                                 CHICAGO            ABN AMRO
                                                                  TRUST            TAX-EXEMPT                        PRO FORMA
                                                                MUNICIPAL         FIXED INCOME     PRO FORMA          COMBINED
                                                                BOND FUND             FUND        ADJUSTMENTS         (NOTE 1)
                                                               -----------        ------------    ------------      ------------
ASSETS:
Investments:
    Investments at cost                                        $19,735,783        $ 24,664,855    $         --      $ 44,400,638
    Net unrealized appreciation                                    458,932           1,051,309              --         1,510,241
                                                               -----------------------------------------------------------------
          Total Investments at Value                            20,194,715          25,716,164              --        45,910,879

Cash                                                                   783                  --              --               783
Receivables:
    Dividends and interest                                         308,119             389,311              --           697,430
    Due from Adviser, net                                            6,935                  --              --             6,935
Other assets                                                           729                 658              --             1,387
                                                               -----------------------------------------------------------------
          Total Assets                                          20,511,281          26,106,133              --        46,617,414
                                                               -----------------------------------------------------------------

LIABILITIES:
Payables:

Dividend Distribution                                           62,518              88,837              --           151,355
    Due to Adviser, net                                                 --              10,877        (114,983) (a)     (104,106)
    Distribution Fee                                                   448                  65          48,441  (a)       48,954
    Shareholder Service Fee                                             --                  65            (319) (b)         (254)
    Trustees fees                                                      241                 119            (302) (b)           58
Accrued expenses and other payables                                 11,764               8,885         (54,171) (b)      (33,522)
                                                               -----------------------------------------------------------------
          Total Liabilities                                         74,971             108,848        (121,334)           62,485
                                                               -----------------------------------------------------------------
NET ASSETS                                                     $20,436,310        $ 25,997,285    $    121,334      $ 46,554,929
                                                               =================================================================

NET ASSETS CONSISTS OF:
    Capital paid-in                                            $20,353,415        $ 25,965,970    $         --      $ 46,319,385
    Accumulated undistributed net investment income (loss)              --                  (5)        121,334  (c)      121,329
    Accumulated net realized loss on investments sold             (376,037)         (1,019,989)             --        (1,396,026)
    Net unrealized appreciation on investments                     458,932           1,051,309              --         1,510,241
                                                               -----------------------------------------------------------------
          TOTAL NET ASSETS                                     $20,436,310        $ 25,997,285    $    121,334      $ 46,554,929
                                                               =================================================================

ALLEGHANY CLASS N:
    Net Assets                                                 $20,436,310        $         --    $ 26,118,619  (d) $ 46,554,929
    Shares of beneficial interest outstanding                    2,025,216                  --       2,588,327  (d)    4,613,543
    Offering and redemption price per share
    (Net Assets/Shares Outstanding)                            $     10.09        $         --    $         --      $      10.09
                                                               =================================================================

ABN AMRO COMMON CLASS:                                         $        --        $ 25,742,249    $(25,742,249) (e) $         --
    Net Assets                                                          --           2,473,948      (2,473,948) (e)           --
    Shares of beneficial interest outstanding
    Offering and redemption price per share                    $        --        $      10.41    $         --      $         --
                                                               =================================================================
    (Net Assets/Shares Outstanding)

ABN AMRO INVESTOR CLASS:
    Net Assets                                                 $        --        $    255,036    $   (255,036) (e) $         --
    Shares of beneficial interest outstanding                           --              24,570         (24,570) (e)           --
    Offering and redemption price per share
    (Net Assets/Shares Outstanding)                            $        --        $      10.38    $         --      $         --
                                                               =================================================================



(a) Reflects adjustment to the acquired fund contractual fee level.
(b) Reflects expected savings when the two funds become one.
(c) Reflects total expected change in net assets resulting from operating expense differences.
(d) Reflects net effect of combining existing ABN AMRO Tax-Exempt Fund into the Alleghany/Chicago Trust Municipal Bond Fund.
(e) Reflects exchange of ABN AMRO Tax-Exempt Common and Investor Share Classes into Alleghany/Chicago Trust Municipal Bond N Share Class.




                  See Notes to Pro Forma Financial Statements

                   ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND
                      ABN AMRO TAX-EXEMPT FIXED INCOME FUND
       PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                OCTOBER 31, 2000





                                                                ALLEGHANY/
                                                                 CHICAGO            ABN AMRO
                                                                  TRUST            TAX-EXEMPT                        PRO FORMA
                                                                MUNICIPAL         FIXED INCOME     PRO FORMA          COMBINED
                                                                BOND FUND             FUND        ADJUSTMENTS         (NOTE 1)
                                                               -----------        ------------    ------------      ------------

ASSETS:
Investments:
    Investments at cost                                        $18,925,123        $ 27,231,157    $         --      $ 46,156,280
    Repurchase agreements                                               --                  --              --                --
    Net unrealized appreciation                                    209,565           1,036,137              --         1,245,702
                                                               -----------------------------------------------------------------
          Total Investments at Value                            19,134,688          28,267,294              --        47,401,982

Cash                                                                   325                  --            (325)               --
Receivables:
    Dividends and interest                                         301,938             501,037              --           802,975
    Fund shares sold                                                14,953                  --              --            14,953
    Investments sold                                               315,942                  --              --           315,942
    Due from Adviser, net                                            6,946                  --              --             6,946
Other assets                                                            35                 579              --               614
                                                               -----------------------------------------------------------------
          Total Assets                                          19,774,827          28,768,910            (325)       48,543,412
                                                               -----------------------------------------------------------------

LIABILITIES:
Payables:
    Bank Overdraft                                                      --                 341            (325)               16
    Dividend Distribution                                           79,454              98,205              --           177,659
    Investments purchased                                          774,416           1,535,577              --         2,309,993
    Fund shares redeemed                                                --                  --              --                 -
    Due to Adviser, net                                                 --              11,341        (235,104) (a)     (223,763)
    Distribution Fee                                                   103                  52          96,153  (a)       96,308
    Shareholder Service Fee                                             --                  52            (777) (b)         (725)
    Trustees fees                                                      207                   7             (55) (b)          159
Accrued expenses and other payables                                 17,982              20,187        (111,626) (b)      (73,457)
                                                               -----------------------------------------------------------------
          Total Liabilities                                        872,162           1,665,762        (251,734)        2,286,190
                                                               -----------------------------------------------------------------
NET ASSETS                                                     $18,902,665        $ 27,103,148    $    251,409      $ 46,257,222
                                                               =================================================================
NET ASSETS CONSISTS OF:
    Capital paid-in                                            $19,152,894        $ 27,621,095    $         --      $ 46,773,989
    Accumulated undistributed net investment loss                       --                 (43)        251,409  (c)      251,366
    Accumulated net realized loss on investments sold             (459,794)         (1,554,041)             --        (2,013,835)
    Net unrealized appreciation on investments                     209,565           1,036,137              --         1,245,702
                                                               -----------------------------------------------------------------
          TOTAL NET ASSETS                                     $18,902,665        $ 27,103,148    $    251,409      $ 46,257,222
                                                               =================================================================

ALLEGHANY CLASS N:
    Net Assets                                                 $18,902,665        $         --    $ 27,354,557  (d) $ 46,257,222
    Shares of beneficial interest outstanding                    1,905,044                  --       2,757,982  (d)    4,663,026
    Offering and redemption price per share
    (Net Assets/Shares Outstanding)                            $      9.92        $         --    $         --      $       9.92
                                                               =================================================================

ABN AMRO COMMON CLASS:                                         $        --        $ 26,856,560 -  $(26,856,560) (e) $         --
    Net Assets                                                          --           2,632,850      (2,632,850) (e)           --
    Shares of beneficial interest outstanding
    Offering and redemption price per share                    $        --        $      10.20 -  $         --      $         --
                                                               =================================================================
    (Net Assets/Shares Outstanding)

ABN AMRO INVESTOR CLASS:
    Net Assets                                                 $        --        $    246,588 -  $   (246,588) (e) $         --
    Shares of beneficial interest outstanding                           --              24,229         (24,229) (e)           --
    Offering and redemption price per share
    (Net Assets/Shares Outstanding)                            $        --        $      10.18 -  $         --      $         --
                                                               =================================================================



(a) Reflects adjustment to the acquired fund contractual fee level.
(b) Reflects expected savings when the two funds become one.
(c) Reflects total expected change in net assets resulting from operating expense differences.
(d) Reflects net effect of combining existing ABN AMRO Tax-Exempt Fund into the Alleghany/Chicago Trust Municipal Bond Fund.
(e) Reflects exchange of ABN AMRO Tax-Exempt Common and Investor Share Classes into Alleghany/Chicago Trust Municipal Bond N Share Class.



                  See Notes to Pro Forma Financial Statements

                   ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND
                      ABN AMRO TAX-EXEMPT FIXED INCOME FUND
             PRO FORMA COMBINING STATEMENT OF OPERATIONS (UNAUDITED)
                    FOR THE SIX MONTHS ENDED APRIL 30, 2001





                                                                ALLEGHANY/
                                                                 CHICAGO            ABN AMRO
                                                                  TRUST            TAX-EXEMPT                        PRO FORMA
                                                                MUNICIPAL         FIXED INCOME     PRO FORMA          COMBINED
                                                                BOND FUND             FUND        ADJUSTMENTS         (NOTE 1)
                                                               -----------        ------------    ------------      ------------

Investment Income:
    Dividend Income                                            $    13,771        $     42,603    $         --      $     56,374
    Interest Income                                                483,704             649,350              --         1,133,054
                                                               -----------------------------------------------------------------
          Total Investment Income                                  497,475             691,953              --         1,189,428
                                                               -----------------------------------------------------------------



Expenses:
    Investment advisory fees                                        60,664              80,552              --  (a)      141,216
    Distribution expenses                                           10,111                 319          48,441  (a)       58,871
    Transfer agent fees                                             11,028               7,692          (5,033) (b)       13,687
    Administration fees                                              5,503              40,333         (34,062) (a)       11,774
    Registration fees                                                7,265               5,200          (2,839) (b)        9,626
    Custodian fees                                                   5,546               1,796          (1,757) (b)        5,585
    Professional fees                                                8,672               6,161          (5,758) (b)        9,075
    Reports to shareholder expense                                   2,897               1,601          (1,765) (b)        2,733
    Trustees fees                                                      673                 301            (302) (b)          672
    Other expenses                                                     361               3,921          (2,957) (b)        1,325
    Shareholder Service fees                                            --                 319            (319) (b)           --
                                                               -----------------------------------------------------------------
          Total Expenses Before Waivers/Reimbursements             112,720             148,195          (6,351)          254,564
    Fund Level Waivers/Reimbursement                              (102,607)            (13,426)       (114,983) (c)     (231,016)
                                                               -----------------------------------------------------------------
          Net operating expenses                                    10,113             134,769        (121,334) (c)       23,548
    Bank Charges                                                      (509)                 --                              (509)
                                                               -----------------------------------------------------------------
             Net Expenses                                            9,604             134,769        (121,334)          23,039
                                                               -----------------------------------------------------------------

Net Investment Income                                              487,871             557,184         121,334         1,166,389
                                                               -----------------------------------------------------------------

Net Realized Gain on Investments                                    83,757             541,698              --           625,455
Net Change in Unrealized Appreciation on Investments               249,367              15,172              --           264,539
                                                               -----------------------------------------------------------------

Net Realized and Unrealized Gain on Investments                    333,124             556,870              --           889,994
                                                               -----------------------------------------------------------------

Net Increase in Net Assets Resulting from Operations           $   820,995        $  1,114,054    $    121,334      $  2,056,383
                                                               =================================================================




(a) Reflects adjustment to the acquired fund contractual fee level.
(b) Reflects expected savings when the two funds become one.
(c) Reflects adjustment to the acquired fund's contractual expense limitation.


                  See Notes to Pro Forma Financial Statements

                   ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND
                      ABN AMRO TAX-EXEMPT FIXED INCOME FUND
             PRO FORMA COMBINING STATEMENT OF OPERATIONS (Unaudited)
                      FOR THE YEAR ENDED OCTOBER 31, 2000





                                                                ALLEGHANY/
                                                                 CHICAGO            ABN AMRO
                                                                  TRUST            TAX-EXEMPT                        PRO FORMA
                                                                MUNICIPAL         FIXED INCOME     PRO FORMA          COMBINED
                                                                BOND FUND             FUND        ADJUSTMENTS         (NOTE 1)
                                                               -----------        ------------    ------------      ------------

Investment Income:
    Interest Income                                            $   838,992        $  1,558,954    $         --      $  2,397,946
                                                               -----------------------------------------------------------------
          Total Investment Income                                  838,992           1,558,954              --         2,397,946
                                                               -----------------------------------------------------------------



Expenses:
    Investment advisory fees                                       100,946             172,066              --  (a)      273,012
    Distribution expenses                                           16,825                 777          96,153  (a)      113,755
    Transfer agent fees                                             18,936              21,527         (20,027) (b)       20,436
    Administration fees                                             15,895              86,320         (71,904) (a)       30,311
    Registration fees                                               12,937              15,126          (8,779) (b)       19,284
    Custodian fees                                                  11,011               2,306          (1,499) (b)       11,818
    Professional fees                                               16,614              13,720         (12,250) (b)       18,084
    Reports to shareholder expense                                   1,603               2,370             995  (c)        4,968
    Trustees fees                                                      612                 714             (55) (b)        1,271
    Other expenses                                                     688                 530           1,838  (c)        3,056
    Shareholder Service fees                                            --                 777            (777) (b)           --
                                                               -----------------------------------------------------------------
          Total Expenses Before Waivers/Reimbursements             196,067             316,233         (16,305)          495,995
Less Waiver/Reimbursements
    Fund Level Waivers/Reimbursement                              (179,242)            (36,147)       (235,104) (d)     (450,493)
                                                               -----------------------------------------------------------------
               Total Waivers/reimbursements                       (179,242)            (36,147)       (235,104) (d)     (450,493)
                                                               -----------------------------------------------------------------

    Net Expenses                                                    16,825             280,086        (251,409)          45,502
                                                               -----------------------------------------------------------------

Net Investment Income                                              822,167           1,278,868         251,409         2,352,444
                                                               -----------------------------------------------------------------

Net Realized Gain (Loss) on Investments                           (449,564)              4,440              --          (445,124)
Net Change in Unrealized Appreciation on Investments               807,634             864,223              --         1,671,857
                                                               -----------------------------------------------------------------

Net Realized and Unrealized Gain on Investments                    358,070             868,663              --         1,226,733
                                                               -----------------------------------------------------------------

Net Increase in Net Assets Resulting from Operations           $ 1,180,237        $  2,147,531    $    251,409      $  3,579,177
                                                               =================================================================



(a) Reflects adjustment to the acquired fund contractual fee level.
(b) Reflects expected savings when the two funds become one.
(c) Reflects expected increase when the two funds become one.
(d) Reflects adjustment to the acquired fund's contractual expense limitation.



                  See Notes to Pro Forma Financial Statemenst

                   ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND
                      ABN AMRO TAX-EXEMPT FIXED INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 2001




               PAR VALUE/SHARES                    DESCRIPTION                                      MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/CHICAGO ABN AMRO                                                         ALLEGHANY/CHICAGO  ABN AMRO
 TRUST MUNICIPAL TAX-EXEMPT    PRO FORMA                                            TRUST MUNICIPAL  TAX-EXEMPT PRO FORMA  PRO FORMA
    BOND FUND    INCOME FUND   COMBINED                                                BOND FUND    INCOME FUND ADJUSTMENT COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
         MUNICIPAL SECURITIES - 91.13%
                                         ALABAMA - 2.37%
$      -         $1,000,000  $ 1,000,000 Birmingham Industrial Water Board
                                         Industrial Water Supply RB, ETM
                                         6.000%, 07/01/07                              $        -   $1,101,890   $     -  $1,101,890
                                                                                       ---------------------------------------------

                                         ARIZONA - 1.47%
 450,000                  -      450,000 Salt River Project, Agricultural
                                         Improvement and Power District Electric
                                         System RB Refunding, Series A 5.500%, 01/01/05   475,420            -         -     475,420
 200,000                  -      200,000 Tucson, Arizona Water RB
                                         5.400%, 07/01/05                                 211,566            -         -     211,566
                                                                                       ---------------------------------------------
                                                                                          686,986            -         -     686,986
                                                                                       ---------------------------------------------

                                         DISTRICT OF COLUMBIA - 1.41%
 640,000                  -      640,000 District of Columbia, Smithsonian Institute,
                                         Series A 5.375%, 11/01/15                        656,781            -         -     656,781
                                                                                       ---------------------------------------------

                                         FLORIDA - 1.52%
       -            750,000      750,000 Palm Beach County Health Facilities Authority
                                         RB Abbey Delray South Project
                                         5.500%, 10/01/11                                       -      709,102         -     709,102
                                                                                       ---------------------------------------------

                                         GEORGIA - 4.48%
 500,000                  -      500,000 Burke County Development Authority, PCR
                                         4.530%, 09/01/30                                 503,535            -         -     503,535
 500,000                  -      500,000 Cartersville Development Authority
                                         Water & Wastewater Facilities RB, Series A
                                         7.375%, 05/01/09                                 596,740            -         -     596,740
 250,000                  -      250,000 State of Georgia, Series A, GO
                                         6.100%, 03/01/05                                 270,475            -         -     270,475
 450,000                  -      450,000 State of Georgia, Series B, GO
                                         6.250%, 04/01/04                                 482,148            -         -     482,148
 200,000                  -      200,000 State of Georgia, Series D, GO
                                         6.700%, 08/01/09                                 232,252            -         -     232,252
                                                                                       ---------------------------------------------
                                                                                        2,085,150            -         -   2,085,150
                                                                                       ---------------------------------------------

                                         IDAHO - 2.50%
       -          1,000,000    1,000,000 Idaho Health Facilities Authority RB, ETM
                                         6.650%, 02/15/21                                       -    1,162,870         -   1,162,870
                                                                                       ---------------------------------------------

                                         ILLINOIS - 12.64%
 500,000                  -      500,000 Chicago Board of Education, School Reform
                                         Board Series A, GO, Insured: FGIC
                                         5.250%, 12/01/21                                 496,250            -         -     496,250
 250,000                  -      250,000 Chicago Public Building, Commerce Building
                                         RB 5.250%, 12/01/18                              251,705            -         -     251,705
 250,000                  -      250,000 Chicago Skyway Toll Bridge RB, Prerefunded
                                         01/01/04, 6.750%, 01/01/14                       273,875            -         -     273,875
       -            500,000      500,000 Cook County Illinois School District No. 036,
                                         Winnetka, GO 4.200%, 12/01/09                          -      490,525         -     490,525
       -            375,000      375,000 Dupage County, Jail Project, GO
                                         5.600%, 01/01/21                                       -      393,784         -     393,784
       -          1,000,000    1,000,000 Illinois Development Finance Authority RB
                                         Lincoln Way Community, Insured: FGIC
                                         5.700%, 01/01/18                                       -    1,053,940         -   1,053,940
       -          1,000,000    1,000,000 Lake County Township High School District No.
                                         113 Highland Park, GO
                                         8.800%, 12/01/09                                       -    1,301,900         -   1,301,900
 500,000                  -      500,000 Metropolitan Pier & Expansion Authority
                                         Dedicated State Tax RB, Refunding, Series A
                                         Insured: MBIA (B)
                                         5.514%, 12/15/11                                 298,135            -         -     298,135
 525,000                  -      525,000 Northern Illinois University RB
                                         Auxiliary Facilities System RB, Insured:
                                         FGIC (B) 5.703%, 10/01/14                        261,329            -         -     261,329
       -          1,000,000    1,000,000 Regional Transportation Authority RB, Insured:
                                         FGIC 5.500%, 06/01/10                                  -    1,064,120         -   1,064,120
                                                                                       ---------------------------------------------
                                                                                        1,581,294    4,304,269         -   5,885,563
                                                                                       ---------------------------------------------



                  See Notes to Pro Forma Financial Statements

                   ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND
                      ABN AMRO TAX-EXEMPT FIXED INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 2001




               PAR VALUE/SHARES                   DESCRIPTION                                      MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/CHICAGO ABN AMRO                                                        ALLEGHANY/CHICAGO  ABN AMRO
 TRUST MUNICIPAL TAX-EXEMPT   PRO FORMA                                            TRUST MUNICIPAL  TAX-EXEMPT PRO FORMA  PRO FORMA
    BOND FUND    INCOME FUND  COMBINED                                                BOND FUND    INCOME FUND ADJUSTMENT COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                        INDIANA - 4.51%
$  490,000      $        -   $  490,000 Beech Grove Independent School Building
                                        Corp. Insured: MBIA
                                        5.625%, 07/05/24                              $  507,072    $        -   $     -  $  507,072
 1,000,000               -    1,000,000 Indiana Transportation Finance Authority
                                        Highway RB Insured: AMBAC (B)
                                        5.901%, 12/01/17                                 407,440             -         -     407,440
   600,000               -      600,000 Indianapolis International Airport Authority
                                        RB Federal Express Corp. Project
                                        7.100%, 01/15/17                                 634,752             -         -     634,752
   500,000               -      500,000 Indianapolis Public Improvement RB,
                                        Series B 6.000%, 01/10/20                        548,665             -         -     548,665
                                                                                      ----------------------------------------------
                                                                                       2,097,929             -         -   2,097,929
                                                                                      ----------------------------------------------

                                        KANSAS - 5.83%
         -       1,020,000    1,020,000 Butler & Sedgwick Counties Unified School
                                        District No. 385, Andover, GO, FSA
                                        6.000%, 9/01/14                                        -     1,129,619         -   1,129,619
         -       1,650,000    1,650,000 Johnson County Unified School District No 512
                                        Shawnee Mission, GO
                                        4.875%, 10/01/19                                       -     1,582,928         -   1,582,928
                                                                                      ----------------------------------------------
                                                                                               -     2,712,547         -   2,712,547
                                                                                      ----------------------------------------------

                                        KENTUCKY - 1.55%
   350,000               -      350,000 Jefferson County, Series C, GO
                                        5.375%, 05/15/03                                 361,515             -         -     361,515
   350,000               -      350,000 Kentucky State Turnpike Authority Economic
                                        Development RB, Revitalization Projects          361,501             -         -     361,501
                                        5.700%, 01/01/03                              ----------------------------------------------
                                                                                         723,016             -         -     723,016
                                                                                      ----------------------------------------------

                                        MASSACHUSETTS - 1.10%
   500,000               -      500,000 Massachusetts State, Series C, GO
                                        5.250%, 08/01/17                                 511,510             -         -     511,510
                                                                                      ----------------------------------------------

                                        MICHIGAN - 1.08%
         -         500,000      500,000 Clinton Township Building Authority RB,
                                        Macomb County 4.800%, 11/01/13                         -       501,710         -     501,710
                                                                                      ----------------------------------------------

                                        MISSISSIPPI - 3.16%
         -       1,000,000    1,000,000 Mississippi State Hospital Equipment &
                                        Facilities Authority RB Baptist Medical
                                        Center Project, MBIA 6.500%, 05/01/10                  -     1,088,350         -   1,088,350
   350,000               -      350,000 State of Mississippi, Capital Improvements
                                        Issue Series I, GO
                                        5.750%, 11/01/09                                 383,708             -         -     383,708
                                                                                      ----------------------------------------------
                                                                                         383,708     1,088,350         -   1,472,058
                                                                                      ----------------------------------------------

                                        MISSOURI - 5.02%
         -       2,000,000    2,000,000 Missouri State Health & Educational
                                        Facilities Authority RB BJC Health Systems
                                        Project, Series A, ETM 6.750%, 05/15/10                -     2,337,440         -   2,337,440
                                                                                      ----------------------------------------------

                                        NEBRASKA - 1.56%
   200,000               -      200,000 American Public Energy Agency RB                 193,882             -         -     193,882
                                        Nebraska Public Gas Agency Project
                                        Series A, Insured: AMBAC
                                        4.250%, 06/01/06
   500,000               -      500,000 Omaha Public Power District Electric RB,
                                        Series C                                         533,075             -         -     533,075
                                        5.400%. 02/01/08                              ----------------------------------------------
                                                                                         726,957             -         -     726,957
                                                                                      ----------------------------------------------

                                        NEVADA - 0.83%
   350,000               -      350,000 Clark County, Nevada School District, GO
                                        Prerefunded 12/15/04, Insured: FGIC
                                        6.400%, 06/15/06                                 384,888             -         -     384,888
                                                                                      ----------------------------------------------

                                        NEW HAMPSHIRE - 0.54%
   250,000               -      250,000 New Hampshire State Housing Financial
                                        Authority Single Family RB, Series B
                                        4.850%, 07/01/08                                 253,762             -         -     253,762
                                                                                      ----------------------------------------------




                  See Notes to Pro Forma Financial Statements

                   ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND
                      ABN AMRO TAX-EXEMPT FIXED INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 2001




               PAR VALUE/SHARES                   DESCRIPTION                                      MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/CHICAGO ABN AMRO                                                       ALLEGHANY/CHICAGO  ABN AMRO
 TRUST MUNICIPAL TAX-EXEMPT   PRO FORMA                                           TRUST MUNICIPAL  TAX-EXEMPT PRO FORMA  PRO FORMA
    BOND FUND    INCOME FUND  COMBINED                                               BOND FUND    INCOME FUND ADJUSTMENT COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                         NEW YORK - 3.33%
$480,000        $        -   $   480,000 New York State Dormitory Authority RB,
                                         Series C 5.100%, 05/15/03                    $  494,462  $        -   $     -    $  494,462
       -         1,000,000     1,000,000 New York State Highway & Bridge
                                         Improvement Fund RB Series A, MBIA
                                         5.600%, 04/01/10                                      -   1,056,550         -     1,056,550
                                                                                      ----------------------------------------------
                                                                                         494,462   1,056,550         -     1,551,012
                                                                                      ----------------------------------------------

                                         NORTH CAROLINA - 0.94%
 500,000                 -       500,000 North Carolina Eastern Municipal Power
                                         Agency Power Systems RB, Series A
                                         4.000%, 01/01/18                                435,670           -         -       435,670
                                                                                      ----------------------------------------------

                                         OHIO - 2.22%                                          -
       -         1,000,000     1,000,000 Montgomery County Hospital RB, Kettering
                                         Medical Center 6.000%, 04/01/08                       -   1,032,250         -     1,032,250
                                                                                      ----------------------------------------------

                                         OKLAHOMA - 4.02%
 240,000                 -       240,000 Oklahoma City, GO
                                         5.550%, 08/01/11                                258,847           -         -       258,847
 500,000                 -       500,000 Oklahoma Housing Development Authority
                                         RB Obligation Lease Purchase Program,
                                         Series A 5.100%, 11/01/05                       513,105           -         -       513,105
                 1,000,000     1,000,000 Tulsa Industrial Authority RB
                                         St. John's Medical Center Project,
                                         Pre-refunded 02/15/06 6.250%, 02/15/17                -   1,098,370         -     1,098,370
                                                                                      ----------------------------------------------
                                                                                         771,952   1,098,370         -     1,870,322
                                                                                      ----------------------------------------------

                                         PENNSYLVANIA - 1.62%
 250,000                 -       250,000 Beaver County Industrial Development
                                         Authority, PCR Cleveland Electric
                                         Project (A) 4.600%, 10/01/03                    248,360           -         -       248,360
 500,000                 -       500,000 Pennsylvania Intergovernmental Cooperative
                                         Authority Special Tax RB, City of
                                         Philadelphia Funding Program ETM, Insured:
                                         FGIC 6.000%, 06/15/02                           506,860           -         -       506,860
                                                                                      ----------------------------------------------
                                                                                         755,220           -         -       755,220
                                                                                      ----------------------------------------------

                                         SOUTH CAROLINA - 0.67%
 285,000                 -       285,000 Anderson County School District No. 002,
                                         Series B 7.125%, 03/01/04                       310,798           -         -       310,798
                                                                                      ----------------------------------------------

                                         TENNESSEE - 2.20%
       -         1,000,000     1,000,000 Tennessee State, Series A, GO
                                         5.000%, 05/01/13                                      -   1,023,250         -     1,023,250
                                                                                      ----------------------------------------------

                                         TEXAS - 12.91%
 460,000                 -       460,000 Arlington Independent School District,
                                         GO, Insured: PSF 5.250%, 02/15/07               483,819           -         -       483,819
 500,000                 -       500,000 Brazos River Authority (A)
                                         5.500%, 06/19/01                                501,240           -         -       501,240
 480,000                 -       480,000 Frisco Independent School District, Series
                                         A, GO, Insured: PSF 7.000%, 08/15/10            568,195           -         -       568,195
 450,000                 -       450,000 Harris County, Toll Road, Series A
                                         6.375%, 08/15/24                                495,288           -         -       495,288
 345,000                 -       345,000 Houston Water and Sewer Systems RB
                                         Prerefunded, Series A, Insured: MBIA
                                         6.375%, 12/01/22                                367,722           -         -       367,722
 200,000                 -       200,000 Humble Independent School District
                                         Refunding, Series II, GO 5.500%, 02/15/10       213,616           -         -       213,616
 550,000                 -       550,000 Plano Independent School District, GO,
                                         Insured: PSF 5.000%, 02/15/09                   568,585           -         -       568,585
 210,000                 -       210,000 Tarrant County Health Facilities Development
                                         Corp. Health System RB, Series A, Insured:
                                         MBIA 5.500%, 02/15/05                           219,742           -         -       219,742
 500,000                 -       500,000 Texas Municipal Power Agency RB, Series E,
                                         Insured: MBIA 5.500%, 09/01/10                  535,745           -         -       535,745
       -         1,000,000     1,000,000 Texas State, Series B, GO
                                         5.125%, 10/01/14                                      -   1,011,740         -     1,011,740
       -         1,000,000     1,000,000 Victoria County Hospital RB Citizens Medical
                                         Center Insured: AMBAC 6.250%, 01/01/16                -   1,045,430         -     1,045,430
                                                                                      ----------------------------------------------
                                                                                       3,953,952   2,057,170         -     6,011,122
                                                                                      ----------------------------------------------



                  See Notes to Pro Forma Financial Statements

                   ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND
                      ABN AMRO TAX-EXEMPT FIXED INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 2001




               PAR VALUE/SHARES                   DESCRIPTION                                      MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/CHICAGO ABN AMRO                                                       ALLEGHANY/CHICAGO  ABN AMRO
 TRUST MUNICIPAL TAX-EXEMPT  PRO FORMA                                            TRUST MUNICIPAL  TAX-EXEMPT PRO FORMA   PRO FORMA
   BOND FUND    INCOME FUND  COMBINED                                                BOND FUND    INCOME FUND ADJUSTMENT   COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                        UTAH - 2.18%
  $300,000       $        -  $  300,000 Intermountain Power Agency
                                        Power Supply RB, Series E, Insured: FSA
                                        6.250%, 07/01/07                             $   331,347   $         - $      -  $   331,347
   350,000                -     350,000 Tooele County, Utah Hazardous Waste
                                        Treatment RB Union Pacific Project (A)
                                        5.700%, 11/01/26                                 307,395             -        -      307,395
   350,000                -     350,000 Utah State Building Ownership Authority
                                        Lease RB Series A State Facilities Master
                                        Lease PG-C, Insured: FSA 5.500%, 05/15/01        374,791             -        -      374,791
                                                                                     -----------------------------------------------
                                                                                       1,013,533             -        -    1,013,533
                                                                                     -----------------------------------------------
                                        VERMONT - 2.27%
         -        1,000,000   1,000,000 Vermont Municipal Bond Bank RB, Series 1
                                        Pre-refunded 12/01/02
                                        5.900%, 12/01/04                                       -     1,057,820        -    1,057,820
                                                                                     -----------------------------------------------

                                        VIRGINIA - 0.55%
   250,000                -     250,000 Virginia State Housing Development RB
                                        Authority Commonwealth Mortgage, Series H
                                        4.750%, 07/01/07                                 254,798             -        -      254,798
                                                                                     -----------------------------------------------

                                        WASHINGTON - 1.07%
   475,000                -     475,000 King County, Series A, GO
                                        5.800%, 01/01/04                                 499,662             -        -      499,662
                                                                                     -----------------------------------------------

                                        WISCONSIN - 5.58%
         -        1,150,000   1,150,000 River Falls School District, Series B, GO,
                                        Insured: FGIC 5.300%, 04/01/15                         -     1,179,314        -    1,179,314
   250,000                -     250,000 State of Wisconsin, Series A, GO
                                        5.750%, 05/01/04                                 264,255             -        -      264,255
         -        1,100,000   1,100,000 Wisconsin State, Series 1, GO
                                        5.500%, 11/01/16                                       -     1,155,011        -    1,155,011
                                                                                     -----------------------------------------------
                                                                                         264,255     2,334,325        -    2,598,580
                                                                                     -----------------------------------------------

                                        TOTAL MUNICIPAL SECURITIES                    18,846,283    23,577,913        -   42,424,196
                                        (Cost $18,387,351, $22,526,604 and           -----------------------------------------------
                                        $40,913,955)

           INVESTMENT COMPANIES - 7.49%
 1,000,000                -   1,000,000 Blackrock Provident Money Market Fund          1,000,000             -        -    1,000,000
         -        1,008,246   1,008,246 Dreyfus Tax Exempt Cash Management Fund                      1,008,246        -    1,008,246
   348,432                -     348,432 Goldman Sachs Tax Exempt Fund                    348,432             -        -      348,432
         -        1,130,005   1,130,005 JP Morgan Tax Free Money Market Institutional                1,130,005        -    1,130,005
                                                                                     -----------------------------------------------
                                        TOTAL INVESTMENT COMPANIES                     1,348,432     2,138,251        -    3,486,683
                                        (Cost $1,348,432, $2,138,251 and $3,486,683) -----------------------------------------------

                                        TOTAL INVESTMENTS - 98.62%                    20,194,715    25,716,164        -   45,910,879
                                        (Cost $19,735,783, $24,664,855 and           -----------------------------------------------
                                        $44,400,638)
                                        NET OTHER ASSETS AND LIABILITIES - 1.38%         241,595       281,121  121,334      644,050
                                                                                     -----------------------------------------------
                                        NET ASSETS - 100.00%                         $20,436,310   $25,997,285 $121,334  $46,554,929
                                                                                     ===============================================




(A) Variable rate bond. The interest rate shown reflects the rate in effect at April 30, 2001.
(B) Zero coupon bond. Rate shown reflects effective yield to maturity at time of purchase.



AMBAC                        American Municipal Board Assurance Corp.
ETM                          Escrowed to maturity
FGIC                         Federal Guaranty Insurance Corp.
FSA                          Fund Service Associates
GO                           General Obligation
MBIA                         Municipal Bond Insurance Corp.
PCR                          Pollution Control Revenue
PSF                          Permanent School Fund
RB                           Revenue Bond





                  See Notes to Pro Forma Financial Statements

                      ALLEGHANY/CHICAGO MUNICIPAL BOND FUND
                     ABN AMRO TAX-EXEMPT FIXED INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)



                                OCTOBER 31, 2000






              PAR VALUE/SHARES                    DESCRIPTION                                      MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/CHICAGO ABN AMRO                                                         ALLEGHANY/CHICAGO  ABN AMRO
 TRUST MUNICIPAL TAX-EXEMPT    PRO FORMA                                            TRUST MUNICIPAL  TAX-EXEMPT PRO FORMA  PRO FORMA
    BOND FUND    INCOME FUND   COMBINED                                                BOND FUND    INCOME FUND ADJUSTMENT COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
               MUNICIPAL SECURITIES - 98.14%

                                       ALABAMA - 2.35%
$       -      $1,000,000   $1,000,000 Birmingham Alabama Industrial Water Board,
                                       Industrial Water Supply, RB, ETM
                                       6.000%, 07/01/07                              $        -    $1,076,250   $     -   $1,076,250
                                                                                     -----------------------------------------------


                                       ARIZONA - 2.59%
  500,000               -      500,000 Phoenix Civic Improvement Corp.,
                                       Water System Revenue, Junior Lien
                                       6.000%, 07/01/02                                 512,805             -         -      512,805
  450,000               -      450,000 Salt River Project, Agricultural
                                       Improvement and Power District Electric
                                       System Revenue Refunding, Series A 5.500%,
                                       01/01/05                                         466,699             -         -      466,699
  200,000               -      200,000 Tucson, Arizona Water Revenue
        -                              5.400%, 07/01/05                                 206,970             -         -      206,970
                                                                                     -----------------------------------------------
                                                                                      1,186,474             -         -    1,186,474
                                                                                     -----------------------------------------------

  350,000               -      350,000 CALIFORNIA - 0.81%
                                       San Francisco City and County Airports
                                       Revenue, Series-23A, Insured: FGIC
                                       5.500%, 05/01/10                                 370,146             -         -      370,146
                                                                                     -----------------------------------------------

                                       CONNECTICUT - 0.44%
  200,000               -      200,000 Connecticut State Health & Educational
                                       Facilities Yale University, Series U
                        -              4.150%, 07/01/33 VRDO                            200,000             -         -      200,000
                                                                                     -----------------------------------------------


                                       DISTRICT OF COLUMBIA - 1.41%
  640,000               -      640,000 District of Columbia, Smithsonian
                                       Institute, Series A 5.375%, 11/01/15             647,149             -         -      647,149
                                                                                     -----------------------------------------------

                                       GEORGIA - 3.43%
  500,000               -      500,000 Burke County Development Authority, PCR
                                       4.530%, 09/01/30                                 500,675             -         -      500,675
  500,000               -      500,000 Cartersville Development Authority,
                                       Water & Wastewater Facilities Revenue,
                                       Series A 7.375%, 05/01/09                        577,255             -         -      577,255
  250,000               -      250,000 State of Georgia, Series A, G.O.
                                       6.100%, 03/01/05                                 265,652             -         -      265,652
  200,000               -      200,000 State of Georgia, Series D, G.O.
                                       6.700%, 08/01/09                                 228,238             -         -      228,238
                                                                                     -----------------------------------------------
                                                                                      1,571,820             -         -    1,571,820
                                                                                     -----------------------------------------------
                                       IDAHO - 2.50%
        -       1,000,000    1,000,000 Idaho Health Facilities Authority RB, ETM
                                       6.650%, 02/15/21                                       -     1,146,250         -    1,146,250
                                                                                     -----------------------------------------------



                  See Notes to Pro Forma Financial Statements

                      ALLEGHANY/CHICAGO MUNICIPAL BOND FUND
                     ABN AMRO TAX-EXEMPT FIXED INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (Unaudited)
                                October 31, 2000





                    PAR VALUE                            DESCRIPTION                               MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/CHICAGO   ABN AMRO                                                      ALLEGHANY/CHICAGO  ABN AMRO
 TRUST MUNICIPAL   TAX-EXEMPT  PRO FORMA                                           TRUST MUNICIPAL  TAX-EXEMPT  PRO FORMA  PRO FORMA
    BOND FUND      INCOME FUND COMBINED                                               BOND FUND     INCOME FUND ADJUSTMENT  COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                        ILLINOIS - 17.12%
$ 500,000         $        -  $ 500,000 Chicago Board of Education, School Reform
                                        Board, Series A, G.O., Insured: FGIC
                                        5.250%, 12/01/21                              $  482,075     $        -    $   -  $  482,075
  250,000                  -    250,000 Chicago Public Building, Commerce Building
                                        Revenue 5.250%, 12/01/18                         244,847              -        -     244,847
  500,000                  -    500,000 Chicago Public Building,
                                        Commerce Building Revenue Insured: MBIA
                                        5.750%, 12/01/18                                 526,330              -        -     526,330
  250,000                  -    250,000 Chicago Skyway Toll Bridge Revenue,
                                        Prerefunded 01/01/04,
                                        6.750%, 01/01/14                                 270,340              -        -     270,340
        -          1,000,000  1,000,000 Cook County, Series B
                                        5.375%, 11/15/18                                       -        982,500        -     982,500
        -            375,000    375,000 DuPage County, Jail Project G.O.
                                        5.600%, 01/01/21                                       -        381,799        -     381,799
  475,000                  -    475,000 Du Page County G.O. Alternative Revenue,
                                        Jail Project, Prefunded 01/01/02,
                                        6.550%, 01/01/21                                 495,268              -        -     495,268
  500,000                  -    500,000 Evanston, G.O., Prerefunded 12/01/02,
                                        6.100%, 12/01/09                                 516,380              -        -     516,380
        -          1,000,000  1,000,000 Illinois Development Finance Authority RB,
                                        Lincoln Way Community, Insured: FGIC
                                        5.700%, 01/01/18                                       -      1,023,750        -   1,023,750
  265,000                  -    265,000 Illinois State Civic Center Special State
                                        Obligation 5.250%, 12/15/09                      273,313              -        -     273,313
        -          1,000,000  1,000,000 Lake County Township High School District
                                        Number 113, Highland Park, G.O.
                                        8.800%, 12/01/09                                       -      1,285,000        -   1,285,000
  500,000                  -    500,000 Metropolitan Pier & Expansion Authority,
                                        Dedicated State Tax Revenue,
                                        Refunding, Series A, Insured: MBIA (B)
                                        5.514%, 12/15/11                                 282,265              -        -     282,265
        -            715,000    715,000 Northbrook  Park District, G.O.
                                        6.100%, 11/01/12                                       -        773,987        -     773,987
  625,000                  -    625,000 Northern Illinois University Revenue,
                                        Auxilary Facilities System Revenue
                                        Insured: FGIC 5.703%, 10/01/14 (B)               295,419              -        -     295,419
                                                                                      ----------------------------------------------
                                                                                       3,386,237      4,447,036        -   7,833,273
                                                                                      ----------------------------------------------

                                        INDIANA - 2.01%
1,000,000                  -  1,000,000 Indiana Transportation Finance Authority
                                        Highway Revenue Insured: AMBAC
                                        5.901%, 12/01/17                                 384,240              -        -     384,240
  500,000                  -    500,000 Indianapolis Public Improvement Revenue,
                                         Series B 6.000%, 01/10/20                       534,900              -        -     534,900
                                                                                      ----------------------------------------------
                                                                                         919,140              -        -     919,140
                                                                                      ----------------------------------------------

                                        KANSAS - 2.42%
        -          1,020,000  1,020,000 Butler and Sedgwick Counties Unified School
                                        District Number 385, Andover, G.O., FSA
                                        6.000%, 09/01/14                                       -      1,106,700        -   1,106,700
                                                                                      ----------------------------------------------

                                        KENTUCKY - 1.56%
  350,000                  -    350,000 Jefferson County, Series C, G.O.
                                        5.375%, 05/15/03                                 356,412              -        -     356,412
  350,000                  -    350,000 Kentucky State Turnpike Authority Economic
                                        Development Revenue Revitalization Projects
                                        5.70%, 01/01/03                                  358,172              -        -     358,172
                                                                                      ----------------------------------------------
                                                                                         714,584              -        -     714,584
                                                                                      ----------------------------------------------

                                        MASSACHUSETTS - 1.09%
  500,000                  -    500,000 Massachusetts State, Series C, G.O.
                                        5.250%, 08/01/17                                 497,755              -        -     497,755
                                                                                      ----------------------------------------------

                                        MICHIGAN - 3.63%
        -          1,500,000  1,500,000 Michigan State House of Representatives,
                                        Capital Outlook, Certificate of
                                        Participation
                                        5.000%, 08/15/20                                       -      1,404,375        -   1,404,375
  250,000                  -    250,000 Michigan State Trunk Line Revenue, Series A
                                        5.500%, 11/01/16                                 257,252              -        -     257,252
                                                                                      ----------------------------------------------
                                                                                         257,252      1,404,375        -   1,661,627
                                                                                      ----------------------------------------------




                       See Notes to Pro Forma Statements

                      ALLEGHANY/CHICAGO MUNICIPAL BOND FUND
                     ABN AMRO TAX-EXEMPT FIXED INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000





                   PAR VALUE                               DESCRIPTION                             MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/CHICAGO  ABN AMRO                                                        ALLEGHANY/CHICAGO ABN AMRO
 TRUST MUNICIPAL  TAX-EXEMPT   PRO FORMA                                            TRUST MUNICIPAL TAX-EXEMPT  PRO FORMA  PRO FORMA
    BOND FUND     INCOME FUND  COMBINED                                               BOND FUND     INCOME FUND ADJUSTMENT COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                         MISSISSIPPI - 3.18%
$      -         $1,000,000  $ 1,000,000 State Hospital Equipment & Facilities
                                         Authority RB, Baptist Medical Center
                                         Project, MBIA
                                         6.500%, 05/01/10                               $      -    $1,078,750    $   -   $1,078,750
 350,000                  -      350,000 State of Mississippi, Capital Improvements
                                         Issue, Series I, G.O.
                                         5.750%, 11/01/09                                374,846             -        -      374,846
                                                                                        --------------------------------------------
                                                                                         374,846     1,078,750        -    1,453,596
                                                                                        --------------------------------------------

                                         MISSOURI - 5.01%
       -          2,000,000    2,000,000 State Health & Educational Facilities
                                         Authority RB, BJC Health Systems Project,
                                         Series A, ETM 6.750%, 05/15/10                        -     2,295,000        -    2,295,000
                                                                                        --------------------------------------------

                                         NEBRASKA - 1.54%
 200,000                  -      200,000 American Public Energy Agency Revenue,
                                         Nebraska Public Gas Agency Project,
                                         Series A Insured: AMBAC
                                         4.250%, 06/01/06                                186,270             -        -      186,270
 500,000                  -      500,000 Omaha Public Power District Electric
                                         Revenue, Series C 5.400%, 02/01/08              520,930             -        -      520,930
                                                                                        --------------------------------------------
                                                                                         707,200             -        -      707,200
                                                                                        --------------------------------------------

                                         NEVADA  - 1.99%
 350,000                  -      350,000 Clark County, Nevada School District,
                                         G.O., Prerefunded 12/15/04, Insured: FGIC
                                         6.400%, 06/15/06                                377,219             -        -      377,219
       -            500,000      500,000 Clark County Refunding & Transit
                                         Improvement RB, Series A, MBIA,
                                         Pre-refunded 06/01/04
                                         6.200%, 06/01/19                                      -       531,250        -      531,250
                                                                                        --------------------------------------------
                                                                                         377,219       531,250        -      908,469
                                                                                        --------------------------------------------

                                         NEW HAMPSHIRE - 0.54%
 250,000                  -      250,000 New Hampshire State Housing Financial
                                         Authority Single Family Revenue, Series B
                                         4.850%, 07/01/08                                247,465             -        -      247,465
                                                                                        --------------------------------------------

                                         NEW YORK - 3.89%
 250,000                  -      250,000 New York State, Commissioner General
                                         Services Executive Dept., Certificate
                                         Participation 4.250%, 09/01/01                  249,558             -        -      249,558
 480,000                  -      480,000 New York State Dormitory Authority Revenue,
]                                        Series C 5.100%, 05/15/03                       486,586             -        -      486,586
       -          1,000,000    1,000,000 State Highway & Bridge Improvement Fund
                                         RB, Series A, MBIA
                                         5.600%. 04/01/10                                      -     1,045,000        -    1,045,000
                                                                                        --------------------------------------------
                                                                                         736,144     1,045,000        -    1,781,144
                                                                                        --------------------------------------------

                                         NORTH DAKOTA - 1.13%
 510,000                  -      510,000 Grand Forks Refunding and Improvement,
                                         Series A Insured: MBIA
                                         5.000%, 12/01/04                                518,813             -        -      518,813
                                                                                        --------------------------------------------

                                         OHIO - 4.45%
       -          1,000,000    1,000,000 Montgomery County Hospital RB,
                                         Kettering Medical Center
                                         6.000%, 04/01/08                                      -     1,017,500        -    1,017,500
       -          1,000,000    1,000,000 Ohio State Turnpike Commission RB, Series A,
                                         FGIC 5.500%, 02/15/24                                 -     1,017,500        -    1,017,500
                                                                                        --------------------------------------------
                                                                                               -     2,035,000        -    2,035,000
                                                                                        --------------------------------------------

                                         OKLAHOMA - 4.00%
 240,000                  -      240,000 Oklahoma City, G.O.
                                         5.550%, 08/01/11                                252,686             -        -      252,686
 500,000                  -      500,000 Oklahoma Housing Development Authority Revenue
                                         Obligation Lease Purchase Program - Series A
                                         5.100%, 11/01/05                                500,000             -        -      500,000
       -          1,000,000    1,000,000 Tulsa Industrial Authority RB, St. John's
                                         Medical Center Project Pre-refunded 02/15/06
                                         6.25%, 02/15/17                                       -     1,076,250        -    1,076,250
                                                                                        --------------------------------------------
                                                                                         752,686     1,076,250        -    1,828,936
                                                                                        --------------------------------------------




                   See Note to Pro Forma Financial Statements

                      ALLEGHANY/CHICAGO MUNICIPAL BOND FUND
                     ABN AMRO TAX-EXEMPT FIXED INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000




                   PAR VALUE                          DESCRIPTION                                   MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/CHICAGO  ABN AMRO                                                        ALLEGHANY/CHICAGO  ABN AMRO
 TRUST MUNICIPAL  TAX-EXEMPT  PRO FORMA                                             TRUST MUNICIPAL  TAX-EXEMPT  PRO FORMA PRO FORMA
    BOND FUND     INCOME FUND COMBINED                                                 BOND FUND    INCOME FUND ADJUSTMENT COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                         PENNSYLVANIA - 1.65%
$250,000         $        -   $  250,000 Beaver County Industrial Development
                                         Authority, PCR, Cleveland Electric
                                         Project (A)
                                         4.600%, 10/01/03                             $  244,995     $        -  $     -  $  244,995
 500,000                  -      500,000 Pennsylvania Intergovernmental
                                         Cooperative Authority, Special Tax
                                         Revenue, City of Philadelphia Funding
                                         Program, ETM, Insured: FGIC
                                         6.000%, 06/15/02                                507,905              -        -     507,905
                                                                                      ----------------------------------------------
                                                                                         752,900              -        -     752,900
                                                                                      ----------------------------------------------

                                         PUERTO RICO - 0.33%
 150,000                  -      150,000 University of Puerto Rico, University
                                         Revenues, Series N Insured: MBIA
                                         4.750%, 06/01/01                                150,803              -        -     150,803
                                                                                      ----------------------------------------------

                                         SOUTH CAROLINA - 0.67%
 285,000                  -      285,000 Anderson County School District No.002,
                                         Series B
                                         7.1250%, 03/01/04                               307,766              -        -     307,766
                                                                                      ----------------------------------------------

                                         TENNESSEE - 4.28%
       -          1,000,000    1,000,000 Madison County, Capital Outlay Notes,
                                         G.O. MBIA
                                         4.200%, 05/01/08                                      -        958,750        -     958,750
       -          1,000,000    1,000,000 Tennessee State, Series A, G.O.
                                         5.000%, 05/01/13                                      -        997,500        -     997,500
                                                                                      ----------------------------------------------
                                                                                               -      1,956,250        -   1,956,250
                                                                                      ----------------------------------------------

                                         TEXAS - 7.61%
 500,000                  -      500,000 Brazos River Authority
                                         5.500%, 06/19/01                                502,105              -        -     502,105
 500,000                  -      500,000 Humble Independent School District
                                         Refunding, Series II, G.O.
                                         5.500%, 02/15/10                                210,066              -        -     210,066
 200,000                  -      200,000 Tarrant County Health Facilities
                                         Development Corp., Health System Revenue,
                                         Series A, Insured: MBIA
                                         5.500%, 02/15/05                                216,269              -        -     216,269
 210,000                  -      210,000 Texas Municipal Power Agency Revenue,
                                         Series E Insured: MBIA
                                         5.500%, 09/01/10                                526,330              -        -     526,330
 500,000          1,000,000    1,500,000 Texas State, Series B, G.O.
                                         5.125%, 10/01/14                                      -        988,750        -     988,750
       -          1,000,000    1,000,000 Victoria County Hospital RB Citizens
                                         Medical Center, AMBAC
                                         6.250%, 01/01/16                                      -      1,037,500        -   1,037,500
                                                                                      ----------------------------------------------
                                                                                       1,454,770      2,026,250        -   3,481,020
                                                                                      ----------------------------------------------

                                         UTAH - 2.18%
 300,000                  -      300,000 Intermountain Power Agency,
                                         Power Supply Revenue, Series E Insured:
                                         FSA
                                         6.250%, 07/01/07                                326,130              -        -     326,130
 350,000                  -      350,000 Tooele County, Utah Hazardous Waste
                                         Treatment Revenue, Union Pacific Project
                                         5.700%, 11/01/26                                309,705              -        -     309,705
 350,000                  -      350,000 Utah State Building Ownership Authority
                                         Lease Revenue, Series A State Facilities
                                         Master Lease PG-C Insured: FSA
                                         5.500%, 05/15/11                                363,027              -        -     363,027
                                                                                      ----------------------------------------------
                                                                                         998,862              -        -     998,862
                                                                                      ----------------------------------------------

                                         VERMONT - 2.29%
       -          1,000,000    1,000,000 Vermont Municipal Bond Bank RB, Series 1
                                         Series 1, Pre-refunded 12/01/02
                                         5.900%, 12/01/04                                      -      1,046,250        -   1,046,250
                                                                                      ----------------------------------------------

                                         VIRGINIA - 0.55%
 250,000                  -      250,000 Virginia State Housing Development Revenue
                                         Authority Commonwealth Mortgage, Series H
                                         4.750%, 07/01/07                                250,268              -        -     250,268
                                                                                      ----------------------------------------------

                                         WASHINGTON - 3.08%
 475,000                  -      475,000 King County, Series A, G.O.
                                         5.800%, 01/01/04                                492,689              -        -     492,689
       -          1,000,000    1,000,000 Port of Seattle Passenger Facilities RB,
                                         Series A, MBIA
                                         5.000%, 12/01/23                                      -        916,250        -     916,250
                                                                                      ----------------------------------------------
                                                                                         492,689        916,250        -   1,408,939
                                                                                      ----------------------------------------------



                   See Note to Pro Forma Financial Statements

                      ALLEGHANY/CHICAGO MUNICIPAL BOND FUND
                     ABN AMRO TAX-EXEMPT FIXED INCOME FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2000



                   PAR VALUE                              DESCRIPTION                             MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY/CHICAGO  ABN AMRO                                                      ALLEGHANY/CHICAGO  ABN AMRO
 TRUST MUNICIPAL  TAX-EXEMPT  PRO FORMA                                           TRUST MUNICIPAL  TAX-EXEMPT  PRO FORMA  PRO FORMA
    BOND FUND     INCOME FUND COMBINED                                               BOND FUND     INCOME FUND ADJUSTMENT COMBINED
-----------------------------------------------------------------------------------------------------------------------------------
                                        WISCONSIN - 8.41%
$      -         $1,000,000  $1,000,000 de Forest Area School District, G.O.
                                        5.100%, 04/01/11                           $         -   $ 1,008,750  $      -  $ 1,008,750
       -          1,150,000   1,150,000 River Falls School District, Series B,
                                        G.O., FGIC
                                        5.300%, 04/01/15                                     -     1,157,187         -    1,157,187
 250,000                  -     250,000 State of Wisconsin, Series A, G.O.
                                        5.750%, 05/01/04                               259,919             -         -      259,919
       -          1,100,000   1,100,000 State of Wisconsin, Series 1, G.O.
                                        5.500%, 11/01/16                                     -     1,124,750         -    1,124,750
 300,000                  -     300,000 Wisconsin Housing and Economic Development
                                        Authority, Home Ownership Revenue,
                                        Series A
                                        5.375%, 09/01/17                               295,569             -         -      295,569
                                                                                   ------------------------------------------------
                                                                                       555,488     3,290,687         -    3,846,175
                                                                                   ------------------------------------------------

                                        TOTAL MUNICIPAL SECURITIES                  18,428,476    26,477,548         -   44,906,024
                                                                                   ------------------------------------------------
               SHARES

         INVESTMENT COMPANIES - 5.46%

       0            916,629     916,629 Dreyfus Tax Exempt Cash Management Fund              -       916,629         -      916,629
   7,000                  -       7,000 Goldman Sachs Tax Exempt Fund                    7,000             -                  7,000
 699,212            873,117   1,572,329 Provident Money Market Fund                    699,212       873,117         -    1,572,329
                                                                                   ------------------------------------------------
                                       TOTAL INVESTMENT COMPANIES                      706,212     1,789,746         -    2,495,958
                                                                                   ------------------------------------------------

                                       TOTAL INVESTMENTS - 103.60%                  19,134,688    28,267,294         -   47,401,982
                                                                                   ------------------------------------------------
                                       (Cost $18,925,123, $27,231,157 and
                                       $46,156,280)
                                       LIABILITIES NET OF CASH AND OTHER ASSETS -
                                       (3.6%)                                         (232,023)   (1,164,146)  251,409   (1,144,760)
                                                                                   ------------------------------------------------
                                       NET ASSETS--100.00%                         $18,902,665   $27,103,148  $251,409  $46,257,222
                                                                                   ================================================


--------------------------------------------------------------------------------
(A) Variable rate bond. The interest rate shown reflects the rate in effect at October 31, 2000.
(B) Zero coupon bond. Rate shown reflects effective yield to maturity at time of purchase.
AMBAC                     American Municipal Board Assurance Corp.
ETM                       Escrowed to maturity
FGIC                      Federal Guaranty Insurance Corp.
FSA                       Fund Service Associates
G.O.                      General Obligation
MBIA                      Municipal Bond Insurance Corp.
PCR                       Pollution Control Revenue
RB                        Revenue Bond
VRDO                      Variable Rate Demand Obligation



                     See Notes to Pro Financial Statements

                   ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND
                      ABN AMRO TAX-EXEMPT FIXED INCOME FUND
          NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)


1.       BASIS OF COMBINATION


The Alleghany Funds, a Delaware business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. As of April 30, 2001, the Trust offered fifteen managed investment portfolios. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Pro Forma Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of April 30, 2001 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of November 1, 2000. These statements have been derived from books and records utilized in calculating the net asset value of each fund at April 30, 2001 and for the six-month period then ended.


The pro forma statements give effect to the proposed transfer of substantially all of the assets and stated liabilities of the ABN AMRO Tax-Exempt Fixed Income Fund in exchange for shares of the Alleghany/Chicago Trust Municipal Bond Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the ABN AMRO Tax-Exempt Fixed Income Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.


For the six-month period ended April 30, 2001 the Alleghany/Chicago Trust Municipal Bond Fund's investment advisory fee was computed based on the annual rate of 0.60% of its average daily net assets. The administration fee was computed based on the annual rate of 0.060% of the first $2.0 billion of the Trust's combined average daily net assets, 0.050% of the next $5.0 billion, and 0.045% of the combined average daily net assets in excess of $7.0 billion, and was allocated to each fund based on the relative net assets of the Trust.


Pursuant to a Rule 12b-1 distribution plan (the "Plan") adopted by the Alleghany/Chicago Trust Municipal Bond Fund with respect to Class N Shares, the Fund pays certain expenses associated with the distribution of its shares. Under the Plan, the Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets.


2.       SECURITY VALUATION

The Alleghany/Chicago Trust Municipal Bond Fund's fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the fair market value of such securities in accordance with guidelines adopted. When fair market value quotations are not readily available, securities and other assets are valued at fair value by or under the direction of the Board of Trustees. All short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. The ABN AMRO Tax-Exempt Fixed Income Fund's fixed income securities are valued at the most recently quoted bid price, and in situations when quotations are not readily available use board approved procedures to determine their fair value.

                   ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND
                      ABN AMRO TAX-EXEMPT FIXED INCOME FUND
    NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)



3.       CAPITAL SHARES


The pro forma net asset value per share assumes the issuance of additional shares of the Alleghany/Chicago Trust Municipal Bond Fund that would have been issued at April 30, 2001 in connection with the proposed reorganization. The pro forma number of shares outstanding of 4,613,543 consists of 2,588,327 shares assumed issued in the reorganization plus 2,025,216 shares of the Alleghany/Chicago Trust Municipal Bond Fund at April 30, 2001.



4.       PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS


The pro forma adjustments and pro forma combined columns of the statement of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the ABN AMRO Tax-Exempt Fixed Income Fund was included in the Alleghany/Chicago Trust Municipal Bond Fund for the period November 1, 2000 to April 30, 2001. Investment Advisory, Administration and 12b-1 fees in the pro forma combined column are calculated at the rates in effect for the Alleghany/Chicago Trust Municipal Bond Fund based upon the combined net assets of the ABN AMRO Tax-Exempt Fixed Income Fund and Alleghany/Chicago Trust Municipal Bond Fund.



The pro forma Statement of Assets and Liabilities and Schedule of Investments give effect to the proposed transfer of such assets as if the reorganization had occurred at April 30, 2001.


5.       COSTS OF REORGANIZATION

Reorganization expenses incurred by the ABN AMRO Funds will be paid by ABN AMRO Asset Management (USA) and/or affiliates thereof. Reorganization expenses incurred by the Alleghany Funds will be paid by Chicago Trust and/affiliates thereof. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement;
(b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) brokerage cost of any necessary rebalancing of the Funds' investment portfolios.

6.       FEDERAL INCOME TAXES

The Fund has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute substantially all of their respective taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Fund intends to utilize provisions for federal income tax laws which will allow them to carry a realized capital loss forward eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2000, the combined capital loss carryforward amounted to $2,021,481 which will expire between October 31, 2002 and October 31, 2008.

The ABN AMRO Tax-Exempt Fixed Income Fund will distribute all of its ordinary income and capital gains, if any, prior to the Fund merging.

                                 ABN AMRO FUNDS
                               4400 COMPUTER DRIVE
                        WESTBOROUGH, MASSACHUSETTS 01581

                             ABN AMRO BALANCED FUND
                           ABN AMRO FIXED INCOME FUND
                      ABN AMRO TAX-EXEMPT FIXED INCOME FUND

                    PROXY FOR SPECIAL MEETING OF SHAREHOLDERS
                                 AUGUST 24, 2001

       THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF ABN AMRO FUNDS

     The undersigned Shareholder(s) of the ABN AMRO Balanced Fund, ABN AMRO Fixed Income Fund and/or ABN AMRO Tax-Exempt Fixed Income Fund (each a "Fund"), series of ABN AMRO Funds (the "Trust") hereby appoint(s) Steven A. Smith and Gail Hanson (each with full power of substitution), the proxy or proxies of the undersigned to attend the Special Meeting of Shareholders (the "Special Meeting") of the Funds to be held on Friday, August 24, 2001, and any adjournments thereof, to vote all of the shares of the Trust that the signer would be entitled to vote if personally present at the Special Meeting and on any other matters brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. Said proxies are directed to vote or refrain from voting pursuant to the Combined Prospectus/Proxy Statement as checked below.

     All properly executed proxies will be voted as directed herein by the signing Shareholder(s). If no direction is given when the duly executed proxy is returned, such shares will be voted FOR the Proposal. Please date, sign and return promptly.

     TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: KEEP THIS PORTION FOR YOUR RECORDS.



  VOTE ONLY ON THE PROPOSALS RELATED TO THE FUND(S) IN WHICH YOU ARE INVESTED.


     ---------------------------------------------------------------------------

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
                      DETACH AND RETURN THIS PORTION ONLY.



             SHAREHOLDERS MAY VOTE ONLY ON THE PROPOSALS RELATED TO
                  THE FUND(S) IN WHICH HE OR SHE IS INVESTED.


THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

Proposal 1:    To approve: (i) the transfer of all of the assets and certain stated liabilities of the ABN AMRO Balanced Fund to the Alleghany/Chicago Trust Balanced Fund (the "Alleghany Balanced
               Fund") in exchange for Class N Shares of the Alleghany Balanced
               Fund; and (ii) the distribution of the Class N shares of the Alleghany Balanced Fund's shares so received to Common and Investor shareholders of the ABN AMRO Balanced Fund.

                        [__] For   [__] Against   [__] Abstain

Proposal 2:    To approve: (i) the transfer of all of the assets and certain stated liabilities of the ABN AMRO Fixed Income Fund to the Alleghany/Chicago Trust Bond Fund (the "Alleghany Bond Fund") in exchange for Class N shares of the Alleghany Bond Fund; and (ii) the distribution of the Class N shares of the Alleghany Bond
               Fund's shares so received to Common and Investor shareholders of the ABN AMRO Fixed Income Fund.

                        [__] For   [__] Against   [__] Abstain

Proposal 3:    To approve: (i) the transfer of all of the assets and certain stated liabilities of the ABN AMRO Tax-Exempt Fixed Income Fund to Alleghany/Chicago Trust Municipal Bond Fund (the "Alleghany
               Municipal Bond Fund") in exchange for Class N shares of the Alleghany Municipal Bond Fund; and (ii) the distribution of the Class N shares of the Alleghany Municipal Bond Fund's shares so received to Common and Investor shareholders of the ABN AMRO
               Tax-Exempt Fixed Income Fund.

                        [__] For   [__] Against   [__] Abstain

     The undersigned acknowledges receipt with this proxy card of a copy of the Notice of Special Meeting of Shareholders and the Combined Prospectus/Proxy Statement. Your signature(s) on this proxy card should be exactly as your name or names appear on this proxy card. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Dated: _____________, 2001


-----------------------------       -----------------------------
Signature                           Signature

                                     PART C
                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION.

Section 10.2 of the Registrant's Trust Instrument provides as follows:

         10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

         The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this
         Section 10.2.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

         Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

         10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.

ITEM 16.  EXHIBITS

(1) Trust Instrument dated September 10, 1993 is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 8 to the Registration Statement as filed via EDGAR on April 16, 1996.

(2) By-Laws are incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registration Statement filed via EDGAR on February 22, 1996.

(3)        Not Applicable.

(4)        Form of Agreement and Plan of Reorganization is filed herewith.

(5)        Not Applicable.


(6)(a) Investment Advisory Agreement for the Alleghany/Chicago Trust Bond Fund, dated February 1, 2001, is incorporated by reference to Exhibit
           (6)(a) of the Registration Statement on Form N-14 as filed via EDGAR on June 4, 2001.

(6)(b) Investment Advisory Agreement for the Alleghany/Chicago Trust Balanced Fund, dated February 1, 2001, is incorporated by reference to Exhibit (6)(b) of the Registration Statement on Form N-14 as filed via EDGAR on June 4, 2001.

(6)(c) Investment Advisory Agreement for the Alleghany/Chicago Trust Municipal Bond Fund, dated February 1, 2001, is incorporated by reference to Exhibit (6)(c) of the Registration Statement on Form N-14 as filed via EDGAR on June 4, 2001.


(7) Distribution Agreement between Alleghany Funds and PFPC Distributors, Inc., dated December 31, 2000, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed via EDGAR on March 1, 2001.

(8)        Not Applicable.

(9)(a) Custodian Agreement between Bankers Trust Company and CT&T Funds, dated June 1, 1997 is incorporated by reference to Exhibit No. 8(a) of Post-Effective Amendment No. 10 to the Registration Statement as filed via EDGAR on February 27, 1998.

(9)(b) Amendment No. 1 to the Custodian Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 22 to the Registration Statement as filed via EDGAR on June 30, 2000.

(9)(c) Amendment No. 3 to the Custodian Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 24 to the Registration Statement as filed via EDGAR on December 29, 2000.


(10) Amended Multiple Class Plan pursuant to Rule 18f-3, dated September 21, 2000, is incorporated by reference to Exhibit (o) of Post-Effective amendment No. 24 to the Registration statement as filed via EDGAR on December 29, 2000.

(11) Opinion and Consent of Counsel is incorporated by reference to Exhibit (11) of the Registration Statement on Form N-14 as filed via EDGAR on June 4, 2001.

(12) Form of Opinion and Consent of Counsel to the ABN AMRO Funds supporting the tax matters and consequences to shareholders discussed in the prospectus is incorporated by reference to Exhibit (12) of the Registration Statement on Form N-14 as filed via EDGAR on June 4, 2001.


(13)(a) Transfer Agency Services Agreement between Alleghany Funds and PFPC, Inc., dated April 1, 2000, is incorporated by reference to Exhibit
           (h)(1) of Post-Effective Amendment No. 22 to the Registration Statement as filed via EDGAR on June 30, 2000.

(13)(b) Amendment No. 1 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 to the Registration Statement as filed via EDGAR on June 30, 2000.

(13)(c) Amendment No. 2 to the Transfer Agency Services Agreement is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed via EDGAR on March 1, 2001.

(13)(d) Administration Agreement between Alleghany Funds and Alleghany Investment Services Inc., dated June 17, 1999, is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registration Statement as filed via EDGAR on June 28, 1999.

(13)(e) Amendment No. 1 to the Administration Agreement is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to the Registration Statement as filed via EDGAR on June 30, 2000.

(13)(f) Amendment No. 2 to the Administration Agreement is incorporated by reference to Exhibit (h) of Post Effective amendment No. 24 to the Registration Statement as filed via EDGAR on December 29, 2000.

(13)(g) Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc., dated April 1, 2000, is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registration Statement as filed via EDGAR on June 30, 2000.

(13)(h) Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 22 to the Registration Statement as filed via EDGAR on June 30, 2000.

(13)(i) Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed via EDGAR on March 1, 2001.

(14)(a)    Consent of Ernst & Young LLP is filed herewith.

(14)(b)    Consent of KPMG LLP is filed herewith.

(15)       Not Applicable.

(16)       Not Applicable.

(17)(a) Prospectus for the Class N Shares of the Alleghany Funds dated March 1, 2001 is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed via EDGAR on March 1, 2001.

(17)(b) SAI for the Class N Shares of the Alleghany Funds dated March 1, 2001 as amended May 15, 2001 is incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement as filed via EDGAR on May 15, 2001.

(17)(c) Audited Financial Statements for the Alleghany Funds dated October 31, 2000 are incorporated by reference to the Registrant's N-30D filing as filed via EDGAR on January 5, 2001.


(17)(d) Unaudited Financial Statements for the Alleghany Funds dated April 30, 2001 are incorporated by reference to the Registrant's N-30D filing as filed via EDGAR on June 28, 2001.

(17)(e) Prospectuses and SAIs for the Common Shares and Investor Shares of the ABN AMRO Funds dated May 1, 2001 are incorporated by reference to Post-Effective Amendment No. 22 to ABN AMRO Funds' Registration Statement as filed via EDGAR on May 1, 2001.

(17)(f) Audited Financial Statements for the ABN AMRO Funds dated December 31, 2000 are incorporated by reference to ABN AMRO Funds' N-30D filing as filed via EDGAR on February 26, 2001.


ITEM 17.  UNDERTAKINGS.

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Chicago, the State of Illinois, on the 3rd day of July, 2001.

                                        Alleghany Funds

                                       By /s/ Kenneth C. Anderson
                                          ------------------------------
                                          Kenneth C. Anderson, President


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:


/s/ Stuart D. Bilton                                                              July 3, 2001
------------------------   Chairman, Board of Trustees                          ----------------
Stuart D. Bilton                                                                      Date

/s/ Nathan Shapiro                                                                July 3, 2001
------------------------   Trustee                                              ----------------
Nathan Shapiro                                                                        Date


------------------------   Trustee                                              ----------------
Gregory T. Mutz                                                                       Date

/s/ Leonard F. Amari                                                              July 3, 2001
------------------------   Trustee                                              ----------------
Leonard F. Amari                                                                      Date

/s/ Robert A. Kushner                                                             July 3, 2001
------------------------   Trustee                                              ----------------
Robert A. Kushner                                                                     Date

/s/ Robert B. Scherer                                                             July 3, 2001
------------------------   Trustee                                              ----------------
Robert B. Scherer                                                                     Date

/s/ Denis Springer                                                                July 3, 2001
------------------------   Trustee                                              ----------------
Denis Springer                                                                        Date

/s/ Kenneth C. Anderson                                                           July 3, 2001
------------------------   President (Principal Executive Officer)              ----------------
Kenneth C. Anderson                                                                   Date

/s/ Gerald F. Dillenburg                                                          July 3, 2001
------------------------   Secretary, Treasurer and Vice President              ----------------
Gerald F. Dillenburg       (Principal Accounting & Financial Officer)                 Date


                                  EXHIBIT INDEX

EX-99.1 Trust Instrument dated September 10, 1993 is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 8 to the Registration Statement as filed via EDGAR on April 16, 1996.

EX-99.2 By-Laws are incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registration Statement filed via EDGAR on February 22, 1996.

EX-99.4 Form of Agreement and Plan of Reorganization is filed herewith.


EX-99.6A Investment Advisory Agreement for the Alleghany/Chicago Trust Bond Fund, dated February 1, 2001, is incorporated by reference to Exhibit (6)(a) of the Registration Statement on Form N-14 as filed via EDGAR on June 4, 2001.

EX-99.6B Investment Advisory Agreement for the Alleghany/Chicago Trust Balanced Fund, dated February 1, 2001, is incorporated by reference to Exhibit (6)(b) of the Registration Statement on Form N-14 as filed via EDGAR on June 4, 2001.

EX-99.6C Investment Advisory Agreement for the Alleghany/Chicago Trust Municipal Bond Fund, dated February 1, 2001, is incorporated by reference to Exhibit (6)(c) of the Registration Statement on Form N-14 as filed via EDGAR on June 4, 2001.


EX-99.6D Distribution Agreement between Alleghany Funds and PFPC Distributors, Inc., dated December 31, 2000, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed via EDGAR on March 1, 2001.

EX-99.9A Custodian Agreement between Bankers Trust Company and CT&T Funds, dated June 1, 1997 is incorporated by reference to Exhibit No. 8(a) of Post-Effective Amendment No. 10 to the Registration Statement as filed via EDGAR on February 27, 1998.

EX-99.9B Amendment No. 1 to the Custodian Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 22 to the Registration Statement as filed via EDGAR on June 30, 2000.

EX-99.9C Amendment No. 3 to the Custodian Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 24 to the Registration Statement as filed via EDGAR on December 29, 2000.

EX-99.10 Amended Multiple Class Plan pursuant to Rule 18f-3, dated September 21, 2000, is incorporated by reference to Exhibit
                  (o) of Post-Effective amendment No. 24 to the Registration statement as filed via Edgar on December 29, 2000.


EX-99.11 Opinion and Consent of Counsel is incorporated by reference to Exhibit (11) of the Registration Statement on Form N-14 as filed via EDGAR on June 4, 2001.

EX-99.12 Form of Opinion and Consent of Counsel to the ABN AMRO Funds supporting the tax matters and consequences to shareholders discussed in the prospectus, is incorporated by reference to Exhibit (12) of the Registration Statement on Form N-14 as filed via EDGAR on June 4, 2001.


EX-99.13A         Transfer Agency Services Agreement between Alleghany Funds and
                  PFPC, Inc., dated April 1, 2000, is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 to the
                  Registration Statement as filed via EDGAR on June 30, 2000.

EX-99.13B         Amendment No. 1 to the Transfer Agency Services Agreement is
                  incorporated by reference to Exhibit (h)(2) of Post-Effective
                  Amendment No. 22 to the Registration Statement as filed via
                  EDGAR on June 30, 2000.

EX-99.13C         Amendment No. 2 to the Transfer Agency Services Agreement is
                  incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed via EDGAR on March 1, 2001.

EX-99.13D         Administration Agreement between Alleghany Funds and Alleghany
                  Investment Services Inc., dated June 17, 1999, is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registration Statement as filed via EDGAR on June 28, 1999.

EX-99.13E         Amendment No. 1 to the Administration Agreement is
                  incorporated by reference to Exhibit (h)(3) of Post-Effective
                  Amendment No. 22 to the Registration Statement as filed via
                  EDGAR on June 30, 2000.

EX-99.13F         Amendment No. 2 to the Administration Agreement is
                  incorporated by reference to Exhibit (h) of Post Effective amendment No. 24 to the Registration Statement as filed via
                  EDGAR on December 29, 2000.

EX-99.13G         Sub-Administration and Accounting Services Agreement between
                  Alleghany Investment Services Inc. and PFPC Inc., dated April
                  1, 2000, is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registration Statement as filed via EDGAR on June 30, 2000.

EX-99.13H         Amendment No. 1 to the Sub-Administration and Accounting
                  Services Agreement is incorporated by reference to Exhibit
                  (h)(5) of Post-Effective Amendment No. 22 to the Registration
                  Statement as filed via EDGAR on June 30, 2000.

EX-99.13I         Amendment No. 2 to the Sub-Administration and Accounting
                  Services Agreement is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed via EDGAR on March 1, 2001.

EX-99.14A         Consent of Ernst & Young LLP is filed herewith.

EX-99.14B         Consent of KPMG LLP is filed herewith.

EX-99.17A         Prospectus for the Class N Shares of the Alleghany Funds dated
                  March 1, 2001 is incorporated by reference to Post-Effective
                  Amendment No. 26 to the Registration Statement as filed via
                  EDGAR on March 1, 2001.

EX-99.17B         SAI for the Class N Shares of the Alleghany Funds dated March
                  1, 2001 as amended May 15, 2001 is incorporated by reference to Post-Effective Amendment No. 29 to the Registration
                  Statement as filed via EDGAR on May 15, 2001.

EX-99.17C         Audited Financial Statements for the Alleghany Funds dated
                  October 31, 2000 are incorporated by reference to the Registrant's N-30D filing as filed via EDGAR on January 5, 2001.


EX-99.17D         Unaudited Financial Statements for the Alleghany Funds dated
                  April 30, 2001 are incorporated by reference to the Registrant's N-30D filing as filed via EDGAR on June 28, 2001.

EX-99.17E         Prospectuses and SAIs for the Common Shares and Investor
                  Shares of the ABN AMRO Funds dated May 1, 2001 are incorporated by reference to Post-Effective Amendment No. 22 to ABN AMRO Funds' Registration Statement as filed via EDGAR on May 1, 2001.

EX-99.17F         Audited Financial Statements for the ABN AMRO Funds dated
                  December 31, 2000 are incorporated by reference to ABN AMRO
                  Funds' N-30D filing as filed via EDGAR on February 26, 2001.